UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2020

Date of reporting period:	1/31/2020

Item 1 – Reports to Stockholders

PGIM JENNISON DIVERSIFIED GROWTH FUND

SEMIANNUAL REPORT

JANUARY 31, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Diversified Growth Fund informative and useful. The report covers performance for the six-month period ended January 31, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Diversified Growth Fund

March 16, 2020

PGIM Jennison Diversified Growth Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 1/31/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	11.58	16.40	11.61	12.73	—
Class B	11.03	17.00	11.74	12.44	—
Class C	10.98	20.87	11.97	12.50	—
Class Z	11.72	23.50	N/A	N/A	16.59 (9/27/17)
Class R6	11.72	23.50	N/A	N/A	16.59 (9/27/17)
Russell 1000 Growth Index
	12.24	27.94	—	—	18.34

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr.1) 4.00% (Yr.2) 3.00% (Yr.3) 2.00% (Yr.4) 1.00% (Yr.5/6) 0.00% (Yr.7)	1.00% on sales made within 12 months of purchase	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	1.00%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through reinvestment of dividends and/or capital gains. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. See the supplement included with this shareholder report for details.

Benchmark Definitions

Russell 1000 Growth Index—The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000® Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

PGIM Jennison Diversified Growth Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings

Ten Largest Holdings	Line of Business	% of Net Assets
Microsoft Corp.	Software	5.9%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	5.4%
Apple, Inc.	Technology Hardware, Storage & Peripherals	5.2%
Amazon.com, Inc.	Internet & Direct Marketing Retail	4.4%
Mastercard, Inc. (Class A Stock)	IT Services	4.0%
Visa, Inc. (Class A Stock)	IT Services	3.6%
Alibaba Group Holding Ltd. (China), ADR	Internet & Direct Marketing Retail	3.3%
Adobe, Inc.	Software	3.3%
Tesla, Inc.	Automobiles	2.8%
salesforce.com, Inc.	Software	2.5%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Diversified Growth Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Diversified Growth Fund		Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,115.80	1.22%	$6.49
	Hypothetical	$1,000.00	$1,019.00	1.22%	$6.19
Class B	Actual	$1,000.00	$1,110.30	2.26%	$11.99
	Hypothetical	$1,000.00	$1,013.77	2.26%	$11.44
Class C	Actual	$1,000.00	$1,109.80	2.28%	$12.09
	Hypothetical	$1,000.00	$1,013.67	2.28%	$11.54
Class Z	Actual	$1,000.00	$1,117.20	1.00%	$5.32
	Hypothetical	$1,000.00	$1,020.11	1.00%	$5.08
Class R6	Actual	$1,000.00	$1,117.20	1.00%	$5.32
	Hypothetical	$1,000.00	$1,020.11	1.00%	$5.08

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2020, and divided by the 366 days in the Fund’s fiscal year ending July 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of January 31, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 99.3%

COMMON STOCKS

Aerospace & Defense 3.1%
Airbus SE (France)	12,108	$1,782,815
Lockheed Martin Corp.	8,428	3,608,196
Northrop Grumman Corp.	1,737	650,628
Safran SA (France)	11,984	1,931,722

		7,973,361

Air Freight & Logistics 0.2%
United Parcel Service, Inc. (Class B Stock)	5,572	576,813

Airlines 1.2%
Alaska Air Group, Inc.	9,808	633,499
American Airlines Group, Inc.	23,897	641,395
Delta Air Lines, Inc.	19,944	1,111,679
United Airlines Holdings, Inc.*	8,545	639,166

		3,025,739

Automobiles 2.8%
Tesla, Inc.*	11,163	7,262,313

Banks 1.3%
JPMorgan Chase & Co.	24,773	3,278,954

Beverages 0.2%
PepsiCo, Inc.	4,513	640,936

Biotechnology 2.0%
Amgen, Inc.	17,539	3,789,301
Biogen, Inc.*	2,280	612,978
Vertex Pharmaceuticals, Inc.*	2,771	629,156

		5,031,435

Building Products 0.3%
Allegion PLC	4,966	642,203

Capital Markets 1.8%
Ameriprise Financial, Inc.	11,962	1,978,635
LPL Financial Holdings, Inc.	21,749	2,003,735
S&P Global, Inc.	2,262	664,417

		4,646,787

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	9

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Chemicals 0.3%
Scotts Miracle-Gro Co. (The)	5,881	$721,834

Commercial Services & Supplies 1.1%
Cintas Corp.	2,313	645,258
Copart, Inc.*	22,410	2,273,718

		2,918,976

Diversified Consumer Services 0.2%
H&R Block, Inc.	27,100	628,720

Entertainment 3.4%
Electronic Arts, Inc.*	6,169	665,758
Netflix, Inc.*	10,618	3,664,166
Walt Disney Co. (The)	27,872	3,854,976
Zynga, Inc. (Class A Stock)*	105,901	637,524

		8,822,424

Equity Real Estate Investment Trusts (REITs) 0.3%
Sun Communities, Inc.	4,044	655,816

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	14,777	4,514,669
Sysco Corp.	16,699	1,371,656

		5,886,325

Food Products 0.3%
Hershey Co. (The)	4,224	655,438

Health Care Equipment & Supplies 4.0%
Danaher Corp.	21,748	3,498,601
DexCom, Inc.*	10,144	2,442,168
Edwards Lifesciences Corp.*	19,646	4,319,369

		10,260,138

Health Care Providers & Services 0.2%
Chemed Corp.	1,345	628,169

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 1.0%
Chipotle Mexican Grill, Inc.*	2,226	$1,929,408
Marriott International, Inc. (Class A Stock)	4,551	637,413

		2,566,821

Interactive Media & Services 7.9%
Alphabet, Inc. (Class A Stock)*	9,744	13,961,008
Facebook, Inc. (Class A Stock)*	32,135	6,488,378

		20,449,386

Internet & Direct Marketing Retail 7.9%
Alibaba Group Holding Ltd. (China), ADR*	41,343	8,541,051
Amazon.com, Inc.*	5,632	11,313,111
Booking Holdings, Inc.*	335	613,234

		20,467,396

IT Services 15.6%
Accenture PLC (Class A Stock)	18,009	3,695,627
Adyen NV (Netherlands), 144A*	2,285	2,101,323
Alliance Data Systems Corp.	7,277	748,003
FleetCor Technologies, Inc.*	13,532	4,265,692
International Business Machines Corp.	22,537	3,239,243
Mastercard, Inc. (Class A Stock)	32,658	10,317,969
Paychex, Inc.	7,250	621,833
Shopify, Inc. (Canada) (Class A Stock)*	8,247	3,840,298
Visa, Inc. (Class A Stock)	46,851	9,321,943
Western Union Co. (The)	71,635	1,926,981

		40,078,912

Life Sciences Tools & Services 0.2%
Bruker Corp.	12,431	614,962

Machinery 0.3%
Caterpillar, Inc.	5,796	761,305

Media 1.8%
AMC Networks, Inc. (Class A Stock)*	16,836	616,030
Cable One, Inc.	374	637,307
Charter Communications, Inc. (Class A Stock)*	1,287	665,971
Nexstar Media Group, Inc. (Class A Stock)	5,226	633,130
Omnicom Group, Inc.	26,981	2,031,939

		4,584,377

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	11

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
Metals & Mining 0.3%
Royal Gold, Inc.	5,754	$663,551

Personal Products 1.7%
Estee Lauder Cos., Inc. (The) (Class A Stock)	23,084	4,505,073

Pharmaceuticals 3.8%
AstraZeneca PLC (United Kingdom), ADR	103,355	5,033,389
Bristol-Myers Squibb Co.	22,920	1,442,814
Eli Lilly & Co.	4,616	644,578
Jazz Pharmaceuticals PLC*	14,004	2,007,473
Merck & Co., Inc.	7,453	636,784

		9,765,038

Real Estate Management & Development 0.2%
CBRE Group, Inc. (Class A Stock)*	10,459	638,522

Road & Rail 0.2%
Union Pacific Corp.	3,578	641,965

Semiconductors & Semiconductor Equipment 3.9%
NVIDIA Corp.	24,187	5,718,532
QUALCOMM, Inc.	50,141	4,277,529

		9,996,061

Software 16.4%
Adobe, Inc.*	24,079	8,455,100
Coupa Software, Inc.*	4,206	677,797
Fair Isaac Corp.*	1,572	632,541
Microsoft Corp.	89,337	15,207,838
Paycom Software, Inc.*	2,355	749,267
Paylocity Holding Corp.*	4,572	648,721
salesforce.com, Inc.*	35,884	6,542,012
ServiceNow, Inc.*	15,306	5,176,948
Splunk, Inc.*	8,967	1,392,216

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Software (cont’d.)
Tyler Technologies, Inc.*	6,167	$1,996,135
VMware, Inc. (Class A Stock)*	4,320	639,619

		42,118,194

Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc.	43,104	13,341,119
Dell Technologies, Inc. (Class C Stock)*	26,292	1,282,261

		14,623,380

Textiles, Apparel & Luxury Goods 6.9%
adidas AG (Germany)	5,988	1,893,698
Hanesbrands, Inc.	123,177	1,694,916
Kering SA (France)	5,032	3,083,149
Lululemon Athletica, Inc.*	20,491	4,905,340
LVMH Moet Hennessy Louis Vuitton SE (France)	1,416	617,716
NIKE, Inc. (Class B Stock)	58,241	5,608,608

		17,803,427

Trading Companies & Distributors 0.5%
United Rentals, Inc.*	8,972	1,217,411

TOTAL LONG-TERM INVESTMENTS (cost $164,466,870)		255,752,162

SHORT-TERM INVESTMENTS 0.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	1,561,525	1,561,525
PGIM Institutional Money Market Fund (cost $664,257; includes $659,215 of cash collateral for securities on loan)(b)(w)	664,322	664,455

TOTAL SHORT-TERM INVESTMENTS (cost $2,225,782)		2,225,980

TOTAL INVESTMENTS 100.2% (cost $166,692,652)		257,978,142
Liabilities in excess of other assets (0.2)%		(426,405)

NET ASSETS 100.0%		$257,551,737

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	13

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

*	Non-income producing security.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)PGIM	Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$4,258,824	$3,714,537	$—
Air Freight & Logistics	576,813	—	—
Airlines	3,025,739	—	—
Automobiles	7,262,313	—	—
Banks	3,278,954	—	—
Beverages	640,936	—	—
Biotechnology	5,031,435	—	—
Building Products	642,203	—	—
Capital Markets	4,646,787	—	—
Chemicals	721,834	—	—
Commercial Services & Supplies	2,918,976	—	—
Diversified Consumer Services	628,720	—	—
Entertainment	8,822,424	—	—
Equity Real Estate Investment Trusts (REITs)	655,816	—	—
Food & Staples Retailing	5,886,325	—	—
Food Products	655,438	—	—
Health Care Equipment & Supplies	10,260,138	—	—
Health Care Providers & Services	628,169	—	—
Hotels, Restaurants & Leisure	2,566,821	—	—
Interactive Media & Services	20,449,386	—	—
Internet & Direct Marketing Retail	20,467,396	—	—

See Notes to Financial Statements.

14

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
IT Services	$37,977,589	$2,101,323	$—
Life Sciences Tools & Services	614,962	—	—
Machinery	761,305	—	—
Media	4,584,377	—	—
Metals & Mining	663,551	—	—
Personal Products	4,505,073	—	—
Pharmaceuticals	9,765,038	—	—
Real Estate Management & Development	638,522	—	—
Road & Rail	641,965	—	—
Semiconductors & Semiconductor Equipment	9,996,061	—	—
Software	42,118,194	—	—
Technology Hardware, Storage & Peripherals	14,623,380	—	—
Textiles, Apparel & Luxury Goods	12,208,864	5,594,563	—
Trading Companies & Distributors	1,217,411	—	—
Affiliated Mutual Funds	2,225,980	—	—

Total	$246,567,719	$11,410,423	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2020 were as follows:

Software	16.4%
IT Services	15.6
Internet & Direct Marketing Retail	7.9
Interactive Media & Services	7.9
Textiles, Apparel & Luxury Goods	6.9
Technology Hardware, Storage & Peripherals	5.7
Health Care Equipment & Supplies	4.0
Semiconductors & Semiconductor Equipment	3.9
Pharmaceuticals	3.8
Entertainment	3.4
Aerospace & Defense	3.1
Automobiles	2.8
Food & Staples Retailing	2.3
Biotechnology	2.0
Capital Markets	1.8
Media	1.8
Personal Products	1.7
Banks	1.3
Airlines	1.2

Commercial Services & Supplies	1.1%
Hotels, Restaurants & Leisure	1.0
Affiliated Mutual Funds (0.3% represents investments purchased with collateral from securities on loan)	0.9
Trading Companies & Distributors	0.5
Machinery	0.3
Chemicals	0.3
Metals & Mining	0.3
Equity Real Estate Investment Trusts (REITs)	0.3
Food Products	0.3
Building Products	0.3
Road & Rail	0.2
Beverages	0.2
Real Estate Management & Development	0.2
Diversified Consumer Services	0.2
Health Care Providers & Services	0.2
Life Sciences Tools & Services	0.2
Air Freight & Logistics	0.2

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	15

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Industry Classification (continued):

100.2%
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

16

Statement of Assets and Liabilities (unaudited)

as of January 31, 2020

Assets
Investments at value:
Unaffiliated investments (cost $164,466,870)	$255,752,162
Affiliated investments (cost $2,225,782)	2,225,980
Receivable for investments sold	679,956
Receivable for Fund shares sold	63,680
Tax reclaim receivable	30,334
Dividends receivable	26,829
Prepaid expenses and other assets	2,246

Total Assets	258,781,187

Liabilities
Payable to broker for collateral for securities on loan	659,215
Payable for Fund shares reacquired	155,344
Management fee payable	150,301
Transfer agent’s fees and expenses payable	112,330
Distribution fee payable	59,916
Affiliated transfer agent fee payable	41,514
Accrued expenses and other liabilities	30,547
Payable to custodian	20,283

Total Liabilities	1,229,450

Net Assets	$257,551,737

Net assets were comprised of:
Shares of beneficial interest, at par	$18,103
Paid-in capital in excess of par	153,452,342
Total distributable earnings (loss)	104,081,292

Net assets, January 31, 2020	$257,551,737

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	17

Statement of Assets and Liabilities (unaudited)

as of January 31, 2020

Class A
Net asset value and redemption price per share,
($242,324,999 ÷ 16,870,228 shares of beneficial interest issued and outstanding)	$14.36
Maximum sales charge (5.50% of offering price)	0.84

Maximum offering price to public	$15.20

Class B
Net asset value, offering price and redemption price per share,
($796,277 ÷ 69,866 shares of beneficial interest issued and outstanding)	$11.40

Class C
Net asset value, offering price and redemption price per share,
($9,029,216 ÷ 788,128 shares of beneficial interest issued and outstanding)	$11.46

Class Z
Net asset value, offering price and redemption price per share,
($5,337,954 ÷ 370,708 shares of beneficial interest issued and outstanding)	$14.40

Class R6
Net asset value, offering price and redemption price per share,
($63,291 ÷ 4,395 shares of beneficial interest issued and outstanding)	$14.40

See Notes to Financial Statements.

18

Statement of Operations (unaudited)

Six Months Ended Ended January 31, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $1,822 foreign withholding tax)	$934,242
Affiliated dividend income	21,339
Income from securities lending, net (including affiliated income of $4,036)	18,381

Total income	973,962

Expenses
Management fee	853,974
Distribution fee(a)	391,704
Transfer agent’s fees and expenses (including affiliated expense of $103,810)(a)	233,845
Custodian and accounting fees	36,182
Registration fees(a)	33,137
Shareholders’ reports	21,335
Audit fee	12,091
Legal fees and expenses	9,017
Trustees’ fees	7,561
Miscellaneous	9,765

Total expenses	1,608,611
Less: Fee waiver and/or expense reimbursement(a)	(19,306)

Distribution fee waiver(a)	(57,430)
Net expenses	1,531,875

Net investment income (loss)	(557,913)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $31)	14,107,331
Foreign currency transactions	353

14,107,684

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(378))	13,447,746
Foreign currencies	57

13,447,803

Net gain (loss) on investment and foreign currency transactions	27,555,487

Net Increase (Decrease) In Net Assets Resulting From Operations	$26,997,574

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Z	Class R6
Distribution fee	344,579	4,471	42,654	—	—
Transfer agent’s fees and expenses	211,713	5,289	15,091	1,719	33
Registration fees	6,911	6,464	6,440	6,661	6,661
Fee waiver and/or expense reimbursement	—	(9,601)	—	(3,075)	(6,630)
Distribution fee waiver	(57,430)	—	—	—	—

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	19

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2020	Year Ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(557,913)	$(672,540)
Net realized gain (loss) on investment and foreign currency transactions	14,107,684	10,922,583
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	13,447,803	5,362,609

Net increase (decrease) in net assets resulting from operations	26,997,574	15,612,652

Dividends and Distributions
Distributions from distributable earnings
Class A	(9,035,379)	(16,246,746)
Class B	(43,385)	(141,819)
Class C	(421,651)	(4,685,728)
Class Z	(185,174)	(424,868)
Class R6	(2,317)	(1,051)

	(9,687,906)	(21,500,212)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	2,919,645	7,221,290
Net asset value of shares issued in reinvestment of dividends and distributions	9,588,707	21,290,091
Cost of shares reacquired	(16,480,269)	(27,685,368)

Net increase (decrease) in net assets from Fund share transactions	(3,971,917)	826,013

Total increase (decrease)	13,337,751	(5,061,547)

Net Assets:
Beginning of period	244,213,986	249,275,533

End of period	$257,551,737	$244,213,986

See Notes to Financial Statements.

20

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 5 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust currently consists of fifteen funds: Prudential Day One Income Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund, Prudential Day One 2065 Fund, PGIM 60/40 Allocation Fund, PGIM Jennison Diversified Growth Fund and PGIM Jennison Rising Dividend Fund. These financial statements relate only to the PGIM Jennison Diversified Growth Fund (the “Fund”).

The investment objective of the Fund is long-term capital appreciation.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

PGIM Jennison Diversified Growth Fund	21

Notes to Financial Statements (unaudited) (continued)

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other

22

things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

PGIM Jennison Diversified Growth Fund	23

Notes to Financial Statements (unaudited) (continued)

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

24

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Jennison Diversified Growth Fund	25

Notes to Financial Statements (unaudited) (continued)

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. The Manager pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.70% average daily net assets up to first $500 million, 0.65% of the average daily net assets on the next $500 million and 0.60% of the average daily net assets assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.70% for the reporting period ended January 31, 2020.

The Manager has contractually agreed, through November 30, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 2.26% of average daily net assets for Class B shares, 1.00% of average daily net assets for Class Z shares, and 1.00% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

26

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively. PIMS has contractually agreed through November 30, 2020 to limit such fees to 0.25% of the average daily net assets of Class A shares.

For the reporting period ended January 31, 2020, PIMS received $24,603 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended January 31, 2020, PIMS received $49 and $89 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7

PGIM Jennison Diversified Growth Fund	27

Notes to Financial Statements (unaudited) (continued)

transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended January 31, 2020, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2020, were $137,394,200 and $150,338,874, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended January 31, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$1,940,962	$15,823,089	$16,202,526	$—	$—	$1,561,525	1,561,525	$21,339

PGIM Institutional Money Market Fund*
1,955,969	30,898,043	32,189,210	(378)	31	664,455	664,322	4,036	**

$3,896,931	$46,721,132	$48,391,736	$(378)	$31	$2,225,980		$25,375

*	The Fund did not have any capital gain distributions during the reporting period.
**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2020 were as follows:

Tax Basis	$166,941,954

Gross Unrealized Appreciation	91,996,347
Gross Unrealized Depreciation	(960,159)

Net Unrealized Appreciation	$91,036,188

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax

28

authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of January 31, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	643	—	%*
Class Z	995	—	%*
Class R6	995	23%

*	Amount represents less than 1% of outstanding shares.

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	3	23%

PGIM Jennison Diversified Growth Fund	29

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2020:
Shares sold	146,110	$1,969,887
Shares issued in reinvestment of dividends and distributions	660,022	8,949,896
Shares reacquired	(1,030,868)	(14,001,045)

Net increase (decrease) in shares outstanding before conversion	(224,736)	(3,081,262)
Shares issued upon conversion from other share class(es)	47,009	636,143
Shares reacquired upon conversion into other share class(es)	(67,274)	(903,034)

Net increase (decrease) in shares outstanding	(245,001)	$(3,348,153)

Year ended July 31, 2019:
Shares sold	405,843	$5,121,454
Shares issued in reinvestment of dividends and distributions	1,368,750	16,082,820
Shares reacquired	(1,645,139)	(21,255,240)

Net increase (decrease) in shares outstanding before conversion	129,454	(50,966)
Shares issued upon conversion from other share class(es)	2,905,640	38,026,887
Shares reacquired upon conversion into other share class(es)	(258,077)	(3,639,999)

Net increase (decrease) in shares outstanding	2,777,017	$34,335,922

Class B
Six months ended January 31, 2020:
Shares sold	302	$3,380
Shares issued in reinvestment of dividends and distributions	3,932	42,350
Shares reacquired	(5,556)	(60,346)

Net increase (decrease) in shares outstanding before conversion	(1,322)	(14,616)
Shares reacquired upon conversion into other share class(es)	(20,633)	(224,475)

Net increase (decrease) in shares outstanding	(21,955)	$(239,091)

Year ended July 31, 2019:
Shares sold	6,261	$64,869
Shares issued in reinvestment of dividends and distributions	14,643	139,545
Shares reacquired	(19,135)	(203,886)

Net increase (decrease) in shares outstanding before conversion	1,769	528
Shares reacquired upon conversion into other share class(es)	(47,436)	(495,138)

Net increase (decrease) in shares outstanding	(45,667)	$(494,610)

30

Class C	Shares	Amount
Six months ended January 31, 2020:
Shares sold	42,923	$472,978
Shares issued in reinvestment of dividends and distributions	38,510	416,674
Shares reacquired	(57,402)	(619,648)

Net increase (decrease) in shares outstanding before conversion	24,031	270,004
Shares reacquired upon conversion into other share class(es)	(37,950)	(411,986)

Net increase (decrease) in shares outstanding	(13,919)	$(141,982)

Year ended July 31, 2019:
Shares sold	158,179	$1,590,798
Shares issued in reinvestment of dividends and distributions	486,308	4,658,833
Shares reacquired	(517,777)	(5,502,741)

Net increase (decrease) in shares outstanding before conversion	126,710	746,890
Shares reacquired upon conversion into other share class(es)	(3,533,827)	(37,659,019)

Net increase (decrease) in shares outstanding	(3,407,117)	$(36,912,129)

Class Z
Six months ended January 31, 2020:
Shares sold	33,525	$470,771
Shares issued in reinvestment of dividends and distributions	13,059	177,470
Shares reacquired	(136,056)	(1,799,230)

Net increase (decrease) in shares outstanding before conversion	(89,472)	(1,150,989)
Shares issued upon conversion from other share class(es)	67,177	903,352

Net increase (decrease) in shares outstanding	(22,295)	$(247,637)

Year ended July 31, 2019:
Shares sold	30,834	$404,392
Shares issued in reinvestment of dividends and distributions	34,710	407,842
Shares reacquired	(57,220)	(723,501)

Net increase (decrease) in shares outstanding before conversion	8,324	88,733
Shares issued upon conversion from other share class(es)	266,760	3,767,269

Net increase (decrease) in shares outstanding	275,084	$3,856,002

Class R6
Six months ended January 31, 2020:
Shares sold	204	$2,629
Shares issued in reinvestment of dividends and distributions	170	2,317

Net increase (decrease) in shares outstanding	374	$4,946

Year ended July 31, 2019:
Shares sold	3,065	$39,777
Shares issued in reinvestment of dividends and distributions	89	1,051

Net increase (decrease) in shares outstanding	3,154	$40,828

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

PGIM Jennison Diversified Growth Fund	31

Notes to Financial Statements (unaudited) (continued)

	Current SCA	Prior SCA
Term of Commitment	10/3/2019 – 10/1/2020	10/4/2018 – 10/2/2019
Total Commitment	$ 900 million	$ 900 million
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended January 31, 2020. The average daily balance for the 2 days that the Fund had loans outstanding during the period was approximately $297,000, borrowed at a weighted average interest rate of 2.96%. The maximum loan outstanding amount during the period was $464,000. At January 31, 2020, the Fund did not have an outstanding loan amount.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of

32

factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

10. Subsequent Event

Subsequent to January 31, 2020 the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak.

There are meaningful direct and indirect effects developing particularly with companies in which we invest, which may have an impact on the valuation of these companies. The Manager will continue to monitor the impact of COVID-19.

PGIM Jennison Diversified Growth Fund	33

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2020		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.39		$13.79	$12.79	$11.03	$12.01	$11.81
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.02)	0.03	0.04	0.06	0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.55		0.80	2.35	2.09	(0.19)	1.28
Total from investment operations	1.52		0.78	2.38	2.13	(0.13)	1.34
Less Dividends and Distributions:
Dividends from net investment income	-		(0.01)	(0.02)	(0.06)	(0.03)	(0.04)
Distributions from net realized gains	(0.55)		(1.17)	(1.36)	(0.31)	(0.82)	(1.10)
Total dividends and distributions	(0.55)		(1.18)	(1.38)	(0.37)	(0.85)	(1.14)
Net asset value, end of period	$14.36		$13.39	$13.79	$12.79	$11.03	$12.01
Total Return(b):	11.58%		6.93%	19.90%	19.78%	(0.82)%	11.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$242,325		$229,202	$197,689	$179,539	$166,997	$186,770
Average net assets (000)	$228,470		$199,190	$190,178	$169,500	$167,524	$181,444
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.22%	(e)	1.23%	1.20%	1.24%	1.28%	1.24%
Expenses before waivers and/or expense reimbursement	1.27%	(e)	1.28%	1.25%	1.29%	1.33%	1.29%
Net investment income (loss)	(0.42)%	(e)	(0.18)%	0.24%	0.38%	0.52%	0.47%
Portfolio turnover rate(f)	57%		125%	185%	181%	246%	295%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class B Shares
	Six Months Ended January 31,		Year Ended July 31,
	2020		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.79		$11.45	$10.93	$9.49	$10.49	$10.49
Income (loss) from investment operations:
Net investment income (loss)	(0.08)		(0.13)	(0.10)	(0.03)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.24		0.64	1.98	1.78	(0.16)	1.13
Total from investment operations	1.16		0.51	1.88	1.75	(0.18)	1.10
Less Dividends and Distributions:
Distributions from net realized gains	(0.55)		(1.17)	(1.36)	(0.31)	(0.82)	(1.10)
Net asset value, end of period	$11.40		$10.79	$11.45	$10.93	$9.49	$10.49
Total Return(b):	11.03%		5.79%	18.53%	18.90%	(1.51)%	11.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$796		$991	$1,574	$2,169	$2,898	$4,200
Average net assets (000)	$889		$1,240	$1,898	$2,508	$3,375	$4,801
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.26%	(e)	2.26%	2.26%	1.99%	2.03%	1.99%
Expenses before waivers and/or expense reimbursement	4.41%	(e)	3.71%	3.12%	1.99%	2.03%	1.99%
Net investment income (loss)	(1.44)%	(e)	(1.19)%	(0.85)%	(0.33)%	(0.21)%	(0.25)%
Portfolio turnover rate(f)	57%		125%	185%	181%	246%	295%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	35

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2020		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.84		$11.49	$10.93	$9.49	$10.49	$10.49
Income (loss) from investment operations:
Net investment income (loss)	(0.08)		(0.10)	(0.06)	(0.04)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.25		0.62	1.98	1.79	(0.16)	1.13
Total from investment operations	1.17		0.52	1.92	1.75	(0.18)	1.10
Less Dividends and Distributions:
Distributions from net realized gains	(0.55)		(1.17)	(1.36)	(0.31)	(0.82)	(1.10)
Net asset value, end of period	$11.46		$10.84	$11.49	$10.93	$9.49	$10.49
Total Return(b):	10.98%		5.95%	18.92%	18.90%	(1.51)%	11.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,029		$8,698	$48,373	$49,609	$48,858	$55,384
Average net assets (000)	$8,484		$34,180	$50,985	$48,525	$49,288	$56,581
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.28%	(e)	2.01%	1.92%	1.99%	2.03%	1.99%
Expenses before waivers and/or expense reimbursement	2.28%	(e)	2.01%	1.92%	1.99%	2.03%	1.99%
Net investment income (loss)	(1.48)%	(e)	(0.91)%	(0.49)%	(0.36)%	(0.23)%	(0.27)%
Portfolio turnover rate(f)	57%		125%	185%	181%	246%	295%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class Z Shares
	Six Months Ended January 31, 2020		Year Ended July 31, 2019	September 27, 2017(a) through July 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.41		$13.81	$12.82
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.01	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.55		0.80	2.29
Total from investment operations	1.54		0.81	2.37
Less Dividends and Distributions:
Dividends from net investment income	-		(0.04)	(0.02)
Distributions from net realized gains	(0.55)		(1.17)	(1.36)
Total dividends and distributions	(0.55)		(1.21)	(1.38)
Net asset value, end of period	$14.40		$13.41	$13.81
Total Return(c):	11.72%		7.20%	19.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,338		$5,270	$1,628
Average net assets (000)	$4,765		$4,485	$656
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.00%	(e)	1.00%	1.00%	(e)
Expenses before waivers and/or expense reimbursement	1.13%	(e)	1.15%	5.77%	(e)
Net investment income (loss)	(0.20)%	(e)	0.05%	0.70%	(e)
Portfolio turnover rate(f)	57%		125%	185%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	37

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31, 2020		Year Ended July 31, 2019	September 27, 2017(a) through July 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.41		$13.81	$12.82
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.01)	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.55		0.82	2.33
Total from investment operations	1.54		0.81	2.37
Less Dividends and Distributions:
Dividends from net investment income	-		(0.04)	(0.02)
Distributions from net realized gains	(0.55)		(1.17)	(1.36)
Total dividends and distributions	(0.55)		(1.21)	(1.38)
Net asset value, end of period	$14.40		$13.41	$13.81
Total Return(c):	11.72%		7.20%	19.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$63		$54	$12
Average net assets (000)	$57		$17	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.00%	(e)	1.00%	1.00%	(e)
Expenses before waivers and/or expense reimbursement	24.15%	(e)	77.09%	283.30%	(e)
Net investment income (loss)	(0.21)%	(e)	(0.10)%	0.36%	(e)
Portfolio turnover rate(f)	57%		125%	185%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Supplement dated December 18, 2019

to the Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

The Board of Directors/Trustees for each Fund listed below has approved the conversion of all issued and outstanding Class B shares of the Funds to Class A shares of the same Fund, effective on or about June 26, 2020.

As a result, effective on or about the close of business on June 26, 2020, all of the issued and outstanding Class B shares of a Fund will be converted into Class A shares of that Fund with the same relative aggregate net asset value as the Class B shares held immediately prior to the conversion. Class A shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than Class B shares. No sales load, fee, or other charge will be imposed on the conversion of these shares. Class A shares are not subject to the contingent deferred sales charge (if any) currently charged on the redemption of Class B shares. Please refer to your Fund’s Prospectus for more information regarding Class A shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

LR1263

The Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

PGIM Jennison Focused Value Fund

PGIM Jennison Growth Fund

Prudential Investment Portfolios 3

PGIM Jennison Focused Growth Fund

PGIM QMA Large-Cap Value Fund

PGIM Real Assets Fund

Prudential Investment Portfolios 4

PGIM Muni High Income Fund

Prudential Investment Portfolios 5

PGIM Jennison Diversified Growth Fund

Prudential Investment Portfolios 6

PGIM California Muni Income Fund

Prudential Investment Portfolios 7

PGIM Jennison Value Fund

Prudential Investment Portfolios 9

PGIM QMA Large-Cap Core Equity Fund

Prudential Investment Portfolios, Inc. 10

PGIM Jennison Global Equity Income Fund

PGIM QMA Mid-Cap Value Fund

Prudential Investment Portfolios 12

PGIM Global Real Estate Fund

PGIM US Real Estate Fund

Prudential Investment Portfolios, Inc. 14

PGIM Government Income Fund

Prudential Investment Portfolios, Inc. 15

PGIM High Yield Fund

Prudential Investment Portfolios 16

PGIM Income Builder Fund

Prudential Investment Portfolios, Inc. 17

PGIM Total Return Bond Fund

Prudential Investment Portfolios 18

PGIM Jennison 20/20 Focus Fund

Prudential Global Total Return Fund, Inc.

PGIM Global Total Return Fund

Prudential Jennison Blend Fund, Inc.

PGIM Jennison Blend Fund

Prudential Jennison Mid-Cap Growth Fund, Inc.

PGIM Jennison Mid-Cap Growth Fund

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund

Prudential Jennison Small Company Fund, Inc.

PGIM Jennison Small Company Fund

Prudential Government Money Market Fund, Inc.

PGIM Government Money Market Fund

Prudential National Muni Fund, Inc.

PGIM National Muni Fund

Prudential Sector Funds, Inc.

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Prudential World Fund, Inc.

PGIM QMA International Equity Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website at sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison Diversified Growth Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and the Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON DIVERSIFIED GROWTH FUND

SHARE CLASS	A	B	C	Z	R6
NASDAQ	TBDAX	TBDBX	TBDCX	TBDZX	TBDQX
CUSIP	74440V104	74440V203	74440V302	74440V690	74440V716

MF503E2

PGIM JENNISON RISING DIVIDEND FUND

SEMIANNUAL REPORT

JANUARY 31, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Rising Dividend Fund informative and useful. The report covers performance for the six-month period ended January 31, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Rising Dividend Fund

March 16, 2020

PGIM Jennison Rising Dividend Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 1/31/20 (with sales charges)
	Six Months* (%)	One Year (%)	5 Years (%)	Since Inception (%)
Class A	8.15	17.11	8.39	8.42 (3/5/14)
Class C	7.67	21.96	8.80	8.66 (3/5/14)
Class Z	8.20	24.20	9.89	9.74 (3/5/14)
Class R6	8.21	24.22	N/A	11.58 (9/27/17)
S&P 500 Index
	9.30	21.67	12.36	—

Average Annual Total Returns as of 1/31/20 Since Inception (%)
	Class A (3/5/14)	Class C (3/5/14)	Class Z (3/5/14)	Class R6 (9/27/17)
S&P 500 Index	12.01	12.01	12.01	13.37

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Rising Dividend Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings

Ten Largest Holdings	Line of Business	% of Net Assets
Microsoft Corp.	Software	3.1%
Apple, Inc.	Technology Hardware, Storage & Peripherals	3.0%
PepsiCo, Inc.	Beverages	2.9%
Sempra Energy	Multi-Utilities	2.6%
Northrop Grumman Corp.	Aerospace & Defense	2.6%
Abbott Laboratories	Health Care Equipment & Supplies	2.5%
Zoetis, Inc.	Pharmaceuticals	2.5%
Altria Group, Inc.	Tobacco	2.4%
QUALCOMM, Inc.	Semiconductors & Semiconductor Equipment	2.4%
AvalonBay Communities, Inc.	Equity Real Estate Investment Trusts (REITs)	2.4%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and

PGIM Jennison Rising Dividend Fund	7

Fees and Expenses (continued)

the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Rising Dividend Fund		Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,081.50	1.24%	$6.49
	Hypothetical	$1,000.00	$1,018.90	1.24%	$6.29
Class C	Actual	$1,000.00	$1,076.70	1.99%	$10.39
	Hypothetical	$1,000.00	$1,015.13	1.99%	$10.08
Class Z	Actual	$1,000.00	$1,082.00	0.99%	$5.18
	Hypothetical	$1,000.00	$1,020.16	0.99%	$5.03
Class R6	Actual	$1,000.00	$1,082.10	0.99%	$5.18
	Hypothetical	$1,000.00	$1,020.16	0.99%	$5.03

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2020, and divided by the 366 days in the Fund’s fiscal year ending July 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of January 31, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 96.6%

COMMON STOCKS

Aerospace & Defense 4.8%
Airbus SE (France), ADR	11,691	$428,826
Northrop Grumman Corp.	1,321	494,807

		923,633

Banks 10.1%
Bank of America Corp.	11,087	363,986
Citigroup, Inc.	4,204	312,820
JPMorgan Chase & Co.	3,391	448,833
PNC Financial Services Group, Inc. (The)	3,002	445,947
Truist Financial Corp.	7,573	390,539

		1,962,125

Beverages 2.9%
PepsiCo, Inc.	3,965	563,109

Commercial Services & Supplies 1.6%
Waste Management, Inc.	2,504	304,737

Consumer Finance 2.1%
American Express Co.	3,177	412,597

Containers & Packaging 0.9%
AptarGroup, Inc.	1,566	180,889

Diversified Consumer Services 1.6%
Service Corp. International	6,675	320,066

Electric Utilities 4.4%
American Electric Power Co., Inc.	3,869	403,227
NextEra Energy, Inc.	1,688	452,722

		855,949

Electronic Equipment, Instruments & Components 1.8%
CDW Corp.	2,712	353,780

Entertainment 1.2%
Walt Disney Co. (The)	1,747	241,628

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	9

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) 6.2%
AvalonBay Communities, Inc.	2,119	$459,166
Crown Castle International Corp.	2,080	311,667
Equinix, Inc.	723	426,375

		1,197,208

Food & Staples Retailing 1.0%
Walmart, Inc.	1,719	196,808

Food Products 0.9%
Hershey Co. (The)	1,178	182,790

Health Care Equipment & Supplies 2.5%
Abbott Laboratories	5,522	481,187

Hotels, Restaurants & Leisure 1.0%
McDonald’s Corp.	945	202,202

Household Products 1.0%
Procter & Gamble Co. (The)	1,526	190,170

Industrial Conglomerates 2.3%
Honeywell International, Inc.	2,617	453,317

Insurance 0.5%
Allstate Corp. (The)	851	100,878

IT Services 5.3%
Automatic Data Processing, Inc.	1,567	268,568
Mastercard, Inc. (Class A Stock)	1,299	410,406
Paychex, Inc.	3,996	342,737

		1,021,711

Life Sciences Tools & Services 2.2%
Thermo Fisher Scientific, Inc.	1,394	436,587

Media 1.5%
Comcast Corp. (Class A Stock)	6,540	282,463

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Multi-Utilities 3.8%
CMS Energy Corp.	3,365	$230,536
Sempra Energy	3,207	515,173

		745,709

Oil, Gas & Consumable Fuels 7.3%
Chevron Corp.	1,673	179,245
Enbridge, Inc. (Canada)	7,244	294,613
Kinder Morgan, Inc.	18,129	378,352
Suncor Energy, Inc. (Canada)	6,820	208,624
TC Energy Corp. (Canada)	6,546	358,852

		1,419,686

Pharmaceuticals 7.3%
AstraZeneca PLC (United Kingdom), ADR	8,780	427,586
Bristol-Myers Squibb Co.	3,198	201,314
Eli Lilly & Co.	2,212	308,884
Zoetis, Inc.	3,564	478,324

		1,416,108

Road & Rail 1.3%
Norfolk Southern Corp.	1,237	257,556

Semiconductors & Semiconductor Equipment 6.0%
ASML Holding NV (Netherlands)	1,352	379,452
QUALCOMM, Inc.	5,404	461,015
Texas Instruments, Inc.	1,403	169,272
Universal Display Corp.	867	152,740

		1,162,479

Software 4.6%
Intuit, Inc.	1,031	289,072
Microsoft Corp.	3,593	611,636

		900,708

Specialty Retail 4.0%
Home Depot, Inc. (The)	841	191,832
Ross Stores, Inc.	2,468	276,885
TJX Cos., Inc. (The)	5,332	314,801

		783,518

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	11

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc.	1,861	$575,998

Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc. (Class B Stock)	2,208	212,630

Tobacco 2.4%
Altria Group, Inc.	9,841	467,743

TOTAL LONG-TERM INVESTMENTS (cost $14,744,212)		18,805,969

SHORT-TERM INVESTMENTS 3.3%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	645,174	645,174
PGIM Institutional Money Market Fund(w)	43	43

TOTAL SHORT-TERM INVESTMENTS (cost $645,217)		645,217

TOTAL INVESTMENTS 99.9% (cost $15,389,429)		19,451,186
Other assets in excess of liabilities 0.1%		16,970

NET ASSETS 100.0%		$19,468,156

Below is a list of the abbreviation(s) used in the semiannual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

12

The following is a summary of the inputs used as of January 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$923,633	$—	$—
Banks	1,962,125	—	—
Beverages	563,109	—	—
Commercial Services & Supplies	304,737	—	—
Consumer Finance	412,597	—	—
Containers & Packaging	180,889	—	—
Diversified Consumer Services	320,066	—	—
Electric Utilities	855,949	—	—
Electronic Equipment, Instruments & Components	353,780	—	—
Entertainment	241,628	—	—
Equity Real Estate Investment Trusts (REITs)	1,197,208	—	—
Food & Staples Retailing	196,808	—	—
Food Products	182,790	—	—
Health Care Equipment & Supplies	481,187	—	—
Hotels, Restaurants & Leisure	202,202	—	—
Household Products	190,170	—	—
Industrial Conglomerates	453,317	—	—
Insurance	100,878	—	—
IT Services	1,021,711	—	—
Life Sciences Tools & Services	436,587	—	—
Media	282,463	—	—
Multi-Utilities	745,709	—	—
Oil, Gas & Consumable Fuels	1,419,686	—	—
Pharmaceuticals	1,416,108	—	—
Road & Rail	257,556	—	—
Semiconductors & Semiconductor Equipment	1,162,479	—	—
Software	900,708	—	—
Specialty Retail	783,518	—	—
Technology Hardware, Storage & Peripherals	575,998	—	—
Textiles, Apparel & Luxury Goods	212,630	—	—
Tobacco	467,743	—	—
Affiliated Mutual Funds	645,217	—	—

Total	$19,451,186	$—	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2020 were as follows:

Banks	10.1%
Oil, Gas & Consumable Fuels	7.3
Pharmaceuticals	7.3
Equity Real Estate Investment Trusts (REITs)	6.2
Semiconductors & Semiconductor Equipment	6.0%
IT Services	5.3
Aerospace & Defense	4.8
Software	4.6

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	13

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Industry Classification (continued):

Electric Utilities	4.4%
Specialty Retail	4.0
Multi-Utilities	3.8
Affiliated Mutual Funds	3.3
Technology Hardware, Storage & Peripherals	3.0
Beverages	2.9
Health Care Equipment & Supplies	2.5
Tobacco	2.4
Industrial Conglomerates	2.3
Life Sciences Tools & Services	2.2
Consumer Finance	2.1
Electronic Equipment, Instruments & Components	1.8
Diversified Consumer Services	1.6
Commercial Services & Supplies	1.6
Media	1.5
Road & Rail	1.3%
Entertainment	1.2
Textiles, Apparel & Luxury Goods	1.1
Hotels, Restaurants & Leisure	1.0
Food & Staples Retailing	1.0
Household Products	1.0
Food Products	0.9
Containers & Packaging	0.9
Insurance	0.5

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

14

Statement of Assets & Liabilities (unaudited)

as of January 31, 2020

Assets
Investments at value:
Unaffiliated investments (cost $14,744,212)	$18,805,969
Affiliated investments (cost $645,217)	645,217
Cash	2,688
Receivable for investments sold	36,040
Dividends receivable	21,419
Receivable for Fund shares sold	17,059
Due from Manager	1,603
Prepaid expenses and other assets	540

Total Assets	19,530,535

Liabilities
Custodian and accounting fees payable	19,780
Audit fee payable	12,103
Registration fees payable	10,817
Printing fee payable	5,118
Legal fees and expenses payable	4,278
Payable for Fund shares reacquired	3,800
Distribution fee payable	3,194
Accrued expenses and other liabilities	2,026
Affiliated transfer agent fee payable	1,263

Total Liabilities	62,379

Net Assets	$19,468,156

Net assets were comprised of:
Shares of beneficial interest, at par	$1,374
Paid-in capital in excess of par	15,345,164
Total distributable earnings (loss)	4,121,618

Net assets, January 31, 2020	$19,468,156

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	15

Statement of Assets & Liabilities (unaudited)

as of January 31, 2020

Class A
Net asset value, offering price and redemption price per share, ($7,649,333 ÷ 539,971 shares of beneficial interest issued and outstanding)	$14.17
Maximum sales charge (5.50% of offering price)	0.82

Maximum offering price to public	$14.99

Class C
Net asset value, offering price and redemption price per share, ($1,888,493 ÷ 133,880 shares of beneficial interest issued and outstanding)	$14.11

Class Z
Net asset value, offering price and redemption price per share, ($9,917,394 ÷ 698,792 shares of beneficial interest issued and outstanding)	$14.19

Class R6
Net asset value, offering price and redemption price per share, ($12,936 ÷ 912 shares of beneficial interest issued and outstanding)	$14.18

See Notes to Financial Statements.

16

Statement of Operations (unaudited)

Six Months Ended January 31, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $2,309 foreign withholding tax)	$183,028
Affiliated dividend income	4,989

Total income	188,017

Expenses
Management fee	68,853
Distribution fee(a)	18,808
Custodian and accounting fees	29,902
Registration fees(a)	27,901
Audit fee	12,103
Shareholders’ reports	9,389
Legal fees and expenses	8,632
Transfer agent’s fees and expenses (including affiliated expense of $3,121)(a)	6,928
Trustees’ fees	5,445
Miscellaneous	8,414

Total expenses	196,375
Less: Fee waiver and/or expense reimbursement(a)	(89,612)
Distribution fee waiver(a)	(1,594)

Net expenses	105,169

Net investment income (loss)	82,848

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	286,511
Foreign currency transactions	12

286,523

Net change in unrealized appreciation (depreciation) on investments	1,014,026

Net gain (loss) on investment and foreign currency transactions	1,300,549

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,383,397

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	9,562	9,246	—	—
Registration fees	7,096	7,027	7,027	6,751
Transfer agent’s fees and expenses	4,576	1,172	1,156	24
Fee waiver and/or expense reimbursement	(31,246)	(13,914)	(37,640)	(6,812)
Distribution fee waiver	(1,594)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	17

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2020	Year Ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$82,848	$154,382
Net realized gain (loss) on investment and foreign currency transactions	286,523	726,462
Net change in unrealized appreciation (depreciation) on investments	1,014,026	358,983

Net increase (decrease) in net assets resulting from operations	1,383,397	1,239,827

Dividends and Distributions
Distributions from distributable earnings
Class A	(218,899)	(400,210)
Class C	(58,819)	(144,172)
Class Z	(323,510)	(706,047)
Class R6	(422)	(942)

	(601,650)	(1,251,371)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	2,249,725	2,264,252
Net asset value of shares issued in reinvestment of dividends and distributions	599,473	1,245,996
Cost of shares reacquired	(539,566)	(1,792,582)

Net increase (decrease) in net assets from Fund share transactions	2,309,632	1,717,666

Total increase (decrease)	3,091,379	1,706,122

Net Assets:
Beginning of period	16,376,777	14,670,655

End of period	$19,468,156	$16,376,777

See Notes to Financial Statements.

18

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 5 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust currently consists of fifteen funds: Prudential Day One Income Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund, Prudential Day One 2065 Fund, PGIM 60/40 Allocation Fund, PGIM Jennison Diversified Growth Fund and PGIM Jennison Rising Dividend Fund. These financial statements relate only to the PGIM Jennison Rising Dividend Fund (the “Fund”).

The investment objective of the Fund is capital appreciation and income.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

PGIM Jennison Rising Dividend Fund	19

Notes to Financial Statements (unaudited) (continued)

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other

20

things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal

PGIM Jennison Rising Dividend Fund	21

Notes to Financial Statements (unaudited) (continued)

income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. The Manager pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

22

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.775% on average daily net assets up to and including $1 billion, 0.755% on the next $2 billion of average daily net assets, 0.735% on the next $2 billion of average daily net assets, 0.715% on the next $5 billion of average daily net assets and 0.705% of the average daily net assets assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.775% for the reporting period ended January 31, 2020.

The Manager has contractually agreed, through November 30, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.24% of average daily net assets for Class A shares, 1.99% of average daily net assets for Class C shares, 0.99% of average daily net assets for Class Z shares, and 0.99% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively. PIMS has contractually agreed through November 30, 2020 to limit such fees to 0.25% of the average daily net assets of Class A shares.

For the reporting period ended January 31, 2020, PIMS received $25,889 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended January 31, 2020, PIMS received and $131 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PGIM Jennison Rising Dividend Fund	23

Notes to Financial Statements (unaudited) (continued)

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended January 31, 2020, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2020, were $5,347,238 and $4,041,985, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended January 31, 2020, is presented as follows:

24

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$263,449	$2,686,362	$2,304,637	$—	$—	$645,174	645,174	$4,989

PGIM Institutional Money Market Fund*
43	—	—	—	—	43	43	—

$263,492	$2,686,362	$2,304,637	$—	$—	$645,217		$4,989

*	The Fund did not have any capital gain distributions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2020 were as follows:

Tax Basis	$15,402,333

Gross Unrealized Appreciation	4,126,952
Gross Unrealized Depreciation	(78,099)

Net Unrealized Appreciation	$4,048,853

The book basis may differ from tax basis due to certain tax-related adjustments.

The Fund elected to treat post-October capital losses of approximately $234,000 as having been incurred in the following fiscal year (July 31, 2020).

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

PGIM Jennison Rising Dividend Fund	25

Notes to Financial Statements (unaudited) (continued)

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.001 par value of share.

As of January 31, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class Z	610,472	87%
Class R6	912	100%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	45%	2	25%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2020:
Shares sold	142,806	$2,000,196
Shares issued in reinvestment of dividends and distributions	15,411	216,790
Shares reacquired	(22,500)	(315,208)

Net increase (decrease) in shares outstanding before conversion	135,717	1,901,778
Shares issued upon conversion from other share class(es)	6,858	93,271
Shares reacquired upon conversion into other share class(es)	(678)	(9,434)

Net increase (decrease) in shares outstanding	141,897	$1,985,615

Year ended July 31, 2019:
Shares sold	114,096	$1,490,557
Shares issued in reinvestment of dividends and distributions	35,666	394,965
Shares reacquired	(86,818)	(1,106,751)

Net increase (decrease) in shares outstanding before conversion	62,944	778,771
Shares issued upon conversion from other share class(es)	18,808	242,782
Shares reacquired upon conversion into other share class(es)	(6,692)	(88,931)

Net increase (decrease) in shares outstanding	75,060	$932,622

26

Class C	Shares	Amount
Six months ended January 31, 2020:
Shares sold	11,488	$159,213
Shares issued in reinvestment of dividends and distributions	4,191	58,819
Shares reacquired	(11,955)	(166,987)

Net increase (decrease) in shares outstanding before conversion	3,724	51,045
Shares reacquired upon conversion into other share class(es)	(6,874)	(93,271)

Net increase (decrease) in shares outstanding	(3,150)	$(42,226)

Year ended July 31, 2019:
Shares sold	40,744	$493,657
Shares issued in reinvestment of dividends and distributions	13,121	144,172
Shares reacquired	(30,516)	(385,193)

Net increase (decrease) in shares outstanding before conversion	23,349	252,636
Shares reacquired upon conversion into other share class(es)	(19,051)	(245,473)

Net increase (decrease) in shares outstanding	4,298	$7,163

Class Z
Six months ended January 31, 2020:
Shares sold	6,426	$90,316
Shares issued in reinvestment of dividends and distributions	22,974	323,442
Shares reacquired	(4,050)	(57,371)

Net increase (decrease) in shares outstanding before conversion	25,350	356,387
Shares issued upon conversion from other share class(es)	678	9,434

Net increase (decrease) in shares outstanding	26,028	$365,821

Year ended July 31, 2019:
Shares sold	20,755	$280,038
Shares issued in reinvestment of dividends and distributions	63,490	705,917
Shares reacquired	(23,993)	(300,638)

Net increase (decrease) in shares outstanding before conversion	60,252	685,317
Shares issued upon conversion from other share class(es)	6,900	91,622

Net increase (decrease) in shares outstanding	67,152	$776,939

Class R6
Six months ended January 31, 2020:
Shares issued in reinvestment of dividends and distributions	30	$422

Net increase (decrease) in shares outstanding	30	$422

Year ended July 31, 2019:
Shares issued in reinvestment of dividends and distributions	85	$942

Net increase (decrease) in shares outstanding	85	$942

7. Borrowings

The Trust, on behalf of the Fund along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

PGIM Jennison Rising Dividend Fund	27

Notes to Financial Statements (unaudited) (continued)

	Current SCA	Prior SCA
Term of Commitment	10/3/2019 – 10/1/2020	10/4/2018 – 10/2/2019
Total Commitment	$900 million	$900 million
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended January 31, 2020.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

28

Risks of Investing in equity REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which it invests, in addition to the expenses of the Fund.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

10. Subsequent Event

Subsequent to January 31, 2020 the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak.

PGIM Jennison Rising Dividend Fund	29

Notes to Financial Statements (unaudited) (continued)

There are meaningful direct and indirect effects developing particularly with companies in which we invest, which may have an impact on the valuation of these companies. The Manager will continue to monitor the impact of COVID-19.

30

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31, 2020(a)		Year Ended July 31,
			2019(a)	2018(a)	2017(a)	2016(a)	2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$13.54		$13.80	$12.50	$11.37	$11.33	$10.34
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.13	0.09	0.14	0.13	0.10
Net realized and unrealized gain (loss) on investment transactions	1.04		0.75	1.39	1.14	0.04	1.03
Total from investment operations	1.10		0.88	1.48	1.28	0.17	1.13
Less Dividends and Distributions:
Dividends from net investment income	(0.03)		(0.13)	(0.09)	(0.15)	(0.13)	(0.11)
Distributions from net realized gains	(0.44)		(1.01)	(0.09)	-	-	(0.03)
Total dividends and distributions	(0.47)		(1.14)	(0.18)	(0.15)	(0.13)	(0.14)
Net asset value, end of period	$14.17		$13.54	$13.80	$12.50	$11.37	$11.33
Total Return(b):	8.15%		8.27%	11.95%	11.32%	1.61%	11.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,649		$5,391	$4,459	$3,474	$2,785	$1,087
Average net assets (000)	$6,340		$4,729	$4,078	$2,912	$1,831	$822
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.24%	(e)	1.24%	1.24%	1.24%	1.24%	1.24%
Expenses before waivers and/or expense reimbursement	2.27%	(e)	2.60%	2.55%	2.65%	3.38%	3.54%
Net investment income (loss)	0.86%	(e)	0.98%	0.67%	1.22%	1.24%	1.09%
Portfolio turnover rate(f)	23%		100%	104%	67%	51%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	31

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended January 31, 2020(a)		Year Ended July 31,
			2019(a)	2018(a)	2017(a)	2016(a)	2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$13.51		$13.80	$12.50	$11.36	$11.32	$10.33
Income (loss) from investment operations:
Net investment income (loss)	0.01		0.04	(0.01)	0.06	0.06	0.02
Net realized and unrealized gain (loss) on investment transactions	1.03		0.73	1.40	1.14	0.03	1.03
Total from investment operations	1.04		0.77	1.39	1.20	0.09	1.05
Less Dividends and Distributions:
Dividends from net investment income	-	(b)	(0.05)	- (b)	(0.06)	(0.05)	(0.03)
Distributions from net realized gains	(0.44)		(1.01)	(0.09)	-	-	(0.03)
Total dividends and distributions	(0.44)		(1.06)	(0.09)	(0.06)	(0.05)	(0.06)
Net asset value, end of period	$14.11		$13.51	$13.80	$12.50	$11.36	$11.32
Total Return(c):	7.67%		7.40%	11.18%	10.59%	0.85%	10.23%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,888		$1,852	$1,831	$1,608	$1,411	$423
Average net assets (000)	$1,839		$1,865	$1,703	$1,401	$1,160	$188
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.99%	(f)	1.99%	1.99%	1.99%	1.99%	1.99%
Expenses before waivers and/or expense reimbursement	3.49%	(f)	3.64%	3.65%	3.36%	4.02%	4.16%
Net investment income (loss)	0.14%	(f)	0.28%	(0.07)%	0.48%	0.56%	0.32%
Portfolio turnover rate(g)	23%		100%	104%	67%	51%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $(0.005) per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class Z Shares
	Six Months Ended January 31, 2020(a)		Year Ended July 31,
			2019(a)	2018(a)	2017(a)	2016(a)	2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$13.56		$13.82	$12.52	$11.38	$11.33	$10.35
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.16	0.12	0.17	0.16	0.14
Net realized and unrealized gain (loss) on investment transactions	1.03		0.75	1.40	1.15	0.05	1.01
Total from investment operations	1.11		0.91	1.52	1.32	0.21	1.15
Less Dividends and Distributions:
Dividends from net investment income	(0.04)		(0.16)	(0.13)	(0.18)	(0.16)	(0.14)
Distributions from net realized gains	(0.44)		(1.01)	(0.09)	-	-	(0.03)
Total dividends and distributions	(0.48)		(1.17)	(0.22)	(0.18)	(0.16)	(0.17)
Net asset value, end of period	$14.19		$13.56	$13.82	$12.52	$11.38	$11.33
Total Return(b):	8.20%		8.54%	12.21%	11.68%	1.95%	11.19%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,917		$9,122	$8,369	$7,319	$6,349	$6,190
Average net assets (000)	$9,480		$8,216	$8,066	$6,704	$5,935	$5,953
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.99%	(e)	0.99%	0.99%	0.99%	0.99%	0.99%
Expenses before waivers and/or expense reimbursement	1.78%	(e)	2.02%	1.98%	2.36%	3.08%	3.31%
Net investment income (loss)	1.13%	(e)	1.25%	0.94%	1.48%	1.49%	1.33%
Portfolio turnover rate(f)	23%		100%	104%	67%	51%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	33

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31, 2020		Year Ended July 31, 2019	September 27, 2017(a) through July 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.55		$13.81	$12.72
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.16	0.10
Net realized and unrealized gain (loss) on investment transactions	1.03		0.75	1.18
Total from investment operations	1.11		0.91	1.28
Less Dividends and Distributions:
Dividends from net investment income	(0.04)		(0.16)	(0.10)
Distributions from net realized gains	(0.44)		(1.01)	(0.09)
Total dividends and distributions	(0.48)		(1.17)	(0.19)
Net asset value, end of period	$14.18		$13.55	$13.81
Total Return(c):	8.21%		8.55%	10.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13		$12	$11
Average net assets (000)	$12		$11	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.99%	(e)	0.99%	0.99%	(e)
Expenses before waivers and/or expense reimbursement	110.40%	(e)	119.91%	307.60%	(e)
Net investment income (loss)	1.13%	(e)	1.25%	0.88%	(e)
Portfolio turnover rate(f)	23%		100%	104%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website at sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison Rising Dividend Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and the Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON RISING DIVIDEND FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PJDAX	PJDCX	PJDZX	PJDQX
CUSIP	74440V823	74440V815	74440V799	74440V682

MF220E2

PRUDENTIAL DAY ONE FUNDS

SEMIANNUAL REPORT

JANUARY 31, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Prudential Day One Funds

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name for QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Day One Funds informative and useful. The report covers performance for the six-month period ended January 31, 2020.

We have important information to share with you. Like most target date fund series, the Prudential Day One Funds are offered in five-year increments so that investors can choose (or be defaulted into) the fund with the target date closest to their expected retirement date. We are pleased to announce that the Prudential Day One 2065 Fund has been added to our series to accommodate new entrants to the workforce who expect to retire in approximately 2065. In addition, after the investment allocation of the Prudential Day One 2010 Fund recently reached the same allocation as the Prudential Day One Income Fund—the most conservative in the series—the 2010 Fund was merged into the Day One Income Fund.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals. Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Day One Funds

March 16, 2020

Prudential Day One Funds	3

Prudential Day One Income Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/20	Average Annual Total Returns as of 1/31/20
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	4.24	9.57	5.23 (12/13/16)
Class R2	4.42	9.87	5.48 (12/13/16)
Class R3	4.42	9.95	5.63 (12/13/16)
Class R4	4.41	10.08	5.75 (12/13/16)
Class R5	4.56	10.19	5.86 (12/13/16)
Class R6	4.66	10.46	6.07 (12/13/16)
Prudential Day One Income Custom Benchmark
	4.54	10.30	6.18
S&P Target Date Retirement Income Index
	4.62	10.36	6.35

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

4	Visit our website at pgiminvestments.com

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One Income Custom Benchmark—The Prudential Day One Income Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the glide path, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® Retirement Income Index—The S&P Target Date Index series is comprised of 12 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Prudential Day One Funds	5

Prudential Day One Income Fund

Your Fund’s Performance (continued)

Presentation of Fund Holdings

Prudential Day One Income Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM TIPS Fund	TIPS	23.1%
PGIM Total Return Bond Fund	Total Return Bond	16.1%
PGIM Core Conservative Bond Fund	Core Bond	16.1%
PGIM QMA Large-Cap Core Equity Fund	Large Cap	10.8%
PGIM Global Real Estate Fund	Real Estate	6.0%
PGIM QMA US Broad Market Index Fund	Broad Market	5.9%
PGIM QMA Commodity Strategies Fund	Commodity	5.0%
PGIM QMA International Developed Markets Index Fund	International Developed Markets	4.9%
PGIM QMA Mid-Cap Core Equity Fund	Mid Cap	1.0%
PGIM Jennison Small-Cap Core Equity Fund	Small Cap	1.0%

Holdings reflect only long-term investments and are subject to change.

6	Visit our website at pgiminvestments.com

Prudential Day One 2015 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/20	Average Annual Total Returns as of 1/31/20
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	4.40	9.94	5.76 (12/13/16)
Class R2	4.57	10.23	6.02 (12/13/16)
Class R3	4.70	10.35	6.20 (12/13/16)
Class R4	4.73	10.49	6.28 (12/13/16)
Class R5	4.79	10.65	6.43 (12/13/16)
Class R6	4.86	10.83	6.56 (12/13/16)
Prudential Day One 2015 Custom Benchmark
	4.81	10.86	6.81
S&P Target Date 2015 Index
	4.94	11.05	7.49

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Prudential Day One Funds	7

Prudential Day One 2015 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2015 Custom Benchmark—The Prudential Day One 2015 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2015 Index—The S&P Target Date Index series is comprised of 12 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

8	Visit our website at pgiminvestments.com

Presentation of Fund Holdings

Prudential Day One 2015 Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM TIPS Fund	TIPS	22.1%
PGIM Total Return Bond Fund	Total Return Bond	16.1%
PGIM Core Conservative Bond Fund	Core Bond	14.1%
PGIM QMA Large-Cap Core Equity Fund	Large Cap	11.8%
PGIM QMA US Broad Market Index Fund	Broad Market	6.9%
PGIM Global Real Estate Fund	Real Estate	6.0%
PGIM QMA International Developed Markets Index Fund	International Developed Markets	5.9%
PGIM QMA Commodity Strategies Fund	Commodity	5.0%
PGIM QMA Mid-Cap Core Equity Fund	Mid Cap	2.0%
PGIM Jennison Small-Cap Core Equity Fund	Small Cap	1.0%

Holdings reflect only long-term investments and are subject to change.

Prudential Day One Funds	9

Prudential Day One 2020 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/20	Average Annual Total Returns as of 1/31/20
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	4.69	10.46	6.21 (12/13/16)
Class R2	4.74	10.72	6.44 (12/13/16)
Class R3	4.89	10.87	6.64 (12/13/16)
Class R4	4.89	10.97	6.74 (12/13/16)
Class R5	5.00	11.08	6.85 (12/13/16)
Class R6	5.07	11.28	6.89 (12/13/16)
Prudential Day One 2020 Custom Benchmark
	5.10	11.51	7.35
S&P Target Date 2020 Index
	5.14	11.52	8.08

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

10	Visit our website at pgiminvestments.com

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2020 Custom Benchmark—The Prudential Day One 2020 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2020 Index— The S&P Target Date Index series is comprised of 12 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Prudential Day One Funds	11

Prudential Day One 2020 Fund

Your Fund’s Performance (continued)

Presentation of Fund Holdings

Prudential Day One 2020 Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM TIPS Fund	TIPS	20.2%
PGIM QMA Large-Cap Core Equity Fund	Large Cap	15.7%
PGIM Total Return Bond Fund	Total Return Bond	15.1%
PGIM Core Conservative Bond Fund	Core Bond	12.1%
PGIM QMA US Broad Market Index Fund	Broad Market	7.9%
PGIM QMA International Developed Markets Index Fund	International Developed Markets	6.9%
PGIM Global Real Estate Fund	Real Estate	6.0%
PGIM QMA Commodity Strategies Fund	Commodity	5.0%
PGIM QMA Mid-Cap Core Equity Fund	Mid Cap	2.0%
PGIM Jennison Small-Cap Core Equity Fund	Small Cap	1.0%

Holdings reflect only long-term investments and are subject to change.

12	Visit our website at pgiminvestments.com

Prudential Day One 2025 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/20	Average Annual Total Returns as of 1/31/20
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	4.87	10.84	6.66 (12/13/16)
Class R2	4.99	11.16	6.94 (12/13/16)
Class R3	5.06	11.23	7.09 (12/13/16)
Class R4	5.17	11.35	7.20 (12/13/16)
Class R5	5.24	11.53	7.30 (12/13/16)
Class R6	5.31	11.69	7.51 (12/13/16)
Prudential Day One 2025 Custom Benchmark
	5.32	11.95	8.02
S&P Target Date 2025 Index
	5.49	12.26	8.80

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Prudential Day One Funds	13

Prudential Day One 2025 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2025 Custom Benchmark—The Prudential Day One 2025 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index,1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2025 Index—The S&P Target Date Index series is comprised of 12 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

14	Visit our website at pgiminvestments.com

Presentation of Fund Holdings

Prudential Day One 2025 Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM TIPS Fund	TIPS	19.2%
PGIM QMA Large-Cap Core Equity Fund	Large Cap	17.7%
PGIM Total Return Bond Fund	Total Return Bond	15.1%
PGIM Core Conservative Bond Fund	Core Bond	9.1%
PGIM QMA International Developed Markets Index Fund	International Developed Markets	8.9%
PGIM QMA US Broad Market Index Fund	Broad Market	8.9%
PGIM Global Real Estate Fund	Real Estate	6.0%
PGIM QMA Commodity Strategies Fund	Commodity	5.0%
PGIM QMA Mid-Cap Core Equity Fund	Mid Cap	2.0%
PGIM Jennison Small-Cap Core Equity Fund	Small Cap	1.0%

Holdings reflect only long-term investments and are subject to change.

Prudential Day One Funds	15

Prudential Day One 2030 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/20	Average Annual Total Returns as of 1/31/20
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	5.50	12.05	7.87 (12/13/16)
Class R2	5.56	12.32	8.12 (12/13/16)
Class R3	5.71	12.48	8.28 (12/13/16)
Class R4	5.77	12.44	8.34 (12/13/16)
Class R5	5.82	12.69	8.49 (12/13/16)
Class R6	5.87	12.84	8.68 (12/13/16)
Prudential Day One 2030 Custom Benchmark
	6.07	13.57	9.44
S&P Target Date 2030 Index
	5.82	13.01	9.45

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

16	Visit our website at pgiminvestments.com

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2030 Custom Benchmark—The Prudential Day One 2030 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2030 Index—The S&P Target Date Index series is comprised of 12 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Prudential Day One Funds	17

Prudential Day One 2030 Fund

Your Fund’s Performance (continued)

Presentation of Fund Holdings

Prudential Day One 2030 Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM QMA Large-Cap Core Equity Fund	Large Cap	21.7%
PGIM Total Return Bond Fund	Total Return Bond	13.2%
PGIM TIPS Fund	TIPS	13.1%
PGIM QMA US Broad Market Index Fund	Broad Market	11.9%
PGIM QMA International Developed Markets Index Fund	International Developed Markets	10.9%
PGIM Core Conservative Bond Fund	Core Bond	7.1%
PGIM Global Real Estate Fund	Real Estate	6.0%
PGIM QMA Commodity Strategies Fund	Commodity	4.0%
PGIM QMA Mid-Cap Core Equity Fund	Mid Cap	3.0%
PGIM QMA Emerging Markets Equity Fund	Emerging Markets	2.0%

Holdings reflect only long-term investments and are subject to change.

18	Visit our website at pgiminvestments.com

Prudential Day One 2035 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/20	Average Annual Total Returns as of 1/31/20
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	5.76	12.67	8.29 (12/13/16)
Class R2	5.84	12.85	8.52 (12/13/16)
Class R3	5.98	13.09	8.73 (12/13/16)
Class R4	5.98	13.09	8.83 (12/13/16)
Class R5	6.08	13.31	8.91 (12/13/16)
Class R6	6.23	13.46	9.10 (12/13/16)
Prudential Day One 2035 Custom Benchmark
	6.56	14.59	10.37
S&P Target Date 2035 Index
	6.14	13.67	10.05

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Prudential Day One Funds	19

Prudential Day One 2035 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2035 Custom Benchmark—The Prudential Day One 2035 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2035 Index—The S&P Target Date Index series is comprised of 12 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

20	Visit our website at pgiminvestments.com

Presentation of Fund Holdings

Prudential Day One 2035 Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM QMA Large-Cap Core Equity Fund	Large Cap	26.7%
PGIM QMA US Broad Market Index Fund	Broad Market	15.9%
PGIM QMA International Developed Markets Index Fund	International Developed Markets	12.9%
PGIM Total Return Bond Fund	Total Return Bond	10.2%
PGIM TIPS Fund	TIPS	9.1%
PGIM Core Conservative Bond Fund	Core Bond	5.1%
PGIM Global Real Estate Fund	Real Estate	5.0%
PGIM QMA Commodity Strategies Fund	Commodity	4.0%
PGIM QMA Mid-Cap Core Equity Fund	Mid Cap	4.0%
PGIM QMA Emerging Markets Equity Fund	Emerging Markets	3.0%

Holdings reflect only long-term investments and are subject to change.

Prudential Day One Funds	21

Prudential Day One 2040 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/20	Average Annual Total Returns as of 1/31/20
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	5.66	12.44	8.65 (12/13/16)
Class R2	5.71	12.69	8.91 (12/13/16)
Class R3	5.86	12.94	9.08 (12/13/16)
Class R4	5.97	13.05	9.23 (12/13/16)
Class R5	5.97	13.05	9.30 (12/13/16)
Class R6	6.02	13.30	9.49 (12/13/16)
Prudential Day One 2040 Custom Benchmark
	6.70	14.88	10.92
S&P Target Date 2040 Index
	6.31	14.10	10.47

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

22	Visit our website at pgiminvestments.com

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2040 Custom Benchmark—The Prudential Day One 2040 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2040 Index—The S&P Target Date Index series is comprised of 12 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Prudential Day One Funds	23

Prudential Day One 2040 Fund

Your Fund’s Performance (continued)

Presentation of Fund Holdings

Prudential Day One 2040 Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM QMA Large-Cap Core Equity Fund	Large Cap	25.8%
PGIM QMA US Broad Market Index Fund	Broad Market	15.9%
PGIM QMA International Developed Markets Index Fund	International Developed Markets	15.0%
PGIM Total Return Bond Fund	Total Return Bond	8.1%
PGIM QMA Mid-Cap Core Equity Fund	Mid Cap	6.9%
PGIM TIPS Fund	TIPS	6.1%
PGIM Global Real Estate Fund	Real Estate	5.0%
PGIM QMA Emerging Markets Equity Fund	Emerging Markets	5.0%
PGIM Core Conservative Bond Fund	Core Bond	4.1%
PGIM QMA Commodity Strategies Fund	Commodity	4.0%

Holdings reflect only long-term investments and are subject to change.

24	Visit our website at pgiminvestments.com

Prudential Day One 2045 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/20	Average Annual Total Returns as of 1/31/20
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	5.86	12.63	8.83 (12/13/16)
Class R2	5.93	12.90	9.09 (12/13/16)
Class R3	5.99	13.07	9.25 (12/13/16)
Class R4	6.12	13.31	9.37 (12/13/16)
Class R5	6.17	13.36	9.49 (12/13/16)
Class R6	6.23	13.51	9.68 (12/13/16)
Prudential Day One 2045 Custom Benchmark
	6.94	15.29	11.25
S&P Target Date 2045 Index
	6.45	14.35	10.72

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Prudential Day One Funds	25

Prudential Day One 2045 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2045 Custom Benchmark—The Prudential Day One 2045 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2045 Index—The S&P Target Date Index series is comprised of 12 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

26	Visit our website at pgiminvestments.com

Presentation of Fund Holdings

Prudential Day One 2045 Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM QMA Large-Cap Core Equity Fund	Large Cap	25.8%
PGIM QMA International Developed Markets Index Fund	International Developed Markets	18.0%
PGIM QMA US Broad Market Index Fund	Broad Market	16.9%
PGIM Total Return Bond Fund	Total Return Bond	8.1%
PGIM QMA Mid-Cap Core Equity Fund	Mid Cap	8.0%
PGIM QMA Emerging Markets Equity Fund	Emerging Markets	6.0%
PGIM Global Real Estate Fund	Real Estate	5.0%
PGIM Jennison Small-Cap Core Equity Fund	Small Cap	4.0%
PGIM Core Conservative Bond Fund	Core Bond	3.1%
PGIM QMA Commodity Strategies Fund	Commodity	3.0%

Holdings reflect only long-term investments and are subject to change.

Prudential Day One Funds	27

Prudential Day One 2050 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/20	Average Annual Total Returns as of 1/31/20
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	5.76	12.56	8.79 (12/13/16)
Class R2	5.96	12.77	9.05 (12/13/16)
Class R3	5.99	13.00	9.23 (12/13/16)
Class R4	6.07	13.09	9.27 (12/13/16)
Class R5	6.06	13.17	9.43 (12/13/16)
Class R6	6.18	13.28	9.64 (12/13/16)
Prudential Day One 2050 Custom Benchmark
	7.00	15.34	11.48
S&P Target Date 2050 Index
	6.48	14.41	10.91

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

28	Visit our website at pgiminvestments.com

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2050 Custom Benchmark—The Prudential Day One 2050 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2050 Index—The S&P Target Date Index series is comprised of 12 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Prudential Day One Funds	29

Prudential Day One 2050 Fund

Your Fund’s Performance (continued)

Presentation of Fund Holdings

Prudential Day One 2050 Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM QMA Large-Cap Core Equity Fund	Large Cap	25.9%
PGIM QMA International Developed Markets Index Fund	International Developed Markets	19.0%
PGIM QMA US Broad Market Index Fund	Broad Market	16.9%
PGIM QMA Mid-Cap Core Equity Fund	Mid Cap	9.0%
PGIM Total Return Bond Fund	Total Return Bond	7.1%
PGIM QMA Emerging Markets Equity Fund	Emerging Markets	7.0%
PGIM Global Real Estate Fund	Real Estate	5.0%
PGIM Jennison Small-Cap Core Equity Fund	Small Cap	4.0%
PGIM QMA Commodity Strategies Fund	Commodity	3.0%
PGIM Core Conservative Bond Fund	Core Bond	2.0%

Holdings reflect only long-term investments and are subject to change.

30	Visit our website at pgiminvestments.com

Prudential Day One 2055 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/20	Average Annual Total Returns as of 1/31/20
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	5.71	12.13	9.04 (12/13/16)
Class R2	5.82	12.34	9.32 (12/13/16)
Class R3	5.89	12.62	9.48 (12/13/16)
Class R4	5.93	12.65	9.60 (12/13/16)
Class R5	6.05	12.79	9.72 (12/13/16)
Class R6	6.05	12.99	9.86 (12/13/16)
Prudential Day One 2055 Custom Benchmark
	7.09	15.30	11.62
S&P Target Date 2055 Index
	6.52	14.48	11.03

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Prudential Day One Funds	31

Prudential Day One 2055 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2055 Custom Benchmark—The Prudential Day One 2055 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2055 Index—The S&P Target Date Index series is comprised of 12 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

32	Visit our website at pgiminvestments.com

Presentation of Fund Holdings

Prudential Day One 2055 Fund Top Largest Holdings	Asset Class	% of Net Assets
PGIM QMA Large-Cap Core Equity Fund	Large Cap	24.9%
PGIM QMA International Developed Markets Index Fund	International Developed Markets	21.0%
PGIM QMA US Broad Market Index Fund	Broad Market	16.0%
PGIM QMA Mid-Cap Core Equity Fund	Mid Cap	10.0%
PGIM QMA Emerging Markets Equity Fund	Emerging Markets	7.9%
PGIM Total Return Bond Fund	Total Return Bond	7.1%
PGIM Global Real Estate Fund	Real Estate	5.0%
PGIM Jennison Small-Cap Core Equity Fund	Small Cap	5.0%
PGIM QMA Commodity Strategies Fund	Commodity	3.0%

Holdings reflect only long-term investments and are subject to change.

Prudential Day One Funds	33

Prudential Day One 2060 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/20	Average Annual Total Returns as of 1/31/20
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	5.65	12.01	8.81 (12/13/16)
Class R2	5.82	12.39	9.08 (12/13/16)
Class R3	5.88	12.55	9.26 (12/13/16)
Class R4	5.94	12.61	9.36 (12/13/16)
Class R5	5.98	12.75	9.47 (12/13/16)
Class R6	6.05	12.92	9.61 (12/13/16)
Prudential Day One 2060 Custom Benchmark
	7.13	15.37	11.69
S&P Target Date 2060+ Index
	6.59	14.65	11.19

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

34	Visit our website at pgiminvestments.com

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2060 Custom Benchmark—The Prudential Day One 2060 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2060+ Index—The S&P Target Date Index series is comprised of 12 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

Investors cannot invest directly in an index. The returns for the Indexes, would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Prudential Day One Funds	35

Prudential Day One 2060 Fund

Your Fund’s Performance (continued)

Presentation of Fund Holdings

Prudential Day One 2060 Fund Top Largest Holdings	Asset Class	% of Net Assets
PGIM QMA Large-Cap Core Equity Fund	Large Cap	24.9%
PGIM QMA International Developed Markets Index Fund	International Developed Markets	23.0%
PGIM QMA US Broad Market Index Fund	Broad Market	16.0%
PGIM QMA Mid-Cap Core Equity Fund	Mid Cap	10.0%
PGIM QMA Emerging Markets Equity Fund	Emerging Markets	8.9%
PGIM Global Real Estate Fund	Real Estate	5.0%
PGIM Jennison Small-Cap Core Equity Fund	Small Cap	5.0%
PGIM Total Return Bond Fund	Total Return Bond	4.1%
PGIM QMA Commodity Strategies Fund	Commodity	3.0%

Holdings reflect only long-term investments and are subject to change.

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Prudential Day One 2065 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

Total Returns as of 1/31/20
Since Inception (%)
Class R1	–0.95 (12/16/19)
Class R2	–0.94 (12/16/19)
Class R3	–0.93 (12/16/19)
Class R4	–0.93 (12/16/19)
Class R5	–0.92 (12/16/19)
Class R6	–0.92 (12/16/19)
Prudential Day One 2065 Custom Benchmark
–1.27
S&P Target Date 2060+ Index
–1.16

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Prudential Day One Funds	37

Prudential Day One 2065 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2065 Custom Benchmark—The Prudential Day One 2065 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index,1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2060+ Index—The S&P Target Date Index series is comprised of 12 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

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1 Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2018. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” and “FTSE Russell®” are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. “TMX®” is a trade mark of TSX, Inc. and used by the LSE Group under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

2 Effective 12/31/18, the Russell Developed ex-North America Large Cap Net Index was decommissioned and subsequently replaced with the FTSE Developed ex-North America Index. Historical returns for the Prudential Day One Custom Benchmarks, prior to 12/31/18, will not be re-stated.

Presentation of Fund Holdings

Prudential Day One 2065 Fund Top Largest Holdings	Asset Class	% of Net Assets
PGIM QMA Large-Cap Core Equity Fund	Large Cap	24.9%
PGIM QMA International Developed Markets Index Fund	International Developed Markets	24.0%
PGIM QMA US Broad Market Index Fund	Broad Market	16.0%
PGIM QMA Mid-Cap Core Equity Fund	Mid Cap	10.0%
PGIM QMA Emerging Markets Equity Fund	Emerging Markets	8.9%
PGIM Global Real Estate Fund	Real Estate	5.0%
PGIM Jennison Small-Cap Core Equity Fund	Small Cap	5.0%
PGIM Total Return Bond Fund	Total Return Bond	3.1%
PGIM QMA Commodity Strategies Fund	Commodity	3.0%

Holdings reflect only long-term investments and are subject to change.

Prudential Day One Funds	39

Fees and Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 held through the six-month period ended January 31, 2020. These examples are for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Funds’ transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the tables on the following pages. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the tables, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Funds, that you own. You should consider the additional fees that were charged to your Fund

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account over the period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense tables. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Day One Income Fund		Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,042.40	1.15%	$5.90
	Hypothetical	$1,000.00	$1,019.36	1.15%	$5.84
Class R2	Actual	$1,000.00	$1,044.20	0.90%	$4.62
	Hypothetical	$1,000.00	$1,020.61	0.90%	$4.57
Class R3	Actual	$1,000.00	$1,044.20	0.75%	$3.85
	Hypothetical	$1,000.00	$1,021.37	0.75%	$3.81
Class R4	Actual	$1,000.00	$1,044.10	0.65%	$3.34
	Hypothetical	$1,000.00	$1,021.87	0.65%	$3.30
Class R5	Actual	$1,000.00	$1,045.60	0.55%	$2.83
	Hypothetical	$1,000.00	$1,022.37	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,046.60	0.40%	$2.06
	Hypothetical	$1,000.00	$1,023.13	0.40%	$2.03

Prudential Day One Funds	41

Fees and Expenses (continued)

Prudential Day One 2015 Fund		Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,044.00	1.15%	$5.91
	Hypothetical	$1,000.00	$1,019.36	1.15%	$5.84
Class R2	Actual	$1,000.00	$1,045.70	0.90%	$4.63
	Hypothetical	$1,000.00	$1,020.61	0.90%	$4.57
Class R3	Actual	$1,000.00	$1,047.00	0.75%	$3.86
	Hypothetical	$1,000.00	$1,021.37	0.75%	$3.81
Class R4	Actual	$1,000.00	$1,047.30	0.65%	$3.35
	Hypothetical	$1,000.00	$1,021.87	0.65%	$3.30
Class R5	Actual	$1,000.00	$1,047.90	0.55%	$2.83
	Hypothetical	$1,000.00	$1,022.37	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,048.60	0.40%	$2.06
	Hypothetical	$1,000.00	$1,023.13	0.40%	$2.03

Prudential Day One 2020 Fund		Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,046.90	1.15%	$5.92
	Hypothetical	$1,000.00	$1,019.36	1.15%	$5.84
Class R2	Actual	$1,000.00	$1,047.40	0.90%	$4.63
	Hypothetical	$1,000.00	$1,020.61	0.90%	$4.57
Class R3	Actual	$1,000.00	$1,048.90	0.75%	$3.86
	Hypothetical	$1,000.00	$1,021.37	0.75%	$3.81
Class R4	Actual	$1,000.00	$1,048.90	0.65%	$3.35
	Hypothetical	$1,000.00	$1,021.87	0.65%	$3.30
Class R5	Actual	$1,000.00	$1,050.00	0.55%	$2.83
	Hypothetical	$1,000.00	$1,022.37	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,050.70	0.40%	$2.06
	Hypothetical	$1,000.00	$1,023.13	0.40%	$2.03

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Prudential Day One 2025 Fund		Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,048.70	1.15%	$5.92
	Hypothetical	$1,000.00	$1,019.36	1.15%	$5.84
Class R2	Actual	$1,000.00	$1,049.90	0.90%	$4.64
	Hypothetical	$1,000.00	$1,020.61	0.90%	$4.57
Class R3	Actual	$1,000.00	$1,050.60	0.75%	$3.87
	Hypothetical	$1,000.00	$1,021.37	0.75%	$3.81
Class R4	Actual	$1,000.00	$1,051.70	0.65%	$3.35
	Hypothetical	$1,000.00	$1,021.87	0.65%	$3.30
Class R5	Actual	$1,000.00	$1,052.40	0.55%	$2.84
	Hypothetical	$1,000.00	$1,022.37	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,053.10	0.40%	$2.06
	Hypothetical	$1,000.00	$1,023.13	0.40%	$2.03

Prudential Day One 2030 Fund		Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,055.00	1.15%	$5.94
	Hypothetical	$1,000.00	$1,019.36	1.15%	$5.84
Class R2	Actual	$1,000.00	$1,055.60	0.90%	$4.65
	Hypothetical	$1,000.00	$1,020.61	0.90%	$4.57
Class R3	Actual	$1,000.00	$1,057.10	0.75%	$3.88
	Hypothetical	$1,000.00	$1,021.37	0.75%	$3.81
Class R4	Actual	$1,000.00	$1,057.70	0.65%	$3.36
	Hypothetical	$1,000.00	$1,021.87	0.65%	$3.30
Class R5	Actual	$1,000.00	$1,058.20	0.55%	$2.85
	Hypothetical	$1,000.00	$1,022.37	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,058.70	0.40%	$2.07
	Hypothetical	$1,000.00	$1,023.13	0.40%	$2.03

Prudential Day One Funds	43

Fees and Expenses (continued)

Prudential Day One 2035 Fund		Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,057.60	1.15%	$5.95
	Hypothetical	$1,000.00	$1,019.36	1.15%	$5.84
Class R2	Actual	$1,000.00	$1,058.40	0.90%	$4.66
	Hypothetical	$1,000.00	$1,020.61	0.90%	$4.57
Class R3	Actual	$1,000.00	$1,059.80	0.75%	$3.88
	Hypothetical	$1,000.00	$1,021.37	0.75%	$3.81
Class R4	Actual	$1,000.00	$1,059.80	0.65%	$3.37
	Hypothetical	$1,000.00	$1,021.87	0.65%	$3.30
Class R5	Actual	$1,000.00	$1,060.80	0.55%	$2.85
	Hypothetical	$1,000.00	$1,022.37	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,062.30	0.40%	$2.07
	Hypothetical	$1,000.00	$1,023.13	0.40%	$2.03

Prudential Day One 2040 Fund		Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,056.60	1.15%	$5.95
	Hypothetical	$1,000.00	$1,019.36	1.15%	$5.84
Class R2	Actual	$1,000.00	$1,057.10	0.90%	$4.65
	Hypothetical	$1,000.00	$1,020.61	0.90%	$4.57
Class R3	Actual	$1,000.00	$1,058.60	0.75%	$3.88
	Hypothetical	$1,000.00	$1,021.37	0.75%	$3.81
Class R4	Actual	$1,000.00	$1,059.70	0.65%	$3.37
	Hypothetical	$1,000.00	$1,021.87	0.65%	$3.30
Class R5	Actual	$1,000.00	$1,059.70	0.55%	$2.85
	Hypothetical	$1,000.00	$1,022.37	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,060.20	0.40%	$2.07
	Hypothetical	$1,000.00	$1,023.13	0.40%	$2.03

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Prudential Day One 2045 Fund		Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,058.60	1.15%	$5.95
	Hypothetical	$1,000.00	$1,019.36	1.15%	$5.84
Class R2	Actual	$1,000.00	$1,059.30	0.90%	$4.66
	Hypothetical	$1,000.00	$1,020.61	0.90%	$4.57
Class R3	Actual	$1,000.00	$1,059.90	0.75%	$3.88
	Hypothetical	$1,000.00	$1,021.37	0.75%	$3.81
Class R4	Actual	$1,000.00	$1,061.20	0.65%	$3.37
	Hypothetical	$1,000.00	$1,021.87	0.65%	$3.30
Class R5	Actual	$1,000.00	$1,061.70	0.55%	$2.85
	Hypothetical	$1,000.00	$1,022.37	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,062.30	0.40%	$2.07
	Hypothetical	$1,000.00	$1,023.13	0.40%	$2.03

Prudential Day One 2050 Fund		Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,057.60	1.15%	$5.95
	Hypothetical	$1,000.00	$1,019.36	1.15%	$5.84
Class R2	Actual	$1,000.00	$1,059.60	0.90%	$4.66
	Hypothetical	$1,000.00	$1,020.61	0.90%	$4.57
Class R3	Actual	$1,000.00	$1,059.90	0.75%	$3.88
	Hypothetical	$1,000.00	$1,021.37	0.75%	$3.81
Class R4	Actual	$1,000.00	$1,060.70	0.65%	$3.37
	Hypothetical	$1,000.00	$1,021.87	0.65%	$3.30
Class R5	Actual	$1,000.00	$1,060.60	0.55%	$2.85
	Hypothetical	$1,000.00	$1,022.37	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,061.80	0.40%	$2.07
	Hypothetical	$1,000.00	$1,023.13	0.40%	$2.03

Prudential Day One Funds	45

Fees and Expenses (continued)

Prudential Day One 2055 Fund		Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,057.10	1.15%	$5.95
	Hypothetical	$1,000.00	$1,019.36	1.15%	$5.84
Class R2	Actual	$1,000.00	$1,058.20	0.90%	$4.66
	Hypothetical	$1,000.00	$1,020.61	0.90%	$4.57
Class R3	Actual	$1,000.00	$1,058.90	0.75%	$3.88
	Hypothetical	$1,000.00	$1,021.37	0.75%	$3.81
Class R4	Actual	$1,000.00	$1,059.30	0.65%	$3.36
	Hypothetical	$1,000.00	$1,021.87	0.65%	$3.30
Class R5	Actual	$1,000.00	$1,060.50	0.55%	$2.85
	Hypothetical	$1,000.00	$1,022.37	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,060.50	0.40%	$2.07
	Hypothetical	$1,000.00	$1,023.13	0.40%	$2.03

Prudential Day One 2060 Fund		Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,056.50	1.15%	$5.94
	Hypothetical	$1,000.00	$1,019.36	1.15%	$5.84
Class R2	Actual	$1,000.00	$1,058.20	0.90%	$4.66
	Hypothetical	$1,000.00	$1,020.61	0.90%	$4.57
Class R3	Actual	$1,000.00	$1,058.80	0.75%	$3.88
	Hypothetical	$1,000.00	$1,021.37	0.75%	$3.81
Class R4	Actual	$1,000.00	$1,059.40	0.65%	$3.36
	Hypothetical	$1,000.00	$1,021.87	0.65%	$3.30
Class R5	Actual	$1,000.00	$1,059.80	0.55%	$2.85
	Hypothetical	$1,000.00	$1,022.37	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,060.50	0.40%	$2.07
	Hypothetical	$1,000.00	$1,023.13	0.40%	$2.03

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Prudential Day One 2065 Fund		Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual**	$1,000.00	$990.50	1.15%	$1.47
	Hypothetical	$1,000.00	$1,019.36	1.15%	$5.84
Class R2	Actual**	$1,000.00	$990.60	0.90%	$1.15
	Hypothetical	$1,000.00	$1,020.61	0.90%	$4.57
Class R3	Actual**	$1,000.00	$990.70	0.75%	$0.96
	Hypothetical	$1,000.00	$1,021.37	0.75%	$3.81
Class R4	Actual**	$1,000.00	$990.70	0.65%	$0.83
	Hypothetical	$1,000.00	$1,021.87	0.65%	$3.30
Class R5	Actual**	$1,000.00	$990.80	0.55%	$0.70
	Hypothetical	$1,000.00	$1,022.37	0.55%	$2.80
Class R6	Actual**	$1,000.00	$990.80	0.40%	$0.51
	Hypothetical	$1,000.00	$1,023.13	0.40%	$2.03

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2020, and divided by the 366 days in the Fund’s fiscal year ending July 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** “Actual” expenses are calculated using the 47 day period ended January 31, 2020 due to the Fund inception date of December 16, 2019.

Prudential Day One Funds	47

Prudential Day One Income Fund

Schedule of Investments (unaudited)

as of January 31, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 89.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	234,742	$2,441,319
PGIM Global Real Estate Fund (Class R6)	36,626	904,298
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	12,224	148,647
PGIM QMA Commodity Strategies Fund (Class R6)	84,072	755,805
PGIM QMA International Developed Markets Index Fund (Class R6)	62,083	748,096
PGIM QMA Large-Cap Core Equity Fund (Class R6)	102,650	1,637,264
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	13,414	148,892
PGIM QMA US Broad Market Index Fund (Class R6)	61,594	894,954
PGIM TIPS Fund (Class R6)	344,751	3,506,117
PGIM Total Return Bond Fund (Class R6)	165,671	2,441,983

TOTAL LONG-TERM INVESTMENTS (cost $12,890,479)		13,627,375

SHORT-TERM INVESTMENT 10.5%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,584,147)	1,584,147	1,584,147

TOTAL INVESTMENTS 100.4% (cost $14,474,626)(w)		15,211,522
Liabilities in excess of other assets (0.4)%		(53,474)

NET ASSETS 100.0%		$15,158,048

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	49

Prudential Day One Income Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

The following is a summary of the inputs used as of January 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$15,211,522	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2020 were as follows:

TIPS	23.1%
Total Return Bond	16.1
Core Bond	16.1
Large Cap	10.8
Short Term	10.5
Real Estate	6.0
Broad Market	5.9
Commodity	5.0
International Developed Markets	4.9

Mid Cap	1.0%
Small Cap	1.0

100.4
Liabilities in excess of other assets	(0.4)

100.0%

See Notes to Financial Statements.

50

Prudential Day One Income Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2020

Assets
Affiliated investments (cost $14,474,626)	$15,211,522
Receivable for investments sold	31,562
Due from Manager	26,502
Receivable for Fund shares sold	18,478
Prepaid expenses	43,606

Total Assets	15,331,670

Liabilities
Custodian and accounting fees payable	68,016
Payable for investments purchased	51,434
Legal fees and expenses payable	39,321
Audit fee payable	10,245
Accrued expenses and other liabilities	2,602
Affiliated transfer agent fee payable	1,176
Distribution fee payable	436
Affiliated shareholder servicing fees payable	254
Payable for Fund shares reacquired	138

Total Liabilities	173,622

Net Assets	$15,158,048

Net assets were comprised of:
Shares of beneficial interest, at par	$1,395
Paid-in capital in excess of par	14,785,931
Total distributable earnings (loss)	370,722

Net assets, January 31, 2020	$15,158,048

See Notes to Financial Statements.

Prudential Day One Funds	51

Prudential Day One Income Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2020

Class R1
Net asset value, offering price and redemption price per share, ($23,756 ÷ 2,190 shares of beneficial interest issued and outstanding)	$10.85

Class R2
Net asset value, offering price and redemption price per share, ($1,333,796 ÷ 122,947 shares of beneficial interest issued and outstanding)	$10.85

Class R3
Net asset value, offering price and redemption price per share, ($1,738,618 ÷ 160,176 shares of beneficial interest issued and outstanding)	$10.85

Class R4
Net asset value, offering price and redemption price per share, ($24,298 ÷ 2,239 shares of beneficial interest issued and outstanding)	$10.85

Class R5
Net asset value, offering price and redemption price per share, ($902,289 ÷ 83,158 shares of beneficial interest issued and outstanding)	$10.85

Class R6
Net asset value, offering price and redemption price per share, ($11,135,291 ÷ 1,024,771 shares of beneficial interest issued and outstanding)	$10.87

See Notes to Financial Statements.

52

Prudential Day One Income Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2020

Net Investment Income (Loss)
Affiliated dividend income	$147,697

Expenses
Management fee	1,064
Distribution fee(a)	2,511
Shareholder servicing fees (including affiliated expense of $1,461)(a)	1,461
Custodian and accounting fees	59,303
Registration fees(a)	35,640
Audit fee	10,245
Legal fees and expenses	8,518
Trustees’ fees	5,450
Shareholders’ reports	5,242
Transfer agent’s fees and expenses (including affiliated expense of $2,790)(a)	2,790
Miscellaneous	6,995

Total expenses	139,219
Less: Fee waiver and/or expense reimbursement(a)	(133,171)

Net expenses	6,048

Net investment income (loss)	141,649

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(42,656)
Net capital gain distributions received	121,380

78,724

Net change in unrealized appreciation (depreciation) on investments	227,281

Net gain (loss) on investment transactions	306,005

Net Increase (Decrease) In Net Assets Resulting From Operations	$447,654

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	33	1,696	782	—	—	—
Shareholder servicing fees	—	678	783	—	—	—
Registration fees	5,939	5,941	5,940	5,940	5,940	5,940
Transfer agent’s fees and expenses	22	1,069	1,259	49	56	335
Fee waiver and/or expense reimbursement	(6,064)	(18,746)	(20,609)	(6,097)	(7,232)	(74,423)

See Notes to Financial Statements.

Prudential Day One Funds	53

Prudential Day One Income Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2020	Year Ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$141,649	$229,347
Net realized gain (loss) on investment transactions	(42,656)	(176,337)
Net capital gain distributions received	121,380	185,543
Net change in unrealized appreciation (depreciation) on investments	227,281	247,270

Net increase (decrease) in net assets resulting from operations	447,654	485,823

Dividends and Distributions
Distributions from distributable earnings
Class R1	(350)	(318)
Class R2	(40,963)	(30,436)
Class R3	(50,571)	(45,502)
Class R4	(407)	(476)
Class R5	(2,305)	(1,892)
Class R6	(241,257)	(231,940)

	(335,853)	(310,564)

Fund share transactions
Net proceeds from shares sold	1,628,779	6,027,606
Net asset value of shares issued in reinvestment of dividends and distributions	335,853	310,564
Net asset value of shares issued in merger	4,931,174	—
Cost of shares reacquired	(1,819,691)	(2,357,048)

Net increase (decrease) in net assets from Fund share transactions	5,076,115	3,981,122

Total increase (decrease)	5,187,916	4,156,381

Net Assets:
Beginning of period	9,970,132	5,813,751

End of period	$15,158,048	$9,970,132

See Notes to Financial Statements.

54

Prudential Day One 2015 Fund

Schedule of Investments (unaudited)

as of January 31, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 90.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	195,001	$2,028,015
PGIM Global Real Estate Fund (Class R6)	34,776	858,620
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	11,606	141,134
PGIM QMA Commodity Strategies Fund (Class R6)	79,825	717,630
PGIM QMA International Developed Markets Index Fund (Class R6)	70,734	852,349
PGIM QMA Large-Cap Core Equity Fund (Class R6)	106,322	1,695,836
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	25,471	282,733
PGIM QMA US Broad Market Index Fund (Class R6)	68,228	991,347
PGIM TIPS Fund (Class R6)	313,109	3,184,315
PGIM Total Return Bond Fund (Class R6)	157,279	2,318,295

TOTAL LONG-TERM INVESTMENTS (cost $12,477,317)		13,070,274

SHORT-TERM INVESTMENT 9.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,313,406)	1,313,406	1,313,406

TOTAL INVESTMENTS 100.0% (cost $13,790,723)(w)		14,383,680
Liabilities in excess of other assets (0.0)%		(4,137)

NET ASSETS 100.0%		$14,379,543

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	55

Prudential Day One 2015 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

The following is a summary of the inputs used as of January 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$14,383,680	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2020 were as follows:

TIPS	22.1%
Total Return Bond	16.1
Core Bond	14.1
Large Cap	11.8
Short Term	9.1
Broad Market	6.9
Real Estate	6.0
International Developed Markets	5.9
Commodity	5.0

Mid Cap	2.0%
Small Cap	1.0

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

56

Prudential Day One 2015 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2020

Assets
Affiliated investments (cost $13,790,723)	$14,383,680
Receivable for investments sold	43,781
Due from Manager	22,046
Receivable for Fund shares sold	10,868
Prepaid expenses	34,929

Total Assets	14,495,304

Liabilities
Payable for investments purchased	41,666
Custodian and accounting fees payable	38,477
Payable for Fund shares reacquired	14,363
Accrued expenses and other liabilities	10,821
Audit fee payable	10,272
Affiliated transfer agent fee payable	148
Distribution fee payable	14

Total Liabilities	115,761

Net Assets	$14,379,543

Net assets were comprised of:
Shares of beneficial interest, at par	$1,309
Paid-in capital in excess of par	13,926,429
Total distributable earnings (loss)	451,805

Net assets, January 31, 2020	$14,379,543

See Notes to Financial Statements.

Prudential Day One Funds	57

Prudential Day One 2015 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2020

Class R1
Net asset value, offering price and redemption price per share, ($11,924 ÷ 1,086 shares of beneficial interest issued and outstanding)	$10.98

Class R2
Net asset value, offering price and redemption price per share, ($40,344 ÷ 3,671 shares of beneficial interest issued and outstanding)	$10.99

Class R3
Net asset value, offering price and redemption price per share, ($12,075 ÷ 1,099 shares of beneficial interest issued and outstanding)	$10.99

Class R4
Net asset value, offering price and redemption price per share, ($12,103 ÷ 1,102 shares of beneficial interest issued and outstanding)	$10.98

Class R5
Net asset value, offering price and redemption price per share, ($230,491 ÷ 20,961 shares of beneficial interest issued and outstanding)	$11.00

Class R6
Net asset value, offering price and redemption price per share, ($14,072,606 ÷ 1,280,715 shares of beneficial interest issued and outstanding)	$10.99

See Notes to Financial Statements.

58

Prudential Day One 2015 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2020

Net Investment Income (Loss)
Affiliated dividend income	$186,107

Expenses
Management fee	1,235
Distribution fee(a)	78
Custodian and accounting fees	59,610
Registration fees(a)	35,603
Audit fee	10,272
Legal fees and expenses	8,520
Trustees’ fees	5,450
Shareholders’ reports	5,064
Transfer agent’s fees and expenses (including affiliated expense of $ 377)(a)	451
Miscellaneous	6,996

Total expenses	133,279
Less: Fee waiver and/or expense reimbursement(a)	(133,738)

Net expenses	(459)

Net investment income (loss)	186,566

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(38,717)
Net capital gain distributions received	160,531

121,814

Net change in unrealized appreciation (depreciation) on investments	268,425

Net gain (loss) on investment transactions	390,239

Net Increase (Decrease) In Net Assets Resulting From Operations	$576,805

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	29	43	6	—	—	—
Registration fees	5,933	5,934	5,934	5,934	5,934	5,934
Transfer agent’s fees and expenses	22	42	22	30	58	277
Fee waiver and/or expense reimbursement	(6,034)	(6,202)	(6,034)	(6,044)	(6,368)	(103,056)

See Notes to Financial Statements.

Prudential Day One Funds	59

Prudential Day One 2015 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2020	Year Ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$186,566	$259,923
Net realized gain (loss) on investment transactions	(38,717)	(179,075)
Net capital gain distributions received	160,531	243,889
Net change in unrealized appreciation (depreciation) on investments	268,425	199,245

Net increase (decrease) in net assets resulting from operations	576,805	523,982

Dividends and Distributions
Distributions from distributable earnings
Class R1	(427)	(369)
Class R2	(1,508)	(397)
Class R3	(476)	(414)
Class R4	(491)	(3,183)
Class R5	(2,248)	(986)
Class R6	(544,114)	(386,009)

	(549,264)	(391,358)

Fund share transactions
Net proceeds from shares sold	4,382,194	4,105,944
Net asset value of shares issued in reinvestment of dividends and distributions	549,264	392,135
Cost of shares reacquired	(1,746,836)	(2,162,180)

Net increase (decrease) in net assets from Fund share transactions	3,184,622	2,335,899

Total increase (decrease)	3,212,163	2,468,523

Net Assets:
Beginning of period	11,167,380	8,698,857

End of period	$14,379,543	$11,167,380

See Notes to Financial Statements.

60

Prudential Day One 2020 Fund

Schedule of Investments (unaudited)

as of January 31, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 91.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	593,697	$6,174,452
PGIM Global Real Estate Fund (Class R6)	123,513	3,049,529
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	41,232	501,385
PGIM QMA Commodity Strategies Fund (Class R6)	283,527	2,548,912
PGIM QMA International Developed Markets Index Fund (Class R6)	293,102	3,531,880
PGIM QMA Large-Cap Core Equity Fund (Class R6)	503,583	8,032,145
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	90,486	1,004,396
PGIM QMA US Broad Market Index Fund (Class R6)	276,981	4,024,537
PGIM TIPS Fund (Class R6)	1,010,992	10,281,790
PGIM Total Return Bond Fund (Class R6)	523,749	7,720,061

TOTAL LONG-TERM INVESTMENTS (cost $44,498,415)		46,869,087

SHORT-TERM INVESTMENT 8.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $4,148,892)	4,148,892	4,148,892

TOTAL INVESTMENTS 100.0% (cost $48,647,307)(w)		51,017,979
Liabilities in excess of other assets (0.0)%		(11,961)

NET ASSETS 100.0%		$51,006,018

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	61

Prudential Day One 2020 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

The following is a summary of the inputs used as of January 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$51,017,979	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2020 were as follows:

TIPS	20.2%
Large Cap	15.7
Total Return Bond	15.1
Core Bond	12.1
Short Term	8.1
Broad Market	7.9
International Developed Markets	6.9
Real Estate	6.0
Commodity	5.0
Mid Cap	2.0
Small Cap	1.0

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

62

Prudential Day One 2020 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2020

Assets
Affiliated investments (cost $48,647,307)	$51,017,979
Receivable for investments sold	231,075
Receivable for Fund shares sold	78,111
Due from Manager	22,425
Prepaid expenses	35,029

Total Assets	51,384,619

Liabilities
Payable for investments purchased	309,202
Custodian and accounting fees payable	38,270
Accrued expenses and other liabilities	18,916
Payable for Fund shares reacquired	8,366
Affiliated transfer agent fee payable	2,521
Distribution fee payable	905
Affiliated shareholder servicing fees payable	421

Total Liabilities	378,601

Net Assets	$51,006,018

Net assets were comprised of:
Shares of beneficial interest, at par	$4,564
Paid-in capital in excess of par	49,158,568
Total distributable earnings (loss)	1,842,886

Net assets, January 31, 2020	$51,006,018

See Notes to Financial Statements.

Prudential Day One Funds	63

Prudential Day One 2020 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2020

Class R1
Net asset value, offering price and redemption price per share,
($12,076 ÷ 1,079 shares of beneficial interest issued and outstanding)	$11.19

Class R2
Net asset value, offering price and redemption price per share,
($3,764,374 ÷ 336,277 shares of beneficial interest issued and outstanding)	$11.19

Class R3
Net asset value, offering price and redemption price per share,
($1,317,738 ÷ 117,576 shares of beneficial interest issued and outstanding)	$11.21

Class R4
Net asset value, offering price and redemption price per share,
($12,273 ÷ 1,095 shares of beneficial interest issued and outstanding)	$11.21

Class R5
Net asset value, offering price and redemption price per share,
($4,042,619 ÷ 360,612 shares of beneficial interest issued and outstanding)	$11.21

Class R6
Net asset value, offering price and redemption price per share,
($41,856,938 ÷ 3,747,705 shares of beneficial interest issued and outstanding)	$11.17

See Notes to Financial Statements.

64

Prudential Day One 2020 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2020

Net Investment Income (Loss)
Affiliated dividend income	$715,361

Expenses
Management fee	4,681
Distribution fee(a)	5,241
Shareholder servicing fees (including affiliated expense of $2,454)(a)	2,467
Custodian and accounting fees	59,326
Registration fees(a)	35,859
Audit fee	10,272
Legal fees and expenses	8,531
Transfer agent’s fees and expenses (including affiliated expense of $6,951)(a)	6,951
Trustees’ fees	5,506
Shareholders’ reports	5,056
Miscellaneous	7,019

Total expenses	150,909
Less: Fee waiver and/or expense reimbursement(a)	(138,368)

Net expenses	12,541

Net investment income (loss)	702,820

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(159,050)
Net capital gain distributions received	624,031

464,981

Net change in unrealized appreciation (depreciation) on investments	1,130,321

Net gain (loss) on investment transactions	1,595,302

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,298,122

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	30	4,574	637	—	—	—
Shareholder servicing fees	—	1,830	637	—	—	—
Registration fees	5,977	5,976	5,976	5,976	5,976	5,978
Transfer agent’s fees and expenses	21	2,409	938	33	3,060	490
Fee waiver and/or expense reimbursement	(6,008)	(13,646)	(8,746)	(6,020)	(14,873)	(89,075)

See Notes to Financial Statements.

Prudential Day One Funds	65

Prudential Day One 2020 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2020	Year Ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$702,820	$926,922
Net realized gain (loss) on investment transactions	(159,050)	(802,876)
Net capital gain distributions received	624,031	1,053,090
Net change in unrealized appreciation (depreciation) on investments	1,130,321	716,872

Net increase (decrease) in net assets resulting from operations	2,298,122	1,894,008

Dividends and Distributions
Distributions from distributable earnings
Class R1	(436)	(309)
Class R2	(143,677)	(73,312)
Class R3	(53,639)	(39,719)
Class R4	(497)	(2,046)
Class R5	(170,633)	(131,171)
Class R6	(1,695,017)	(1,057,196)

	(2,063,899)	(1,303,753)

Fund share transactions
Net proceeds from shares sold	8,597,580	20,455,132
Net asset value of shares issued in reinvestment of dividends and distributions	2,063,899	1,303,753
Cost of shares reacquired	(3,411,599)	(8,918,999)

Net increase (decrease) in net assets from Fund share transactions	7,249,880	12,839,886

Total increase (decrease)	7,484,103	13,430,141

Net Assets:
Beginning of period	43,521,915	30,091,774

End of period	$51,006,018	$43,521,915

See Notes to Financial Statements.

66

Prudential Day One 2025 Fund

Schedule of Investments (unaudited)

as of January 31, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 92.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	522,729	$5,436,378
PGIM Global Real Estate Fund (Class R6)	144,996	3,579,951
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	48,405	588,606
PGIM QMA Commodity Strategies Fund (Class R6)	332,843	2,992,258
PGIM QMA International Developed Markets Index Fund (Class R6)	442,396	5,330,876
PGIM QMA Large-Cap Core Equity Fund (Class R6)	665,082	10,608,058
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	106,227	1,179,119
PGIM QMA US Broad Market Index Fund (Class R6)	365,808	5,315,194
PGIM TIPS Fund (Class R6)	1,127,490	11,466,576
PGIM Total Return Bond Fund (Class R6)	614,858	9,063,013
TOTAL LONG-TERM INVESTMENTS (cost $52,567,093)		55,560,029

SHORT-TERM INVESTMENT 7.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $4,266,052)	4,266,052	4,266,052

TOTAL INVESTMENTS 100.0% (cost $56,833,145)(w)		59,826,081
Liabilities in excess of other assets (0.0)%		(10,690)

NET ASSETS 100.0%		$59,815,391

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	67

Prudential Day One 2025 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

The following is a summary of the inputs used as of January 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$59,826,081	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2020 were as follows:

TIPS	19.2%
Large Cap	17.7
Total Return Bond	15.1
Core Bond	9.1
International Developed Markets	8.9
Broad Market	8.9
Short Term	7.1
Real Estate	6.0
Commodity	5.0

Mid Cap	2.0%
Small Cap	1.0

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

68

Prudential Day One 2025 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2020

Assets
Affiliated investments (cost $56,833,145)	$59,826,081
Receivable for investments sold	231,525
Receivable for Fund shares sold	210,739
Due from Manager	22,528
Prepaid expenses	35,159

Total Assets	60,326,032

Liabilities
Payable for investments purchased	432,096
Custodian and accounting fees payable	38,279
Accrued expenses and other liabilities	19,194
Payable for Fund shares reacquired	17,221
Affiliated transfer agent fee payable	2,415
Distribution fee payable	743
Affiliated shareholder servicing fees payable	693

Total Liabilities	510,641

Net Assets	$59,815,391

Net assets were comprised of:
Shares of beneficial interest, at par	$5,330
Paid-in capital in excess of par	57,750,448
Total distributable earnings (loss)	2,059,613

Net assets, January 31, 2020	$59,815,391

See Notes to Financial Statements.

Prudential Day One Funds	69

Prudential Day One 2025 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2020

Class R1
Net asset value, offering price and redemption price per share, ($12,243 ÷ 1,093 shares of beneficial interest issued and outstanding)	$11.20

Class R2
Net asset value, offering price and redemption price per share, ($321,769 ÷ 28,703 shares of beneficial interest issued and outstanding)	$11.21

Class R3
Net asset value, offering price and redemption price per share, ($8,223,835 ÷ 733,419 shares of beneficial interest issued and outstanding)	$11.21

Class R4
Net asset value, offering price and redemption price per share, ($12,436 ÷ 1,109 shares of beneficial interest issued and outstanding)	$11.21

Class R5
Net asset value, offering price and redemption price per share, ($292,959 ÷ 26,130 shares of beneficial interest issued and outstanding)	$11.21

Class R6
Net asset value, offering price and redemption price per share, ($50,952,149 ÷ 4,539,283 shares of beneficial interest issued and outstanding)	$11.22

See Notes to Financial Statements.

70

Prudential Day One 2025 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2020

Net Investment Income (Loss)
Affiliated dividend income	$846,843

Expenses
Management fee	5,427
Distribution fee(a)	4,715
Shareholder servicing fees (including affiliated expense of $3,963)(a)	4,146
Custodian and accounting fees	59,333
Registration fees(a)	35,724
Audit fee	10,272
Legal fees and expenses	8,546
Transfer agent’s fees and expenses (including affiliated expense of $6,927)(a)	7,377
Trustees’ fees	5,548
Shareholders’ reports	4,974
Miscellaneous	7,015

Total expenses	153,077
Less: Fee waiver and/or expense reimbursement(a)	(138,892)

Net expenses	14,185

Net investment income (loss)	832,658

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(254,865)
Net capital gain distributions received	758,970

504,105

Net change in unrealized appreciation (depreciation) on investments	1,413,281

Net gain (loss) on investment transactions	1,917,386

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,750,044

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	582	172	3,961	—	—	—
Shareholder servicing fees	116	69	3,961	—	—	—
Registration fees	5,954	5,954	5,954	5,954	5,954	5,954
Transfer agent’s fees and expenses	534	221	5,849	30	190	553
Fee waiver and/or expense reimbursement	(6,767)	(6,330)	(20,799)	(5,993)	(6,491)	(92,512)

See Notes to Financial Statements.

Prudential Day One Funds	71

Prudential Day One 2025 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2020	Year Ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$832,658	$1,040,001
Net realized gain (loss) on investment transactions	(254,865)	(1,132,568)
Net capital gain distributions received	758,970	1,461,984
Net change in unrealized appreciation (depreciation) on investments	1,413,281	839,486

Net increase (decrease) in net assets resulting from operations	2,750,044	2,208,903

Dividends and Distributions
Distributions from distributable earnings
Class R1	(505)	(21,333)
Class R2	(5,909)	(676)
Class R3	(365,778)	(256,516)
Class R4	(568)	(1,775)
Class R5	(13,119)	(2,238)
Class R6	(2,243,894)	(1,479,753)

	(2,629,773)	(1,762,291)

Fund share transactions
Net proceeds from shares sold	12,481,428	25,275,277
Net asset value of shares issued in reinvestment of dividends and distributions	2,629,773	1,762,291
Cost of shares reacquired	(5,180,472)	(10,309,438)

Net increase (decrease) in net assets from Fund share transactions	9,930,729	16,728,130

Total increase (decrease)	10,051,000	17,174,742

Net Assets:
Beginning of period	49,764,391	32,589,649

End of period	$59,815,391	$49,764,391

See Notes to Financial Statements.

72

Prudential Day One 2030 Fund

Schedule of Investments (unaudited)

as of January 31, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 94.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	350,215	$3,642,232
PGIM Global Real Estate Fund (Class R6)	124,890	3,083,534
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	83,381	1,013,914
PGIM QMA Commodity Strategies Fund (Class R6)	229,354	2,061,893
PGIM QMA Emerging Markets Equity Fund (Class R6)	92,522	1,014,037
PGIM QMA International Developed Markets Index Fund (Class R6)	465,715	5,611,862
PGIM QMA Large-Cap Core Equity Fund (Class R6)	700,122	11,166,953
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	137,238	1,523,345
PGIM QMA US Broad Market Index Fund (Class R6)	420,092	6,103,940
PGIM TIPS Fund (Class R6)	664,500	6,757,968
PGIM Total Return Bond Fund (Class R6)	459,020	6,765,960

TOTAL LONG-TERM INVESTMENTS (cost $45,896,844)		48,745,638

SHORT-TERM INVESTMENT 5.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,648,271)	2,648,271	2,648,271

TOTAL INVESTMENTS 100.0% (cost $48,545,115)(w)		51,393,909
Liabilities in excess of other assets (0.0)%		(18,071)

NET ASSETS 100.0%		$51,375,838

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	73

Prudential Day One 2030 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

The following is a summary of the inputs used as of January 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$51,393,909	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2020 were as follows:

Large Cap	21.7%
Total Return Bond	13.2
TIPS	13.1
Broad Market	11.9
International Developed Markets	10.9
Core Bond	7.1
Real Estate	6.0
Short Term	5.1
Commodity	4.0
Mid Cap	3.0

Emerging Markets	2.0%
Small Cap	2.0

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

74

Prudential Day One 2030 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2020

Assets
Affiliated investments (cost $48,545,115)	$51,393,909
Receivable for investments sold	236,816
Receivable for Fund shares sold	110,645
Due from Manager	22,974
Prepaid expenses	35,107

Total Assets	51,799,451

Liabilities
Payable for investments purchased	355,965
Custodian and accounting fees payable	38,170
Accrued expenses and other liabilities	18,835
Payable for Fund shares reacquired	6,397
Affiliated transfer agent fee payable	2,612
Distribution fee payable	1,112
Affiliated shareholder servicing fees payable	522

Total Liabilities	423,613

Net Assets	$51,375,838

Net assets were comprised of:
Shares of beneficial interest, at par	$4,453
Paid-in capital in excess of par	49,317,760
Total distributable earnings (loss)	2,053,625

Net assets, January 31, 2020	$51,375,838

See Notes to Financial Statements.

Prudential Day One Funds	75

Prudential Day One 2030 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2020

Class R1
Net asset value, offering price and redemption price per share, ($39,881 ÷ 3,460 shares of beneficial interest issued and outstanding)	$11.53

Class R2
Net asset value, offering price and redemption price per share, ($4,632,355 ÷ 401,637 shares of beneficial interest issued and outstanding)	$11.53

Class R3
Net asset value, offering price and redemption price per share, ($1,956,097 ÷ 169,699 shares of beneficial interest issued and outstanding)	$11.53

Class R4
Net asset value, offering price and redemption price per share, ($12,856 ÷ 1,117 shares of beneficial interest issued and outstanding)	$11.51

Class R5
Net asset value, offering price and redemption price per share, ($3,142,736 ÷ 272,593 shares of beneficial interest issued and outstanding)	$11.53

Class R6
Net asset value, offering price and redemption price per share, ($41,591,913 ÷ 3,604,159 shares of beneficial interest issued and outstanding)	$11.54

See Notes to Financial Statements.

76

Prudential Day One 2030 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2020

Net Investment Income (Loss)
Affiliated dividend income	$797,248

Expenses
Management fee	4,789
Distribution fee(a)	5,795
Shareholder servicing fees (including affiliated expense of $2,759)(a)	2,794
Custodian and accounting fees	59,391
Registration fees(a)	35,791
Audit fee	10,272
Legal fees and expenses	8,531
Transfer agent’s fees and expenses (including affiliated expense of $6,853)(a)	6,853
Trustees’ fees	5,508
Shareholders’ reports	4,716
Miscellaneous	7,013

Total expenses	151,453
Less: Fee waiver and/or expense reimbursement(a)	(138,226)

Net expenses	13,227

Net investment income (loss)	784,021

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(257,640)
Net capital gain distributions received	732,510

474,870

Net change in unrealized appreciation (depreciation) on investments	1,449,021

Net gain (loss) on investment transactions	1,923,891

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,707,912

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	93	4,878	824	—	—	—
Shareholder servicing fees	19	1,951	824	—	—	—
Registration fees	5,965	5,965	5,965	5,965	5,965	5,966
Transfer agent’s fees and expenses	70	2,810	1,139	136	2,216	482
Fee waiver and/or expense reimbursement	(6,086)	(14,159)	(9,379)	(6,113)	(12,604)	(89,885)

See Notes to Financial Statements.

Prudential Day One Funds	77

Prudential Day One 2030 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2020	Year Ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$784,021	$825,993
Net realized gain (loss) on investment transactions	(257,640)	(1,003,425)
Net capital gain distributions received	732,510	1,638,567
Net change in unrealized appreciation (depreciation) on investments	1,449,021	377,913

Net increase (decrease) in net assets resulting from operations	2,707,912	1,839,048

Dividends and Distributions
Distributions from distributable earnings
Class R1	(1,801)	(1,022)
Class R2	(188,791)	(115,451)
Class R3	(86,812)	(35,737)
Class R4	(650)	(28,267)
Class R5	(167,696)	(111,145)
Class R6	(2,106,131)	(1,208,259)

	(2,551,881)	(1,499,881)

Fund share transactions
Net proceeds from shares sold	9,695,161	22,859,015
Net asset value of shares issued in reinvestment of dividends and distributions	2,551,881	1,499,881
Cost of shares reacquired	(5,354,399)	(9,672,196)

Net increase (decrease) in net assets from Fund share transactions	6,892,643	14,686,700

Total increase (decrease)	7,048,674	15,025,867

Net Assets:
Beginning of period	44,327,164	29,301,297

End of period	$51,375,838	$44,327,164

See Notes to Financial Statements.

78

Prudential Day One 2035 Fund

Schedule of Investments (unaudited)

as of January 31, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 97.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	184,040	$1,914,012
PGIM Global Real Estate Fund (Class R6)	76,569	1,890,487
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	61,342	745,918
PGIM QMA Commodity Strategies Fund (Class R6)	168,739	1,516,960
PGIM QMA Emerging Markets Equity Fund (Class R6)	102,099	1,119,000
PGIM QMA International Developed Markets Index Fund (Class R6)	404,918	4,879,265
PGIM QMA Large-Cap Core Equity Fund (Class R6)	632,130	10,082,479
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	134,619	1,494,266
PGIM QMA US Broad Market Index Fund (Class R6)	412,076	5,987,465
PGIM TIPS Fund (Class R6)	338,463	3,442,167
PGIM Total Return Bond Fund (Class R6)	259,771	3,829,030

TOTAL LONG-TERM INVESTMENTS (cost $34,862,136)		36,901,049

SHORT-TERM INVESTMENT 2.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $800,995)	800,995	800,995

TOTAL INVESTMENTS 100.0% (cost $35,663,131)(w)		37,702,044
Liabilities in excess of other assets (0.0)%		(8,278)

NET ASSETS 100.0%		$37,693,766

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	79

Prudential Day One 2035 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

The following is a summary of the inputs used as of January 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$37,702,044	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2020 were as follows:

Large Cap	26.7%
Broad Market	15.9
International Developed Markets	12.9
Total Return Bond	10.2
TIPS	9.1
Core Bond	5.1
Real Estate	5.0
Commodity	4.0
Mid Cap	4.0
Emerging Markets	3.0

Short Term	2.1%
Small Cap	2.0

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

80

Prudential Day One 2035 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2020

Assets
Affiliated investments (cost $35,663,131)	$37,702,044
Receivable for investments sold	153,013
Receivable for Fund shares sold	108,355
Due from Manager	22,964
Prepaid expenses	35,277

Total Assets	38,021,653

Liabilities
Payable for investments purchased	251,072
Custodian and accounting fees payable	38,330
Accrued expenses and other liabilities	19,083
Payable for Fund shares reacquired	15,966
Affiliated transfer agent fee payable	2,135
Distribution fee payable	700
Affiliated shareholder servicing fees payable	601

Total Liabilities	327,887

Net Assets	$37,693,766

Net assets were comprised of:
Shares of beneficial interest, at par	$3,259
Paid-in capital in excess of par	36,345,045
Total distributable earnings (loss)	1,345,462

Net assets, January 31, 2020	$37,693,766

See Notes to Financial Statements.

Prudential Day One Funds	81

Prudential Day One 2035 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2020

Class R1
Net asset value, offering price and redemption price per share, ($25,175 ÷ 2,178 shares of beneficial interest issued and outstanding)	$11.56

Class R2
Net asset value, offering price and redemption price per share, ($389,802 ÷ 33,737 shares of beneficial interest issued and outstanding)	$11.55

Class R3
Net asset value, offering price and redemption price per share, ($7,122,966 ÷ 615,816 shares of beneficial interest issued and outstanding)	$11.57

Class R4
Net asset value, offering price and redemption price per share, ($13,041 ÷ 1,127 shares of beneficial interest issued and outstanding)	$11.57

Class R5
Net asset value, offering price and redemption price per share, ($127,482 ÷ 11,025 shares of beneficial interest issued and outstanding)	$11.56

Class R6
Net asset value, offering price and redemption price per share, ($30,015,300 ÷ 2,595,247 shares of beneficial interest issued and outstanding)	$11.57

See Notes to Financial Statements.

82

Prudential Day One 2035 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2020

Net Investment Income (Loss)
Affiliated dividend income	$590,127

Expenses
Management fee	3,430
Distribution fee(a)	3,875
Shareholder servicing fees (including affiliated expense of $3,497)(a)	3,549
Custodian and accounting fees	59,329
Registration fees(a)	35,603
Audit fee	10,272
Legal fees and expenses	8,529
Transfer agent’s fees and expenses (including affiliated expense of $6,071)(a)	6,134
Trustees’ fees	5,491
Shareholders’ reports	5,115
Miscellaneous	7,052

Total expenses	148,379
Less: Fee waiver and/or expense reimbursement(a)	(140,218)

Net expenses	8,161

Net investment income (loss)	581,966

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(218,297)
Net capital gain distributions received	515,119

296,822

Net change in unrealized appreciation (depreciation) on investments	1,156,650

Net gain (loss) on investment transactions	1,453,472

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,035,438

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	61	461	3,353	—	—	—
Shareholder servicing fees	12	184	3,353	—	—	—
Registration fees	5,934	5,934	5,934	5,934	5,934	5,933
Transfer agent’s fees and expenses	70	617	4,740	29	183	495
Fee waiver and/or expense reimbursement	(6,058)	(7,392)	(25,964)	(5,985)	(6,375)	(88,444)

See Notes to Financial Statements.

Prudential Day One Funds	83

Prudential Day One 2035 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2020	Year Ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$581,966	$544,193
Net realized gain (loss) on investment transactions	(218,297)	(858,238)
Net capital gain distributions received	515,119	1,253,358
Net change in unrealized appreciation (depreciation) on investments	1,156,650	83,693

Net increase (decrease) in net assets resulting from operations	2,035,438	1,023,006

Dividends and Distributions
Distributions from distributable earnings
Class R1	(1,087)	(504)
Class R2	(17,401)	(15,170)
Class R3	(330,570)	(278,108)
Class R4	(623)	(2,341)
Class R5	(5,887)	(3,726)
Class R6	(1,424,727)	(955,310)

	(1,780,295)	(1,255,159)

Fund share transactions
Net proceeds from shares sold	7,350,171	15,152,438
Net asset value of shares issued in reinvestment of dividends and distributions	1,780,295	1,255,159
Cost of shares reacquired	(2,757,480)	(6,504,219)

Net increase (decrease) in net assets from Fund share transactions	6,372,986	9,903,378

Total increase (decrease)	6,628,129	9,671,225

Net Assets:
Beginning of period	31,065,637	21,394,412

End of period	$37,693,766	$31,065,637

See Notes to Financial Statements.

84

Prudential Day One 2040 Fund

Schedule of Investments (unaudited)

as of January 31, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 98.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	128,931	$1,340,884
PGIM Global Real Estate Fund (Class R6)	67,049	1,655,437
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	80,571	979,746
PGIM QMA Commodity Strategies Fund (Class R6)	147,760	1,328,359
PGIM QMA Emerging Markets Equity Fund (Class R6)	149,005	1,633,099
PGIM QMA International Developed Markets Index Fund (Class R6)	409,120	4,929,892
PGIM QMA Large-Cap Core Equity Fund (Class R6)	533,026	8,501,759
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	206,289	2,289,806
PGIM QMA US Broad Market Index Fund (Class R6)	360,836	5,242,954
PGIM TIPS Fund (Class R6)	197,591	2,009,498
PGIM Total Return Bond Fund (Class R6)	181,987	2,682,487

TOTAL LONG-TERM INVESTMENTS (cost $30,867,684)		32,593,921

SHORT-TERM INVESTMENT 1.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $365,299)	365,299	365,299

TOTAL INVESTMENTS 100.0% (cost $31,232,983)(w)		32,959,220
Liabilities in excess of other assets (0.0)%		(4,611)

NET ASSETS 100.0%		$32,954,609

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	85

Prudential Day One 2040 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

The following is a summary of the inputs used as of January 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$32,959,220	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2020 were as follows:

Large Cap	25.8%
Broad Market	15.9
International Developed Markets	15.0
Total Return Bond	8.1
Mid Cap	6.9
TIPS	6.1
Real Estate	5.0
Emerging Markets	5.0
Core Bond	4.1
Commodity	4.0

Small Cap	3.0%
Short Term	1.1

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

86

Prudential Day One 2040 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2020

Assets
Affiliated investments (cost $31,232,983)	$32,959,220
Receivable for Fund shares sold	121,377
Receivable for investments sold	115,254
Due from Manager	23,667
Prepaid expenses	35,278

Total Assets	33,254,796

Liabilities
Payable for investments purchased	230,758
Custodian and accounting fees payable	38,245
Accrued expenses and other liabilities	17,951
Payable for Fund shares reacquired	8,922
Affiliated transfer agent fee payable	3,086
Distribution fee payable	818
Affiliated shareholder servicing fees payable	407

Total Liabilities	300,187

Net Assets	$32,954,609

Net assets were comprised of:
Shares of beneficial interest, at par	$2,808
Paid-in capital in excess of par	31,607,257
Total distributable earnings (loss)	1,344,544

Net assets, January 31, 2020	$32,954,609

See Notes to Financial Statements.

Prudential Day One Funds	87

Prudential Day One 2040 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2020

Class R1
Net asset value, offering price and redemption price per share , ($18,833 ÷ 1,607 shares of beneficial interest issued and outstanding)	$11.72

Class R2
Net asset value, offering price and redemption price per share , ($3,121,249 ÷ 266,257 shares of beneficial interest issued and outstanding)	$11.72

Class R3
Net asset value, offering price and redemption price per share , ($1,878,863 ÷ 160,171 shares of beneficial interest issued and outstanding)	$11.73

Class R4
Net asset value, offering price and redemption price per share , ($13,182 ÷ 1,123 shares of beneficial interest issued and outstanding)	$11.74

Class R5
Net asset value, offering price and redemption price per share , ($6,299,425 ÷ 536,841 shares of beneficial interest issued and outstanding)	$11.73

Class R6
Net asset value, offering price and redemption price per share , ($21,623,057 ÷ 1,842,078 shares of beneficial interest issued and outstanding)	$11.74

See Notes to Financial Statements.

88

Prudential Day One 2040 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2020

Net Investment Income (Loss)
Affiliated dividend income	$528,966

Expenses
Management fee	3,018
Distribution fee(a)	4,269
Shareholder servicing fees (including affiliated expense of $2,152)(a)	2,187
Custodian and accounting fees	59,325
Registration fees(a)	35,603
Audit fee	10,267
Legal fees and expenses	8,537
Transfer agent’s fees and expenses (including affiliated expense of $8,283)(a)	8,283
Trustees’ fees	5,476
Shareholders’ reports	4,690
Miscellaneous	6,980

Total expenses	148,635
Less: Fee waiver and/or expense reimbursement(a)	(142,228)

Net expenses	6,407

Net investment income (loss)	522,559

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(163,613)
Net capital gain distributions received	443,731

280,118

Net change in unrealized appreciation (depreciation) on investments	943,651

Net gain (loss) on investment transactions	1,223,769

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,746,328

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	43	3,413	813	—	—	—
Shareholder servicing fees	9	1,365	813	—	—	—
Registration fees	5,933	5,934	5,934	5,934	5,934	5,934
Transfer agent’s fees and expenses	52	1,935	1,156	28	4,607	505
Fee waiver and/or expense reimbursement	(6,034)	(15,427)	(11,592)	(5,990)	(27,893)	(75,292)

See Notes to Financial Statements.

Prudential Day One Funds	89

Prudential Day One 2040 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2020	Year Ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$522,559	$454,386
Net realized gain (loss) on investment transactions	(163,613)	(526,698)
Net capital gain distributions received	443,731	1,147,991
Net change in unrealized appreciation (depreciation) on investments	943,651	(127,583)

Net increase (decrease) in net assets resulting from operations	1,746,328	948,096

Dividends and Distributions
Distributions from distributable earnings
Class R1	(819)	(501)
Class R2	(139,003)	(59,712)
Class R3	(86,590)	(29,211)
Class R4	(654)	(1,838)
Class R5	(322,589)	(246,402)
Class R6	(1,062,118)	(617,891)

	(1,611,773)	(955,555)

Fund share transactions
Net proceeds from shares sold	5,220,459	10,251,967
Net asset value of shares issued in reinvestment of dividends and distributions	1,611,773	955,555
Cost of shares reacquired	(1,763,432)	(3,942,783)

Net increase (decrease) in net assets from Fund share transactions	5,068,800	7,264,739

Total increase (decrease)	5,203,355	7,257,280

Net Assets:
Beginning of period	27,751,254	20,493,974

End of period	$32,954,609	$27,751,254

See Notes to Financial Statements.

90

Prudential Day One 2045 Fund

Schedule of Investments (unaudited)

as of January 31, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	62,058	$645,407
PGIM Global Real Estate Fund (Class R6)	43,031	1,062,447
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	68,947	838,392
PGIM QMA Commodity Strategies Fund (Class R6)	71,123	639,396
PGIM QMA Emerging Markets Equity Fund (Class R6)	114,756	1,257,724
PGIM QMA International Developed Markets Index Fund (Class R6)	315,084	3,796,757
PGIM QMA Large-Cap Core Equity Fund (Class R6)	342,092	5,456,368
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	151,308	1,679,518
PGIM QMA US Broad Market Index Fund (Class R6)	246,056	3,575,195
PGIM TIPS Fund (Class R6)	42,271	429,891
PGIM Total Return Bond Fund (Class R6)	116,794	1,721,536

TOTAL LONG-TERM INVESTMENTS (cost $19,978,718)		21,102,631

SHORT-TERM INVESTMENT 0.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $20,897)	20,897	20,897

TOTAL INVESTMENTS 100.0% (cost $19,999,615)(w)		21,123,528
Liabilities in excess of other assets (0.0)%		(3,230)

NET ASSETS 100.0%		$21,120,298

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	91

Prudential Day One 2045 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

The following is a summary of the inputs used as of January 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$21,123,528	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2020 were as follows:

Large Cap	25.8%
International Developed Markets	18.0
Broad Market	16.9
Total Return Bond	8.1
Mid Cap	8.0
Emerging Markets	6.0
Real Estate	5.0
Small Cap	4.0
Core Bond	3.1
Commodity	3.0

TIPS	2.0%
Short Term	0.1

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

92

Prudential Day One 2045 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2020

Assets
Affiliated investments (cost $19,999,615)	$21,123,528
Receivable for Fund shares sold	107,100
Receivable for investments sold	54,476
Due from Manager	23,152
Prepaid expenses	34,928

Total Assets	21,343,184

Liabilities
Payable for investments purchased	160,721
Custodian and accounting fees payable	38,446
Accrued expenses and other liabilities	19,358
Affiliated transfer agent fee payable	2,469
Distribution fee payable	757
Affiliated shareholder servicing fees payable	714
Payable for Fund shares reacquired	421

Total Liabilities	222,886

Net Assets	$21,120,298

Net assets were comprised of:
Shares of beneficial interest, at par	$1,822
Paid-in capital in excess of par	20,410,208
Total distributable earnings (loss)	708,268

Net assets, January 31, 2020	$21,120,298

See Notes to Financial Statements.

Prudential Day One Funds	93

Prudential Day One 2045 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2020

Class R1
Net asset value, offering price and redemption price per share , ($14,388 ÷ 1,243 shares of beneficial interest issued and outstanding)	$11.58

Class R2
Net asset value, offering price and redemption price per share , ($175,245 ÷ 15,127 shares of beneficial interest issued and outstanding)	$11.58

Class R3
Net asset value, offering price and redemption price per share , ($8,455,563 ÷ 730,166 shares of beneficial interest issued and outstanding)	$11.58

Class R4
Net asset value, offering price and redemption price per share , ($38,358 ÷ 3,313 shares of beneficial interest issued and outstanding)	$11.58

Class R5
Net asset value, offering price and redemption price per share , ($293,948 ÷ 25,364 shares of beneficial interest issued and outstanding)	$11.59

Class R6
Net asset value, offering price and redemption price per share , ($12,142,796 ÷ 1,046,753 shares of beneficial interest issued and outstanding)	$11.60

See Notes to Financial Statements.

94

Prudential Day One 2045 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2020

Net Investment Income (Loss)
Affiliated dividend income	$341,930

Expenses
Management fee	1,890
Distribution fee(a)	4,134
Shareholder servicing fees (including affiliated expense of $3,973)(a)	4,027
Custodian and accounting fees	59,307
Registration fees(a)	35,604
Audit fee	10,266
Legal fees and expenses	8,529
Transfer agent’s fees and expenses (including affiliated expense of $6,786)(a)	6,786
Trustees’ fees	5,444
Shareholders’ reports	4,999
Miscellaneous	6,972

Total expenses	147,958
Less: Fee waiver and/or expense reimbursement(a)	(139,302)

Net expenses	8,656

Net investment income (loss)	333,274

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(155,508)
Net capital gain distributions received	275,962

120,454

Net change in unrealized appreciation (depreciation) on investments	644,998

Net gain (loss) on investment transactions	765,452

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,098,726

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	35	133	3,966	—	—	—
Shareholder servicing fees	7	54	3,966	—	—	—
Registration fees	5,934	5,934	5,934	5,934	5,934	5,934
Transfer agent’s fees and expenses	38	246	5,693	131	245	433
Fee waiver and/or expense reimbursement	(6,036)	(6,682)	(49,004)	(6,198)	(7,170)	(64,212)

See Notes to Financial Statements.

Prudential Day One Funds	95

Prudential Day One 2045 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2020	Year Ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$333,274	$275,343
Net realized gain (loss) on investment transactions	(155,508)	(420,494)
Net capital gain distributions received	275,962	768,445
Net change in unrealized appreciation (depreciation) on investments	644,998	(101,765)

Net increase (decrease) in net assets resulting from operations	1,098,726	521,529

Dividends and Distributions
Distributions from distributable earnings
Class R1	(668)	(553)
Class R2	(5,365)	(1,341)
Class R3	(419,508)	(314,504)
Class R4	(1,625)	(13,084)
Class R5	(12,197)	(4,282)
Class R6	(608,919)	(429,583)

	(1,048,282)	(763,347)

Fund share transactions
Net proceeds from shares sold	4,150,430	6,940,190
Net asset value of shares issued in reinvestment of dividends and distributions	1,048,282	763,347
Cost of shares reacquired	(1,683,590)	(3,511,127)

Net increase (decrease) in net assets from Fund share transactions	3,515,122	4,192,410

Total increase (decrease)	3,565,566	3,950,592

Net Assets:
Beginning of period	17,554,732	13,604,140

End of period	$21,120,298	$17,554,732

See Notes to Financial Statements.

96

Prudential Day One 2050 Fund

Schedule of Investments (unaudited)

as of January 31, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	26,911	$279,874
PGIM Global Real Estate Fund (Class R6)	27,990	691,064
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	44,851	545,394
PGIM QMA Commodity Strategies Fund (Class R6)	46,264	415,912
PGIM QMA Emerging Markets Equity Fund (Class R6)	87,108	954,700
PGIM QMA International Developed Markets Index Fund (Class R6)	216,361	2,607,154
PGIM QMA Large-Cap Core Equity Fund (Class R6)	222,535	3,549,426
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	110,725	1,229,049
PGIM QMA US Broad Market Index Fund (Class R6)	160,062	2,325,701
PGIM TIPS Fund (Class R6)	13,747	139,808
PGIM Total Return Bond Fund (Class R6)	66,474	979,825

TOTAL LONG-TERM INVESTMENTS (cost $12,963,067)		13,717,907

SHORT-TERM INVESTMENT 0.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $13,549)	13,549	13,549

TOTAL INVESTMENTS 100.0% (cost $12,976,616)(w)		13,731,456
Liabilities in excess of other assets (0.0)%		(1,962)

NET ASSETS 100.0%		$13,729,494

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	97

Prudential Day One 2050 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

The following is a summary of the inputs used as of January 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$13,731,456	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2020 were as follows:

Large Cap	25.9%
International Developed Markets	19.0
Broad Market	16.9
Mid Cap	9.0
Total Return Bond	7.1
Emerging Markets	7.0
Real Estate	5.0
Small Cap	4.0
Commodity	3.0
Core Bond	2.0

TIPS	1.0%
Short Term	0.1
100.0
Liabilities in excess of other assets	(0.0)*
100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

98

Prudential Day One 2050 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2020

Assets
Affiliated investments (cost $12,976,616)	$13,731,456
Receivable for Fund shares sold	171,829
Due from Manager	22,814
Receivable for investments sold	22,203
Prepaid expenses	35,236

Total Assets	13,983,538

Liabilities
Payable for investments purchased	193,869
Custodian and accounting fees payable	38,364
Accrued expenses and other liabilities	19,200
Affiliated transfer agent fee payable	1,494
Distribution fee payable	726
Affiliated shareholder servicing fees payable	352
Payable for Fund shares reacquired	39

Total Liabilities	254,044

Net Assets	$13,729,494

Net assets were comprised of:
Shares of beneficial interest, at par	$1,164
Paid-in capital in excess of par	13,166,607
Total distributable earnings (loss)	561,723

Net assets, January 31, 2020	$13,729,494

See Notes to Financial Statements.

Prudential Day One Funds	99

Prudential Day One 2050 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2020

Class R1
Net asset value, offering price and redemption price per share, ($35,979 ÷ 3,058 shares of beneficial interest issued and outstanding)	$11.77

Class R2
Net asset value, offering price and redemption price per share, ($2,725,945 ÷ 231,465 shares of beneficial interest issued and outstanding)	$11.78

Class R3
Net asset value, offering price and redemption price per share, ($1,702,050 ÷ 144,420 shares of beneficial interest issued and outstanding)	$11.79

Class R4
Net asset value, offering price and redemption price per share, ($13,205 ÷ 1,123 shares of beneficial interest issued and outstanding)	$11.76

Class R5
Net asset value, offering price and redemption price per share, ($734,367 ÷ 62,339 shares of beneficial interest issued and outstanding)	$11.78

Class R6
Net asset value, offering price and redemption price per share, ($8,517,948 ÷ 721,895 shares of beneficial interest issued and outstanding)	$11.80

See Notes to Financial Statements.

100

Prudential Day One 2050 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2020

Net Investment Income (Loss)
Affiliated dividend income	$233,455

Expenses
Management fee	1,262
Distribution fee(a)	3,732
Shareholder servicing fees (including affiliated expense of $1,784)(a)	1,858
Custodian and accounting fees	59,334
Registration fees(a)	35,614
Audit fee	10,266
Legal fees and expenses	8,529
Trustees’ fees	5,444
Shareholders’ reports	4,681
Transfer agent’s fees and expenses (including affiliated expense of $3,683)(a)	3,683
Miscellaneous	6,969

Total expenses	141,372
Less: Fee waiver and/or expense reimbursement(a)	(137,194)

Net expenses	4,178

Net investment income (loss)	229,277

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(74,686)
Net capital gain distributions received	179,910

105,224

Net change in unrealized appreciation (depreciation) on investments	431,346

Net gain (loss) on investment transactions	536,570

Net Increase (Decrease) In Net Assets Resulting From Operations	$765,847

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	197	2,861	674	—	—	—
Shareholder servicing fees	40	1,144	674	—	—	—
Registration fees	5,933	5,934	5,934	5,934	5,934	5,945
Transfer agent’s fees and expenses	179	1,635	862	36	584	387
Fee waiver and/or expense reimbursement	(6,717)	(24,152)	(16,541)	(6,057)	(12,032)	(71,695)

See Notes to Financial Statements.

Prudential Day One Funds	101

Prudential Day One 2050 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2020	Year Ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$229,277	$139,689
Net realized gain (loss) on investment transactions	(74,686)	(249,769)
Net capital gain distributions received	179,910	382,816
Net change in unrealized appreciation (depreciation) on investments	431,346	32,598

Net increase (decrease) in net assets resulting from operations	765,847	305,334

Dividends and Distributions
Distributions from distributable earnings
Class R1	(1,410)	(5,279)
Class R2	(104,528)	(50,175)
Class R3	(67,469)	(20,972)
Class R4	(580)	(504)
Class R5	(34,998)	(25,567)
Class R6	(378,958)	(211,035)

	(587,943)	(313,532)

Fund share transactions
Net proceeds from shares sold	3,446,694	6,485,384
Net asset value of shares issued in reinvestment of dividends and distributions	587,943	313,532
Cost of shares reacquired	(1,455,913)	(1,892,738)

Net increase (decrease) in net assets from Fund share transactions	2,578,724	4,906,178

Total increase (decrease)	2,756,628	4,897,980

Net Assets:
Beginning of period	10,972,866	6,074,886

End of period	$13,729,494	$10,972,866

See Notes to Financial Statements.

102

Prudential Day One 2055 Fund

Schedule of Investments (unaudited)

as of January 31, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Global Real Estate Fund (Class R6)	19,115	$471,944
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	38,286	465,556
PGIM QMA Commodity Strategies Fund (Class R6)	31,593	284,020
PGIM QMA Emerging Markets Equity Fund (Class R6)	67,972	744,978
PGIM QMA International Developed Markets Index Fund (Class R6)	163,295	1,967,706
PGIM QMA Large-Cap Core Equity Fund (Class R6)	146,124	2,330,675
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	84,020	932,624
PGIM QMA US Broad Market Index Fund (Class R6)	102,876	1,494,781
PGIM Total Return Bond Fund (Class R6)	45,395	669,122

TOTAL LONG-TERM INVESTMENTS (cost $8,921,346)		9,361,406

SHORT-TERM INVESTMENT 0.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $11,107)	11,107	11,107

TOTAL INVESTMENTS 100.0% (cost $8,932,453)(w)		9,372,513
Liabilities in excess of other assets (0.0)%		(3,019)

NET ASSETS 100.0%		$9,369,494

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	103

Prudential Day One 2055 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

The following is a summary of the inputs used as of January 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$9,372,513	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2020 were as follows:

Large Cap	24.9%
International Developed Markets	21.0
Broad Market	16.0
Mid Cap	10.0
Emerging Markets	7.9
Total Return Bond	7.1
Real Estate	5.0
Small Cap	5.0
Commodity	3.0
Short Term	0.1

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

104

Prudential Day One 2055 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2020

Assets
Affiliated investments (cost $8,932,453)	$9,372,513
Receivable for Fund shares sold	120,014
Due from Manager	22,589
Receivable for investments sold	10,029
Prepaid expenses	34,928

Total Assets	9,560,073

Liabilities
Payable for investments purchased	124,214
Custodian and accounting fees payable	38,338
Audit fee payable	10,267
Accrued expenses and other liabilities	9,743
Payable for Fund shares reacquired	5,886
Affiliated transfer agent fee payable	1,357
Distribution fee payable	401
Affiliated shareholder servicing fees payable	373

Total Liabilities	190,579

Net Assets	$9,369,494

Net assets were comprised of:
Shares of beneficial interest, at par	$804
Paid-in capital in excess of par	9,112,280
Total distributable earnings (loss)	256,410

Net assets, January 31, 2020	$9,369,494

See Notes to Financial Statements.

Prudential Day One Funds	105

Prudential Day One 2055 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2020

Class R1
Net asset value, offering price and redemption price per share, ($16,232 ÷ 1,395 shares of beneficial interest issued and outstanding)	$11.64

Class R2
Net asset value, offering price and redemption price per share, ($70,783 ÷ 6,074 shares of beneficial interest issued and outstanding)	$11.65

Class R3
Net asset value, offering price and redemption price per share, ($4,442,200 ÷ 381,424 shares of beneficial interest issued and outstanding)	$11.65

Class R4
Net asset value, offering price and redemption price per share, ($13,327 ÷ 1,144 shares of beneficial interest issued and outstanding)	$11.65

Class R5
Net asset value, offering price and redemption price per share, ($111,545 ÷ 9,568 shares of beneficial interest issued and outstanding)	$11.66

Class R6
Net asset value, offering price and redemption price per share, ($4,715,407 ÷ 404,831 shares of beneficial interest issued and outstanding)	$11.65

See Notes to Financial Statements.

106

Prudential Day One 2055 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2020

Net Investment Income (Loss)
Affiliated dividend income	$158,033

Expenses
Management fee	838
Distribution fee(a)	2,154
Shareholder servicing fees (including affiliated expense of $2,035)(a)	2,073
Custodian and accounting fees	59,326
Registration fees(a)	35,603
Audit fee	10,267
Legal fees and expenses	8,527
Trustees’ fees	5,438
Shareholders’ reports	4,875
Transfer agent’s fees and expenses (including affiliated expense of $3,595)(a)	3,595
Miscellaneous	6,972

Total expenses	139,668
Less: Fee waiver and/or expense reimbursement(a)	(136,386)

Net expenses	3,282

Net investment income (loss)	154,751

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(50,863)
Net capital gain distributions received	114,219

63,356

Net change in unrealized appreciation (depreciation) on investments	264,849

Net gain (loss) on investment transactions	328,205

Net Increase (Decrease) In Net Assets Resulting From Operations	$482,956

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	40	83	2,031	—	—	—
Shareholder servicing fees	8	34	2,031	—	—	—
Registration fees	5,933	5,934	5,934	5,934	5,934	5,934
Transfer agent’s fees and expenses	40	297	2,805	26	132	295
Fee waiver and/or expense reimbursement	(6,153)	(6,979)	(54,381)	(6,100)	(7,280)	(55,493)

See Notes to Financial Statements.

Prudential Day One Funds	107

Prudential Day One 2055 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2020	Year Ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$154,751	$111,868
Net realized gain (loss) on investment transactions	(50,863)	(193,726)
Net capital gain distributions received	114,219	328,773
Net change in unrealized appreciation (depreciation) on investments	264,849	(92,821)

Net increase (decrease) in net assets resulting from operations	482,956	154,094

Dividends and Distributions
Distributions from distributable earnings
Class R1	(727)	(720)
Class R2	(3,221)	(1,666)
Class R3	(208,411)	(163,072)
Class R4	(658)	(831)
Class R5	(5,946)	(1,643)
Class R6	(222,386)	(170,969)

	(441,349)	(338,901)

Fund share transactions
Net proceeds from shares sold	1,939,736	2,799,993
Net asset value of shares issued in reinvestment of dividends and distributions	441,348	338,901
Cost of shares reacquired	(568,027)	(1,144,621)

Net increase (decrease) in net assets from Fund share transactions	1,813,057	1,994,273

Total increase (decrease)	1,854,664	1,809,466

Net Assets:
Beginning of period	7,514,830	5,705,364

End of period	$9,369,494	$7,514,830

See Notes to Financial Statements.

108

Prudential Day One 2060 Fund

Schedule of Investments (unaudited)

as of January 31, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Global Real Estate Fund (Class R6)	6,176	$152,487
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	12,370	150,413
PGIM QMA Commodity Strategies Fund (Class R6)	10,208	91,769
PGIM QMA Emerging Markets Equity Fund (Class R6)	24,706	270,775
PGIM QMA International Developed Markets Index Fund (Class R6)	57,784	696,299
PGIM QMA Large-Cap Core Equity Fund (Class R6)	47,210	753,006
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	27,146	301,317
PGIM QMA US Broad Market Index Fund (Class R6)	33,238	482,946
PGIM Total Return Bond Fund (Class R6)	8,381	123,543

TOTAL LONG-TERM INVESTMENTS (cost $2,881,204)		3,022,555

SHORT-TERM INVESTMENT 0.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $6,221)	6,221	6,221

TOTAL INVESTMENTS 100.1% (cost $2,887,425)(w)		3,028,776
Liabilities in excess of other assets (0.1)%		(3,245)

NET ASSETS 100.0%		$3,025,531

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying portfolios in which the Portfolio invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	109

Prudential Day One 2060 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

The following is a summary of the inputs used as of January 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds.	$3,028,776	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2020 were as follows:

Large Cap	24.9%
International Developed Markets	23.0
Broad Market	16.0
Mid Cap	10.0
Emerging Markets	8.9
Real Estate	5.0
Small Cap	5.0
Total Return Bond	4.1

Commodity	3.0%
Short Term	0.2

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

110

Prudential Day One 2060 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2020

Assets
Affiliated investments (cost $2,887,425)	$3,028,776
Receivable for Fund shares sold	27,003
Due from Manager	21,870
Receivable for investments sold	3,283
Prepaid expenses	34,927

Total Assets	3,115,859

Liabilities
Custodian and accounting fees payable	38,448
Payable for investments purchased	30,116
Accrued expenses and other liabilities	10,575
Audit fee payable	10,267
Affiliated transfer agent fee payable	492
Distribution fee payable	174
Payable for Fund shares reacquired	172
Affiliated shareholder servicing fees payable	84

Total Liabilities	90,328

Net Assets	$3,025,531

Net assets were comprised of:
Shares of beneficial interest, at par	$255
Paid-in capital in excess of par	2,944,777
Total distributable earnings (loss)	80,499

Net assets, January 31, 2020	$3,025,531

See Notes to Financial Statements.

Prudential Day One Funds	111

Prudential Day One 2060 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2020

Class R1
Net asset value, offering price and redemption price per share, ($13,034 ÷ 1,102 shares of beneficial interest issued and outstanding)	$11.82

Class R2
Net asset value, offering price and redemption price per share, ($629,874 ÷ 53,190 shares of beneficial interest issued and outstanding)	$11.84

Class R3
Net asset value, offering price and redemption price per share, ($461,425 ÷ 38,901 shares of beneficial interest issued and outstanding)	$11.86

Class R4
Net asset value, offering price and redemption price per share, ($13,241 ÷ 1,116 shares of beneficial interest issued and outstanding)	$11.86

Class R5
Net asset value, offering price and redemption price per share, ($87,944 ÷ 7,407 shares of beneficial interest issued and outstanding)	$11.87

Class R6
Net asset value, offering price and redemption price per share, ($1,820,013 ÷ 153,278 shares of beneficial interest issued and outstanding)	$11.87

See Notes to Financial Statements.

112

Prudential Day One 2060 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2020

Net Investment Income (Loss)
Affiliated dividend income	$50,272

Expenses
Management fee	257
Distribution fee(a)	836
Shareholder servicing fees (including affiliated expense of $410)(a)	431
Custodian and accounting fees	59,285
Registration fees(a)	35,603
Audit fee	10,267
Legal fees and expenses	8,526
Trustees’ fees	5,430
Shareholders’ reports	4,425
Transfer agent’s fees and expenses (including affiliated expense of $1,251)(a)	1,251
Miscellaneous	6,788

Total expenses	133,099
Less: Fee waiver and/or expense reimbursement(a)	(132,344)

Net expenses	755

Net investment income (loss)	49,517

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(19,360)
Net capital gain distributions received	33,904

14,544

Net change in unrealized appreciation (depreciation) on investments	83,789

Net gain (loss) on investment transactions	98,333

Net Increase (Decrease) In Net Assets Resulting From Operations	$147,850

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	32	622	182	—	—	—
Shareholder servicing fees	—	249	182	—	—	—
Registration fees	5,933	5,934	5,934	5,934	5,934	5,934
Transfer agent’s fees and expenses	22	439	318	24	121	327
Fee waiver and/or expense reimbursement	(6,420)	(24,534)	(19,593)	(6,430)	(9,081)	(66,286)

See Notes to Financial Statements.

Prudential Day One Funds	113

Prudential Day One 2060 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2020	Year Ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$49,517	$24,188
Net realized gain (loss) on investment transactions	(19,360)	(62,776)
Net capital gain distributions received	33,904	72,543
Net change in unrealized appreciation (depreciation) on investments	83,789	25,847

Net increase (decrease) in net assets resulting from operations	147,850	59,802

Dividends and Distributions
Distributions from distributable earnings
Class R1	(493)	(430)
Class R2	(21,784)	(7,416)
Class R3	(16,672)	(5,954)
Class R4	(527)	(531)
Class R5	(3,345)	(1,369)
Class R6	(69,384)	(41,918)

	(112,205)	(57,618)

Fund share transactions
Net proceeds from shares sold	976,120	1,819,374
Net asset value of shares issued in reinvestment of dividends and distributions	112,205	57,618
Cost of shares reacquired	(281,391)	(405,229)

Net increase (decrease) in net assets from Fund share transactions	806,934	1,471,763

Total increase (decrease)	842,579	1,473,947

Net Assets:
Beginning of period	2,182,952	709,005

End of period	$3,025,531	$2,182,952

See Notes to Financial Statements.

114

Prudential Day One 2065 Fund

Schedule of Investments (unaudited)

as of January 31, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Global Real Estate Fund (Class R6)	260	$6,432
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	522	6,343
PGIM QMA Commodity Strategies Fund (Class R6)	431	3,870
PGIM QMA Emerging Markets Equity Fund (Class R6)	1,042	11,418
PGIM QMA International Developed Markets Index Fund (Class R6)	2,543	30,642
PGIM QMA Large-Cap Core Equity Fund (Class R6)	1,991	31,754
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	1,145	12,706
PGIM QMA US Broad Market Index Fund (Class R6)	1,402	20,366
PGIM Total Return Bond Fund (Class R6)	265	3,903

TOTAL LONG-TERM INVESTMENTS (cost $129,187)		127,434

SHORT-TERM INVESTMENT 0.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $112)	112	112

TOTAL INVESTMENTS 100.0% (cost $129,299)(w)		127,546
Liabilities in excess of other assets (0.0)%		(3)

NET ASSETS 100.0%		$127,543

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	115

Prudential Day One 2065 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

The following is a summary of the inputs used as of January 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$127,546	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2020 were as follows:

Large Cap	24.9%
International Developed Markets	24.0
Broad Market	16.0
Mid Cap	10.0
Emerging Markets	8.9
Real Estate	5.0
Small Cap	5.0
Total Return Bond	3.1
Commodity	3.0
Short Term	0.1

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

116

Prudential Day One 2065 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2020

Assets
Affiliated investments (cost $129,299)	$127,546
Due from Manager	27,048
Receivable for investments sold	380
Receivable for Fund shares sold	114
Prepaid expenses	84,041

Total Assets	239,129

Liabilities
Due to Manager	99,768
Custodian and accounting fees payable	8,034
Accrued expenses and other liabilities	3,146
Payable for investments purchased	465
Affiliated transfer agent fee payable	136
Payable for Fund shares reacquired	29
Distribution fee payable	8

Total Liabilities	111,586

Net Assets	$127,543

Net assets were comprised of:
Shares of beneficial interest, at par	$13
Paid-in capital in excess of par	129,176
Total distributable earnings (loss)	(1,646)

Net assets, January 31, 2020	$127,543

See Notes to Financial Statements.

Prudential Day One Funds	117

Prudential Day One 2065 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2020

Class R1
Net asset value, offering price and redemption price per share, ($ 9,903 ÷ 1,005 shares of beneficial interest issued and outstanding)	$9.86

Class R2
Net asset value, offering price and redemption price per share, ($ 9,906 ÷ 1,005 shares of beneficial interest issued and outstanding)	$9.86

Class R3
Net asset value, offering price and redemption price per share, ($ 9,908 ÷ 1,005 shares of beneficial interest issued and outstanding)	$9.86

Class R4
Net asset value, offering price and redemption price per share, ($ 9,909 ÷ 1,005 shares of beneficial interest issued and outstanding)	$9.86

Class R5
Net asset value, offering price and redemption price per share, ($ 9,911 ÷ 1,005 shares of beneficial interest issued and outstanding)	$9.86

Class R6
Net asset value, offering price and redemption price per share, ($ 78,006 ÷ 7,909 shares of beneficial interest issued and outstanding)	$9.86

See Notes to Financial Statements.

118

Prudential Day One 2065 Fund

Statement of Operations (unaudited)

Period* Ended January 31, 2020

Net Investment Income (Loss)
Affiliated dividend income	$130

Expenses
Management fee	2
Distribution fee(a)	11
Shareholder servicing fees(a)	6
Registration fees(a)	21,593
Custodian and accounting fees	8,352
Audit fee	4,187
Legal fees and expenses	2,257
Shareholders’ reports	1,950
Trustees’ fees	1,293
Transfer agent’s fees and expenses (including affiliated expense of $ 124)(a)	124
Miscellaneous	1,251

Total expenses	41,026
Less: Fee waiver and/or expense reimbursement(a)	(41,008)

Net expenses	18

Net investment income (loss)	112

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(3)
Net capital gain distributions received	285

282

Net change in unrealized appreciation (depreciation) on investments	(1,753)

Net gain (loss) on investment transactions	(1,471)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(1,359)

*	Commencement of operations was December 16, 2019.
(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	7	3	1	—	—	—
Shareholder servicing fees	2	2	1	1	—	—
Registration fees	3,598	3,599	3,599	3,599	3,599	3,599
Transfer agent’s fees and expenses	20	20	21	21	21	21
Fee waiver and/or expense reimbursement	(6,687)	(6,687)	(6,688)	(6,689)	(6,689)	(7,568)

See Notes to Financial Statements.

Prudential Day One Funds	119

Prudential Day One 2065 Fund

Statement of Changes in Net Assets (unaudited)

December 16, 2019* through January 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$112
Net realized gain (loss) on investment transactions	(3)
Net capital gain distributions received	285
Net change in unrealized appreciation (depreciation) on investments	(1,753)

Net increase (decrease) in net assets resulting from operations	(1,359)

Dividends and Distributions
Distributions from distributable earnings
Class R1	(46)
Class R2	(47)
Class R3	(48)
Class R4	(48)
Class R5	(49)
Class R6	(49)

(287)

Fund share transactions
Net proceeds from shares sold	129,097
Net asset value of shares issued in reinvestment of dividends and distributions	287
Cost of shares reacquired	(195)

Net increase (decrease) in net assets from Fund share transactions	129,189

Total increase (decrease)	127,543

Net Assets:
Beginning of period	—

End of period	$127,543

*	Commencement of operations.

See Notes to Financial Statements.

120

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 5 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust currently consists of fifteen funds: Prudential Day One Income Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund, Prudential Day One 2065 Fund, PGIM 60/40 Allocation Fund, PGIM Jennison Diversified Growth Fund and PGIM Jennison Rising Dividend Fund.

These financial statements relate only to the Prudential Day One Income Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund and Prudential Day One 2065 Fund (collectively referred to as the “Day One Funds”).

The investment objective of each of the Day One Funds is to seek a balance between growth and conservation of capital. Each Day One Fund seeks to achieve its objective by investing in a combination of mutual funds in the PGIM mutual fund family (each, an “underlying fund”). Each of the Day One Funds is typically referred to as a “Fund of Funds” because it invests in other mutual funds. The Day One Funds may also invest directly in U.S. Government securities and money market instruments for cash management purposes or when assuming a defensive position.

1. Accounting Policies

The Day One Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services —Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Day One Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Day One Funds hold securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation

Prudential Day One Income Fund	121

Notes to Financial Statements (unaudited) (continued)

Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Day One Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Day One Funds’ foreign investments may change on days when investors cannot purchase or redeem Day One Funds shares.

Various inputs determine how each Day One Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

122

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each of the Day One Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Prudential Day One Income Fund expects to pay dividends from net investment income quarterly. All other Day One Funds expect to pay dividends from net investment income annually. Each Day One Fund declares and pays its net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Day One Funds, has a management agreement with the Manager. Pursuant to this agreement, the Manger has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Day One Funds. The Manager administers the corporate affairs of the Day One Funds and, in connection therewith, furnishes the Day One Funds with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Day One Funds’ custodian, and the Day One Funds’ transfer agent. The Manager is also responsible for the

Prudential Day One Income Fund	123

Notes to Financial Statements (unaudited) (continued)

staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Day One Funds. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Day One Funds, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with QMA LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Day One Funds. In connection therewith, QMA is obligated to keep certain books and records of the Day One Funds. The Manager pays for the services of QMA, the cost of compensation of officers of the Day One Funds, occupancy and certain clerical and bookkeeping costs of the Day One Funds. The Day One Funds bear all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.02% of each of the Day One Funds’ average daily net assets. All amounts paid or payable by the Day One Funds to the Manager, under the agreement, are reflected in the Statement of Operations.

The Manager has contractually agreed, through November 30, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.15% of average daily net assets for Class R1 shares, 0.90% of average daily net assets for Class R2 shares, 0.75% of average daily net assets for Class R3 shares, 0.65% of average daily net assets for Class R4 shares, 0.55% of average daily net assets for Class R5 shares, and 0.40% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Day One Funds, has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares of the Day One Funds. The Day One Funds compensate

124

PIMS for distributing and servicing the Day One Funds’ Class R1, Class R2 and Class R3 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class R4, Class R5 and Class R6 shares of the Day One Funds.

Pursuant to the Distribution Plans, the Day One Funds compensate PIMS for distribution related activities at an annual rate of up to 0.50%, 0.25% and 0.10% of the average daily net assets of the Class R1, Class R2 and Class R3 shares, respectively.

The Day One Funds have adopted a Shareholder Services Plan with respect to Class R1, Class R2, Class R3 and Class R4 shares. Under the terms of the Shareholder Services Plan, each Fund’s Class R1, Class R2, Class R3 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R1, Class R2, Class R3 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the average daily net assets attributable to Class R1, Class R2, Class R3 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

PGIM Investments, PIMS, QMA and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

PMFS serves as the Day One Funds’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Day One Funds may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Day One Funds’ investment in the mentioned underlying fund, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

4. Investments in Affiliated Issuers

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2020, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Prudential Day One Income Fund	$2,243,849	$2,202,529
Prudential Day One 2015 Fund	4,712,329	2,024,717
Prudential Day One 2020 Fund	11,294,841	5,397,634

Prudential Day One Income Fund	125

Notes to Financial Statements (unaudited) (continued)

Fund	Cost of Purchases	Proceeds from Sales
Prudential Day One 2025 Fund	$15,390,044	$7,222,597
Prudential Day One 2030 Fund	13,907,324	8,419,107
Prudential Day One 2035 Fund	9,966,852	4,420,016
Prudential Day One 2040 Fund	7,706,123	3,341,870
Prudential Day One 2045 Fund	5,739,390	2,666,887
Prudential Day One 2050 Fund	4,162,309	1,765,101
Prudential Day One 2055 Fund	2,398,298	759,668
Prudential Day One 2060 Fund	1,149,651	372,726
Prudential Day One 2065 Fund	130,261	1,071

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended January 31, 2020, is presented as follows:

Prudential Day One Income Fund:

Value, Beginning of Period	Cost of Purchases*	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)
$1,400,314	$1,253,173	$264,560	$49,535	$2,857	$2,441,319	234,742	$19,923	$—
PGIM Core Ultra Short Bond Fund
1,098,835	1,395,716	910,404	—	—	1,584,147	1,584,147	10,843	—
PGIM Global Real Estate Fund (Class R6)
592,579	474,335	153,939	(10,681)	2,004	904,298	36,626	22,729	42,834
PGIM Jennison Small-Cap Core Equity Fund (Class R6)
98,355	72,543	24,331	3,044	(964)	148,647	12,224	—	—
PGIM QMA Commodity Strategies Fund (Class R6)
497,899	405,187	103,395	(30,582)	(13,304)	755,805	84,072	5,141	—
PGIM QMA International Developed Markets Index Fund (Class R6)
493,674	363,073	118,805	13,223	(3,069)	748,096	62,083	12,944	—
PGIM QMA Large-Cap Core Equity Fund (Class R6)
1,083,861	810,725	289,955	70,913	(38,280)	1,637,264	102,650	15,641	28,472
PGIM QMA Mid-Cap Core Equity Fund (Class R6)
98,531	74,501	25,157	2,649	(1,632)	148,892	13,414	983	—
PGIM QMA US Broad Market Index Fund (Class R6)
591,206	425,733	159,700	35,383	2,332	894,954	61,594	9,313	670
PGIM TIPS Fund (Class R6)
2,604,862	1,579,314	765,299	82,197	5,043	3,506,117	344,751	18,820	—
PGIM Total Return Bond Fund (Class R6)
1,503,904	1,221,510	297,388	11,600	2,357	2,441,983	165,671	31,360	49,404

126

Prudential Day One Income Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases*	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
$10,064,020	$8,075,810	$3,112,933	$227,281	$(42,656)	$15,211,522		$147,697	$121,380

*	A portion of the amount represents merger activity of the underlying Fund during the reporting period.

Prudential Day One 2015 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)
$1,457,338	$720,938	$197,807	$46,265	$1,281	$2,028,015	195,001	$20,905	$—
PGIM Core Ultra Short Bond Fund
1,074,467	508,360	269,421	—	—	1,313,406	1,313,406	11,230	—
PGIM Global Real Estate Fund (Class R6)
664,422	344,402	126,112	(22,844)	(1,248)	858,620	34,776	29,526	55,680
PGIM Jennison Small-Cap Core Equity Fund (Class R6)
110,296	48,370	21,527	3,951	44	141,134	11,606	—	—
PGIM QMA Commodity Strategies Fund (Class R6)
558,103	279,691	86,797	(27,176)	(6,191)	717,630	79,825	6,657	—
PGIM QMA International Developed Markets Index Fund (Class R6)
664,241	289,056	124,266	25,219	(1,901)	852,349	70,734	20,116	—
PGIM QMA Large-Cap Core Equity Fund (Class R6)
1,436,340	637,174	434,846	93,948	(36,780)	1,695,836	106,322	24,114	43,895
PGIM QMA Mid-Cap Core Equity Fund (Class R6)
220,972	101,910	45,749	6,432	(832)	282,733	25,471	2,564	—
PGIM QMA US Broad Market Index Fund (Class R6)
773,424	326,937	165,848	53,053	3,781	991,347	68,228	14,201	1,022
PGIM TIPS Fund (Class R6)
2,694,764	1,002,340	601,623	86,170	2,664	3,184,315	313,109	21,581	—
PGIM Total Return Bond Fund (Class R6)
1,573,054	961,511	220,142	3,407	465	2,318,295	157,279	35,213	59,934

$11,227,421	$5,220,689	$2,294,138	$268,425	$(38,717)	$14,383,680		$186,107	$160,531

Prudential Day One 2020 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)
$5,247,222	$1,230,264	$457,181	$153,025	$1,122	$6,174,452	593,697	$72,055	$—

Prudential Day One Income Fund	127

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2020 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Core Ultra Short Bond Fund
$3,565,581	$1,148,697	$565,386	$—	$—	$4,148,892	4,148,892	$38,023	$—
PGIM Global Real Estate Fund (Class R6)
2,591,816	791,246	247,314	(82,422)	(3,797)	3,049,529	123,513	111,122	210,092
PGIM Jennison Small-Cap Core Equity Fund (Class R6)
430,250	101,293	45,690	16,578	(1,046)	501,385	41,232	—	—
PGIM QMA Commodity Strategies Fund (Class R6)
2,177,060	691,697	202,900	(96,380)	(20,565)	2,548,912	283,527	25,077	—
PGIM QMA International Developed Markets Index Fund (Class R6)
3,022,939	759,247	362,434	121,514	(9,386)	3,531,880	293,102	88,401	—
PGIM QMA Large-Cap Core Equity Fund (Class R6)
7,326,975	1,781,772	1,370,921	417,243	(122,924)	8,032,145	503,583	124,914	215,730
PGIM QMA Mid-Cap Core Equity Fund (Class R6)
861,979	221,032	102,303	28,692	(5,004)	1,004,396	90,486	9,637	—
PGIM QMA US Broad Market Index Fund (Class R6)
3,448,034	733,325	410,566	250,536	3,208	4,024,537	276,981	61,076	4,394
PGIM TIPS Fund (Class R6)
9,635,105	2,042,253	1,693,848	295,141	3,139	10,281,790	1,010,992	75,372	—
PGIM Total Return Bond Fund (Class R6)
5,259,229	2,942,712	504,477	26,394	(3,797)	7,720,061	523,749	109,684	193,815

$43,566,190	$12,443,538	$5,963,020	$1,130,321	$(159,050)	$51,017,979		$715,361	$624,031

Prudential Day One 2025 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)
$4,502,908	$1,281,507	$483,183	$135,338	$(192)	$5,436,378	522,729	$62,607	$—
PGIM Core Ultra Short Bond Fund
3,568,123	2,186,519	1,488,590	—	—	4,266,052	4,266,052	38,846	—
PGIM Global Real Estate Fund (Class R6)
2,965,474	1,156,938	449,563	(86,065)	(6,833)	3,579,951	144,996	127,183	240,579
PGIM Jennison Small-Cap Core Equity Fund (Class R6)
492,281	146,503	67,532	18,629	(1,275)	588,606	48,405	—	—

128

Prudential Day One 2025 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM QMA Commodity Strategies Fund (Class R6)
$2,490,905	$943,405	$299,772	$(112,319)	$(29,961)	$2,992,258	332,843	$28,481	$—
PGIM QMA International Developed Markets Index Fund (Class R6)
4,446,994	1,384,529	663,797	178,011	(14,861)	5,330,876	442,396	129,085	—
PGIM QMA Large-Cap Core Equity Fund (Class R6)
9,369,575	2,965,220	2,104,356	580,248	(202,629)	10,608,058	665,082	157,597	274,038
PGIM QMA Mid-Cap Core Equity Fund (Class R6)
986,256	312,060	146,580	31,058	(3,675)	1,179,119	106,227	10,953	—
PGIM QMA US Broad Market Index Fund (Class R6)
4,438,279	1,302,418	753,595	317,542	10,550	5,315,194	365,808	78,100	5,618
PGIM TIPS Fund (Class R6)
10,022,369	2,618,724	1,499,013	325,616	(1,120)	11,466,576	1,127,490	78,926	—
PGIM Total Return Bond Fund (Class R6)
6,519,125	3,278,740	755,206	25,223	(4,869)	9,063,013	614,858	135,065	238,735

$49,802,289	$17,576,563	$8,711,187	$1,413,281	$(254,865)	$59,826,081		$846,843	$758,970

Prudential Day One 2030 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)
$3,126,340	$854,741	$430,331	$91,362	$120	$3,642,232	350,215	$42,962	$—
PGIM Core Ultra Short Bond Fund
2,297,551	1,045,285	694,565	—	—	2,648,271	2,648,271	24,518	—
PGIM Global Real Estate Fund (Class R6)
2,647,207	927,415	404,572	(77,650)	(8,866)	3,083,534	124,890	112,354	212,269
PGIM Jennison Small-Cap Core Equity Fund (Class R6)
439,450	624,937	58,353	8,997	(1,117)	1,013,914	83,381	—	—
PGIM QMA Commodity Strategies Fund (Class R6)
1,778,830	583,359	202,442	(78,345)	(19,509)	2,061,893	229,354	20,410	—
PGIM QMA Emerging Markets Equity Fund (Class R6)
441,327	669,442	55,346	(36,429)	(4,957)	1,014,037	92,522	10,296	—
PGIM QMA International Developed Markets Index Fund (Class R6)
4,851,897	1,240,601	659,519	191,925	(13,042)	5,611,862	465,715	141,319	—
PGIM QMA Large-Cap Core Equity Fund (Class R6)
11,445,508	2,880,251	3,635,619	726,597	(249,784)	11,166,953	700,122	187,438	333,487
PGIM QMA Mid-Cap Core Equity Fund (Class R6)
1,320,616	345,173	178,787	42,940	(6,597)	1,523,345	137,238	14,610	—

Prudential Day One Income Fund	129

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2030 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM QMA US Broad Market Index Fund (Class R6)
$5,722,830	$1,276,593	$1,318,188	$374,465	$48,240	$6,103,940	420,092	$100,330	$7,217
PGIM TIPS Fund (Class R6)
5,367,956	1,968,896	767,825	187,425	1,516	6,757,968	664,500	41,921	—
PGIM Total Return Bond Fund (Class R6)
4,924,079	2,535,916	708,125	17,734	(3,644)	6,765,960	459,020	101,090	179,537

$44,363,591	$14,952,609	$9,113,672	$1,449,021	$(257,640)	$51,393,909		$797,248	$732,510

Prudential Day One 2035 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)
$1,567,404	$512,728	$213,208	$46,571	$517	$1,914,012	184,040	$21,909	$—
PGIM Core Ultra Short Bond Fund
705,908	929,602	834,515	—	—	800,995	800,995	7,298	—
PGIM Global Real Estate Fund (Class R6)
1,548,433	611,643	212,335	(48,605)	(8,649)	1,890,487	76,569	68,611	130,133
PGIM Jennison Small-Cap Core Equity Fund (Class R6)
616,924	168,781	63,121	24,194	(860)	745,918	61,342	—	—
PGIM QMA Commodity Strategies Fund (Class R6)
1,248,557	463,103	123,522	(61,432)	(9,746)	1,516,960	168,739	14,843	—
PGIM QMA Emerging Markets Equity Fund (Class R6)
929,323	333,207	127,948	(9,360)	(6,222)	1,119,000	102,099	22,497	—
PGIM QMA International Developed Markets Index Fund (Class R6)
4,024,836	1,154,881	445,842	156,645	(11,255)	4,879,265	404,918	121,455	—
PGIM QMA Large-Cap Core Equity Fund (Class R6)
8,960,835	2,524,482	1,769,035	540,140	(173,943)	10,082,479	632,130	150,907	270,916
PGIM QMA Mid-Cap Core Equity Fund (Class R6)
1,235,963	360,098	135,578	41,043	(7,260)	1,494,266	134,619	14,189	—
PGIM QMA US Broad Market Index Fund (Class R6)
4,943,975	1,250,931	578,580	370,038	1,101	5,987,465	412,076	89,930	6,469
PGIM TIPS Fund (Class R6)
2,511,828	1,185,460	348,844	93,288	435	3,442,167	338,463	20,043	—

130

Prudential Day One 2035 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Total Return Bond Fund (Class R6)
$2,827,782	$1,401,538	$402,003	$4,128	$(2,415)	$3,829,030	259,771	$58,445	$107,601

$31,121,768	$10,896,454	$5,254,531	$1,156,650	$(218,297)	$37,702,044		$590,127	$515,119

Prudential Day One 2040 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)
$1,121,064	$315,038	$128,729	$32,833	$678	$1,340,884	128,931	$15,420	$—
PGIM Core Ultra Short Bond Fund
361,557	341,645	337,903	—	—	365,299	365,299	3,410	—
PGIM Global Real Estate Fund (Class R6)
1,384,424	475,890	154,859	(43,513)	(6,505)	1,655,437	67,049	60,322	114,389
PGIM Jennison Small-Cap Core Equity Fund (Class R6)
827,376	179,984	57,886	31,637	(1,365)	979,746	80,571	—	—
PGIM QMA Commodity Strategies Fund (Class R6)
1,116,304	358,742	83,144	(54,531)	(9,012)	1,328,359	147,760	13,053	—
PGIM QMA Emerging Markets Equity Fund (Class R6)
1,107,852	635,599	68,811	(30,126)	(11,415)	1,633,099	149,005	26,511	—
PGIM QMA International Developed Markets Index Fund (Class R6)
4,152,148	946,543	314,030	156,842	(11,611)	4,929,892	409,120	123,243	—
PGIM QMA Large-Cap Core Equity Fund (Class R6)
8,011,761	1,780,237	1,609,621	438,791	(119,409)	8,501,759	533,026	132,879	239,572
PGIM QMA Mid-Cap Core Equity Fund (Class R6)
1,657,584	724,768	124,902	38,833	(6,477)	2,289,806	206,289	18,821	—
PGIM QMA US Broad Market Index Fund (Class R6)
4,420,340	869,050	370,353	322,857	1,060	5,242,954	360,836	79,483	5,718
PGIM TIPS Fund (Class R6)
1,403,541	718,119	166,841	54,102	577	2,009,498	197,591	11,038	—
PGIM Total Return Bond Fund (Class R6)
2,247,236	702,153	262,694	(4,074)	(134)	2,682,487	181,987	44,786	84,052

$27,811,187	$8,047,768	$3,679,773	$943,651	$(163,613)	$32,959,220		$528,966	$443,731

Prudential Day One Income Fund	131

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2045 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)
$532,276	$184,999	$88,112	$15,842	$402	$645,407	62,058	$7,267	$—
PGIM Core Ultra Short Bond Fund
73,551	201,804	254,458	—	—	20,897	20,897	244	—
PGIM Global Real Estate Fund (Class R6)
876,411	368,734	151,648	(27,861)	(3,189)	1,062,447	43,031	38,086	72,313
PGIM Jennison Small-Cap Core Equity Fund (Class R6)
523,769	349,102	49,206	15,721	(994)	838,392	68,947	—	—
PGIM QMA Commodity Strategies Fund (Class R6)
530,010	198,848	58,563	(26,957)	(3,942)	639,396	71,123	6,048	—
PGIM QMA Emerging Markets Equity Fund (Class R6)
876,657	505,342	93,434	(17,223)	(13,618)	1,257,724	114,756	20,478	—
PGIM QMA International Developed Markets Index Fund (Class R6)
3,154,221	858,066	321,612	118,027	(11,945)	3,796,757	315,084	91,362	—
PGIM QMA Large-Cap Core Equity Fund (Class R6)
5,071,837	1,347,550	1,160,628	315,145	(117,536)	5,456,368	342,092	81,279	147,954
PGIM QMA Mid-Cap Core Equity Fund (Class R6)
1,224,221	555,923	123,127	29,494	(6,993)	1,679,518	151,308	13,561	—
PGIM QMA US Broad Market Index Fund (Class R6)
2,973,185	711,635	323,108	211,719	1,764	3,575,195	246,056	52,185	3,754
PGIM TIPS Fund (Class R6)
355,411	119,067	56,783	11,974	222	429,891	42,271	2,755	—
PGIM Total Return Bond Fund (Class R6)
1,422,640	540,124	240,666	(883)	321	1,721,536	116,794	28,665	51,941

$17,614,189	$5,941,194	$2,921,345	$644,998	$(155,508)	$21,123,528		$341,930	$275,962

Prudential Day One 2050 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)
$221,897	$93,918	$42,883	$6,939	$3	$279,874	26,911	$3,236	$—
PGIM Core Ultra Short Bond Fund
71,734	436,935	495,120	—	—	13,549	13,549	377	—

132

Prudential Day One 2050 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Global Real Estate Fund (Class R6)
$548,061	$277,127	$113,365	$(17,231)	$(3,528)	$691,064	27,990	$25,148	$47,658
PGIM Jennison Small-Cap Core Equity Fund (Class R6)
436,716	138,902	48,861	19,080	(443)	545,394	44,851	2,392	30,817
PGIM QMA Commodity Strategies Fund (Class R6)
331,441	151,425	47,393	(15,898)	(3,663)	415,912	46,264	4,075	—
PGIM QMA Emerging Markets Equity Fund (Class R6)
657,853	391,147	76,647	(11,501)	(6,152)	954,700	87,108	17,007	—
PGIM QMA International Developed Markets Index Fund (Class R6)
2,082,052	698,289	255,246	87,564	(5,505)	2,607,154	216,361	65,202	—
PGIM QMA Large-Cap Core Equity Fund (Class R6)
3,062,294	1,004,898	651,850	186,549	(52,465)	3,549,426	222,535	54,296	98,837
PGIM QMA Mid-Cap Core Equity Fund (Class R6)
874,925	436,489	104,537	25,645	(3,473)	1,229,049	110,725	10,723	—
PGIM QMA US Broad Market Index Fund (Class R6)
1,859,275	567,718	249,783	147,283	1,208	2,325,701	160,062	36,115	2,598
PGIM TIPS Fund (Class R6)
111,122	45,540	20,810	3,945	11	139,808	13,747	931	—
PGIM Total Return Bond Fund (Class R6)
778,403	356,856	153,726	(1,029)	(679)	979,825	66,474	13,953	—

$11,035,773	$4,599,244	$2,260,221	$431,346	$(74,686)	$13,731,456		$233,455	$179,910

Prudential Day One 2055 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Core Ultra Short Bond Fund
$70,317	$99,846	$159,056	$—	$—	$11,107	11,107	$248	$—
PGIM Global Real Estate Fund (Class R6)
375,545	154,623	44,048	(12,360)	(1,816)	471,944	19,115	16,840	31,941
PGIM Jennison Small-Cap Core Equity Fund (Class R6)
374,061	103,719	26,595	14,863	(492)	465,556	38,286	—	—
PGIM QMA Commodity Strategies Fund (Class R6)
227,112	88,197	17,397	(12,682)	(1,210)	284,020	31,593	2,761	—
PGIM QMA Emerging Markets Equity Fund (Class R6)
601,042	208,239	52,587	(6,051)	(5,665)	744,978	67,972	14,958	—
PGIM QMA International Developed Markets Index Fund (Class R6)
1,576,863	428,753	91,734	57,696	(3,872)	1,967,706	163,295	48,743	—

Prudential Day One Income Fund	133

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2055 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM QMA Large-Cap Core Equity Fund (Class R6)
$2,023,417	$564,028	$337,425	$116,488	$(35,833)	$2,330,675	146,124	$34,550	$62,892
PGIM QMA Mid-Cap Core Equity Fund (Class R6)
674,464	280,104	36,027	15,989	(1,906)	932,624	84,020	7,960	—
PGIM QMA US Broad Market Index Fund (Class R6)
1,199,078	302,476	96,481	89,726	(18)	1,494,781	102,876	22,421	1,613
PGIM Total Return Bond Fund (Class R6)
457,208	268,159	57,374	1,180	(51)	669,122	45,395	9,552	17,773

$7,579,107	$2,498,144	$918,724	$264,849	$(50,863)	$9,372,513		$158,033	$114,219

Prudential Day One 2060 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Core Ultra Short Bond Fund
$65,957	$107,054	$166,790	$—	$—	$6,221	6,221	$230	$—
PGIM Global Real Estate Fund (Class R6)
109,141	72,165	24,197	(3,887)	(735)	152,487	6,176	5,296	10,084
PGIM Jennison Small-Cap Core Equity Fund (Class R6)
108,711	50,411	13,268	5,145	(586)	150,413	12,370	—	—
PGIM QMA Commodity Strategies Fund (Class R6)
66,003	39,958	9,670	(3,823)	(699)	91,769	10,208	870	—
PGIM QMA Emerging Markets Equity Fund (Class R6)
174,675	121,370	19,548	(4,735)	(987)	270,775	24,706	4,706	—
PGIM QMA International Developed Markets Index Fund (Class R6)
501,913	232,149	54,749	18,394	(1,408)	696,299	57,784	16,817	—
PGIM QMA Large-Cap Core Equity Fund (Class R6)
609,831	282,770	165,112	39,365	(13,848)	753,006	47,210	11,268	20,512
PGIM QMA Mid-Cap Core Equity Fund (Class R6)
196,014	123,373	22,224	5,290	(1,136)	301,317	27,146	2,504	—
PGIM QMA US Broad Market Index Fund (Class R6)
348,480	155,803	48,915	27,447	131	482,946	33,238	7,058	508
PGIM Total Return Bond Fund (Class R6)
66,433	71,652	15,043	593	(92)	123,543	8,381	1,523	2,800

134

Prudential Day One 2060 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
$2,247,158	$1,256,705	$539,516	$83,789	$(19,360)	$3,028,776		$50,272	$33,904

Prudential Day One 2065 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Core Ultra Short Bond Fund
$—	$60,181	$60,069	$—	$—	$112	112	$3	$—
PGIM Global Real Estate Fund (Class R6)
—	6,774	143	(188)	(11)	6,432	260	109	225
PGIM Jennison Small-Cap Core Equity Fund (Class R6)
—	6,440	77	(21)	1	6,343	522	—	—
PGIM QMA Commodity Strategies Fund (Class R6)
—	4,049	16	(163)	—	3,870	431	—	—
PGIM QMA Emerging Markets Equity Fund (Class R6)
—	11,988	90	(481)	1	11,418	1,042	—	—
PGIM QMA International Developed Markets Index Fund (Class R6)
—	31,292	43	(606)	(1)	30,642	2,543	—	—
PGIM QMA Large-Cap Core Equity Fund (Class R6)
—	32,203	361	(91)	3	31,754	1,991	—	—
PGIM QMA Mid-Cap Core Equity Fund (Class R6)
—	12,944	18	(220)	—	12,706	1,145	—	—
PGIM QMA US Broad Market Index Fund (Class R6)
—	20,609	280	32	5	20,366	1,402	—	—
PGIM Total Return Bond Fund (Class R6)
—	3,962	43	(15)	(1)	3,903	265	18	60

$—	$190,442	$61,140	$(1,753)	$(3)	$127,546		$130	$285

5. Tax Information

The United States federal income tax basis of the Day One Funds’ investments and the net unrealized appreciation (depreciation) as of January 31, 2020 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Prudential Day One Income Fund	$14,670,835	$598,862	$(58,175)	$540,687

Prudential Day One Income Fund	135

Notes to Financial Statements (unaudited) (continued)

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Prudential Day One 2015 Fund	$14,022,268	$409,673	$(48,261)	$361,412
Prudential Day One 2020 Fund	49,554,304	1,670,462	(206,787)	1,463,675
Prudential Day One 2025 Fund	58,168,298	1,885,356	(227,573)	1,657,783
Prudential Day One 2030 Fund	49,712,684	1,887,514	(206,289)	1,681,225
Prudential Day One 2035 Fund	36,585,042	1,251,188	(134,186)	1,117,002
Prudential Day One 2040 Fund	31,843,140	1,296,439	(180,359)	1,116,080
Prudential Day One 2045 Fund	20,497,704	716,574	(90,750)	625,824
Prudential Day One 2050 Fund	13,251,493	531,636	(51,673)	479,963
Prudential Day One 2055 Fund	9,157,892	261,453	(46,832)	214,621
Prudential Day One 2060 Fund	2,957,445	82,905	(11,574)	71,331
Prudential Day One 2065 Fund	129,299	32	(1,785)	(1,753)

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Day One Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Day One Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Day One Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2019 are subject to such review.

6. Capital and Ownership

The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Day One Funds, at $0.001 par value per share. The Day One Funds offer Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares.

Under certain circumstances, an exchange may be made from specified share classes of the Day One Funds to one or more other share classes of the Day One Funds as presented in the table of transactions in shares of beneficial interest.

136

As of January 31, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Day One Funds as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Prudential Day One Income Fund—Class R1	2,171	99%
Prudential Day One Income Fund—Class R2	122,758	100
Prudential Day One Income Fund—Class R3	144,651	90
Prudential Day One Income Fund—Class R4	2,204	98
Prudential Day One Income Fund—Class R5	77,950	94
Prudential Day One Income Fund—Class R6	616,820	60
Prudential Day One 2015 Fund—Class R1	1,086	100
Prudential Day One 2015 Fund—Class R2	1,093	30
Prudential Day One 2015 Fund—Class R3	1,099	100
Prudential Day One 2015 Fund—Class R4	1,102	100
Prudential Day One 2015 Fund—Class R5	20,961	100
Prudential Day One 2015 Fund—Class R6	1,023,320	80
Prudential Day One 2020 Fund—Class R1	1,079	100
Prudential Day One 2020 Fund—Class R2	329,794	98
Prudential Day One 2020 Fund—Class R3	29,018	25
Prudential Day One 2020 Fund—Class R4	1,095	100
Prudential Day One 2020 Fund—Class R5	360,612	100
Prudential Day One 2020 Fund—Class R6	2,633,765	70
Prudential Day One 2025 Fund—Class R1	1,093	100
Prudential Day One 2025 Fund—Class R2	1,101	4
Prudential Day One 2025 Fund—Class R3	692,611	94
Prudential Day One 2025 Fund—Class R4	1,109	100
Prudential Day One 2025 Fund—Class R5	25,382	97
Prudential Day One 2025 Fund—Class R6	2,752,265	61
Prudential Day One 2030 Fund—Class R1	1,100	32
Prudential Day One 2030 Fund—Class R2	393,824	98
Prudential Day One 2030 Fund—Class R3	96,400	57
Prudential Day One 2030 Fund—Class R4	1,117	100
Prudential Day One 2030 Fund—Class R5	261,404	96
Prudential Day One 2030 Fund—Class R6	2,658,663	74
Prudential Day One 2035 Fund—Class R1	1,110	51
Prudential Day One 2035 Fund—Class R2	1,119	3
Prudential Day One 2035 Fund—Class R3	607,304	99
Prudential Day One 2035 Fund—Class R4	1,127	100
Prudential Day One 2035 Fund—Class R5	8,301	75
Prudential Day One 2035 Fund—Class R6	1,481,255	57
Prudential Day One 2040 Fund—Class R1	1,107	69
Prudential Day One 2040 Fund—Class R2	257,358	97
Prudential Day One 2040 Fund—Class R3	132,568	83
Prudential Day One 2040 Fund—Class R4	1,123	100
Prudential Day One 2040 Fund—Class R5	535,126	100
Prudential Day One 2040 Fund—Class R6	1,122,504	61
Prudential Day One 2045 Fund—Class R1	1,126	91
Prudential Day One 2045 Fund—Class R2	1,134	7
Prudential Day One 2045 Fund—Class R3	723,292	99
Prudential Day One 2045 Fund—Class R4	1,144	35
Prudential Day One 2045 Fund—Class R5	17,051	67
Prudential Day One 2045 Fund—Class R6	591,085	56
Prudential Day One 2050 Fund—Class R1	1,107	36
Prudential Day One 2050 Fund—Class R2	214,342	93
Prudential Day One 2050 Fund—Class R3	140,400	97

Prudential Day One Income Fund	137

Notes to Financial Statements (unaudited) (continued)

Fund	Number of Shares	Percentage of Outstanding Shares
Prudential Day One 2050 Fund—Class R4	1,123	100%
Prudential Day One 2050 Fund—Class R5	61,459	99
Prudential Day One 2050 Fund—Class R6	452,825	63
Prudential Day One 2055 Fund—Class R1	1,127	81
Prudential Day One 2055 Fund—Class R2	1,135	19
Prudential Day One 2055 Fund—Class R3	377,221	99
Prudential Day One 2055 Fund—Class R4	1,144	100
Prudential Day One 2055 Fund—Class R5	8,822	92
Prudential Day One 2055 Fund—Class R6	169,908	42
Prudential Day One 2060 Fund—Class R1	1,102	100
Prudential Day One 2060 Fund—Class R2	49,091	92
Prudential Day One 2060 Fund—Class R3	37,554	97
Prudential Day One 2060 Fund—Class R4	1,116	100
Prudential Day One 2060 Fund—Class R5	6,582	89
Prudential Day One 2060 Fund—Class R6	99,645	65
Prudential Day One 2065 Fund—Class R1	1,005	100
Prudential Day One 2065 Fund—Class R2	1,005	100
Prudential Day One 2065 Fund—Class R3	1,005	100
Prudential Day One 2065 Fund—Class R4	1,005	100
Prudential Day One 2065 Fund—Class R5	1,005	100
Prudential Day One 2065 Fund—Class R6	7,909	100

At reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

	Affiliated		Unaffiliated
Fund	Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
Prudential Day One Income Fund	6	65%	1	19%
Prudential Day One 2015 Fund	2	78	2	14
Prudential Day One 2020 Fund	4	69	2	19
Prudential Day One 2025 Fund	3	59	2	24
Prudential Day One 2030 Fund	4	71	2	15
Prudential Day One 2035 Fund	4	63	3	24
Prudential Day One 2040 Fund	4	66	2	17
Prudential Day One 2045 Fund	4	69	3	19
Prudential Day One 2050 Fund	5	69	2	13
Prudential Day One 2055 Fund	4	68	2	20
Prudential Day One 2060 Fund	4	71	2	14
Prudential Day One 2065 Fund	2	100	—	—

Transactions in shares of beneficial interest were as follows:

138

Prudential Day One Income Fund:

Class R1	Shares	Amount
Six months ended January 31, 2020:
Shares sold	2	$10
Shares issued in reinvestment of dividends and distributions	32	350
Shares issued in merger	1,107	11,991

Net increase (decrease) in shares outstanding	1,141	$12,351

Year ended July 31, 2019:
Shares issued in reinvestment of dividends and distributions	32	$319

Net increase (decrease) in shares outstanding	32	$319

Class R2
Six months ended January 31, 2020:
Shares sold	19,720	$213,862
Shares issued in reinvestment of dividends and distributions	3,799	40,963
Shares issued in merger	1,099	11,903
Shares reacquired	(27,006)	(294,243)

Net increase (decrease) in shares outstanding	(2,388)	$(27,515)

Year ended July 31, 2019:
Shares sold	54,635	$566,496
Shares issued in reinvestment of dividends and distributions	2,997	30,436
Shares reacquired	(11,850)	(123,971)

Net increase (decrease) in shares outstanding	45,782	$472,961

Class R3
Six months ended January 31, 2020:
Shares sold	13,440	$145,877
Shares issued in reinvestment of dividends and distributions	4,689	50,571
Shares issued in merger	15,181	164,412
Shares reacquired	(21,872)	(236,134)

Net increase (decrease) in shares outstanding	11,438	$124,726

Year ended July 31, 2019:
Shares sold	35,885	$376,559
Shares issued in reinvestment of dividends and distributions	4,479	45,501
Shares reacquired	(23,988)	(251,096)

Net increase (decrease) in shares outstanding	16,376	$170,964

Class R4
Six months ended January 31, 2020:
Shares issued in reinvestment of dividends and distributions	38	$407
Shares issued in merger	1,106	11,974
Shares reacquired	(34)	(363)

Net increase (decrease) in shares outstanding	1,110	$12,018

Year ended July 31, 2019:
Shares sold	11	$116
Shares issued in reinvestment of dividends and distributions	47	475
Shares reacquired	(588)	(6,120)

Net increase (decrease) in shares outstanding	(530)	$(5,529)

Prudential Day One Income Fund	139

Notes to Financial Statements (unaudited) (continued)

Prudential Day One Income Fund (cont’d.):

Class R5	Shares	Amount
Six months ended January 31, 2020:
Shares sold	598	$6,245
Shares issued in reinvestment of dividends and distributions	214	2,305
Shares issued in merger	77,225	836,350
Shares reacquired	(975)	(10,618)

Net increase (decrease) in shares outstanding	77,062	$834,282

Year ended July 31, 2019:
Shares sold	4,945	$50,710
Shares issued in reinvestment of dividends and distributions	188	1,892
Shares reacquired	(63)	(673)

Net increase (decrease) in shares outstanding	5,070	$51,929

Class R6
Six months ended January 31, 2020:
Shares sold	116,054	$1,262,785
Shares issued in reinvestment of dividends and distributions	22,348	241,257
Shares issued in merger	359,275	3,894,544
Shares reacquired	(117,897)	(1,278,333)

Net increase (decrease) in shares outstanding	379,780	$4,120,253

Year ended July 31, 2019:
Shares sold	478,548	$5,033,725
Shares issued in reinvestment of dividends and distributions	22,889	231,941
Shares reacquired	(188,965)	(1,975,188)

Net increase (decrease) in shares outstanding	312,472	$3,290,478

Prudential Day One 2015 Fund:
Class R1	Shares	Amount
Six months ended January 31, 2020:
Shares issued in reinvestment of dividends and distributions	39	$427

Net increase (decrease) in shares outstanding	39	$427

Year ended July 31, 2019:
Shares issued in reinvestment of dividends and distributions	38	$369

Net increase (decrease) in shares outstanding	38	$369

Class R2
Six months ended January 31, 2020:
Shares sold	2,469	$27,069
Shares issued in reinvestment of dividends and distributions	138	1,508
Shares reacquired	(2)	(25)

Net increase (decrease) in shares outstanding	2,605	$28,552

Year ended July 31, 2019:
Shares sold	1,227	$13,410
Shares issued in reinvestment of dividends and distributions	40	397
Shares reacquired	(1,213)	(13,272)

Net increase (decrease) in shares outstanding	54	$535

140

Prudential Day One 2015 Fund (cont’d.):

Class R3	Shares	Amount
Six months ended January 31, 2020:
Shares issued in reinvestment of dividends and distributions	44	$476

Net increase (decrease) in shares outstanding	44	$476

Year ended July 31, 2019:
Shares issued in reinvestment of dividends and distributions	42	$414

Net increase (decrease) in shares outstanding	42	$414

Class R4
Six months ended January 31, 2020:
Shares issued in reinvestment of dividends and distributions	45	$491

Net increase (decrease) in shares outstanding	45	$491

Year ended July 31, 2019:
Shares sold	213	$2,331
Shares issued in reinvestment of dividends and distributions	322	3,183
Shares reacquired	(6,883)	(69,990)

Net increase (decrease) in shares outstanding	(6,348)	$(64,476)

Class R5
Six months ended January 31, 2020:
Shares sold	17,107	$188,341
Shares issued in reinvestment of dividends and distributions	205	2,248

Net increase (decrease) in shares outstanding	17,312	$190,589

Year ended July 31, 2019:
Shares sold	1,890	$20,134
Shares issued in reinvestment of dividends and distributions	99	986
Shares reacquired	(10)	(98)

Net increase (decrease) in shares outstanding	1,979	$21,022

Class R6
Six months ended January 31, 2020:
Shares sold	376,495	$4,166,784
Shares issued in reinvestment of dividends and distributions	49,782	544,114
Shares reacquired	(157,791)	(1,746,811)

Net increase (decrease) in shares outstanding	268,486	$2,964,087

Year ended July 31, 2019:
Shares sold	382,922	$4,070,069
Shares issued in reinvestment of dividends and distributions	39,069	386,786
Shares reacquired	(195,383)	(2,078,820)

Net increase (decrease) in shares outstanding	226,608	$2,378,035

Prudential Day One 2020 Fund:
Class R1	Shares	Amount
Six months ended January 31, 2020:
Shares issued in reinvestment of dividends and distributions	39	$436

Net increase (decrease) in shares outstanding	39	$436

Year ended July 31, 2019:
Shares issued in reinvestment of dividends and distributions	31	$310

Net increase (decrease) in shares outstanding	31	$310

Prudential Day One Income Fund	141

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2020 Fund (cont’d.):

Class R2	Shares	Amount
Six months ended January 31, 2020:
Shares sold	38,950	$436,202
Shares issued in reinvestment of dividends and distributions	12,874	143,677
Shares reacquired	(25,811)	(290,330)

Net increase (decrease) in shares outstanding	26,013	$289,549

Year ended July 31, 2019:
Shares sold	128,249	$1,403,467
Shares issued in reinvestment of dividends and distributions	7,331	73,312
Shares reacquired	(37,446)	(398,027)

Net increase (decrease) in shares outstanding	98,134	$1,078,752

Class R3
Six months ended January 31, 2020:
Shares sold	26,502	$296,035
Shares issued in reinvestment of dividends and distributions	4,802	53,639
Shares reacquired	(10,111)	(112,992)

Net increase (decrease) in shares outstanding	21,193	$236,682

Year ended July 31, 2019:
Shares sold	33,515	$359,569
Shares issued in reinvestment of dividends and distributions	3,968	39,718
Shares reacquired	(44,107)	(453,132)

Net increase (decrease) in shares outstanding	(6,624)	$(53,845)

Class R4
Six months ended January 31, 2020:
Shares issued in reinvestment of dividends and distributions	45	$498

Net increase (decrease) in shares outstanding	45	$498

Year ended July 31, 2019:
Shares sold	222	$2,461
Shares issued in reinvestment of dividends and distributions	204	2,046
Shares reacquired	(4,864)	(51,248)

Net increase (decrease) in shares outstanding	(4,438)	$(46,741)

Class R5
Six months ended January 31, 2020:
Shares sold	6,126	$69,024
Shares issued in reinvestment of dividends and distributions	15,276	170,633
Shares reacquired	(16,533)	(187,274)

Net increase (decrease) in shares outstanding	4,869	$52,383

Year ended July 31, 2019:
Shares sold	73,314	$787,450
Shares issued in reinvestment of dividends and distributions	13,104	131,171
Shares reacquired	(57,361)	(623,743)

Net increase (decrease) in shares outstanding	29,057	$294,878

142

Prudential Day One 2020 Fund (cont’d.):

Class R6	Shares	Amount
Six months ended January 31, 2020:
Shares sold	693,648	$7,796,319
Shares issued in reinvestment of dividends and distributions	152,293	1,695,016
Shares reacquired	(251,358)	(2,821,003)

Net increase (decrease) in shares outstanding	594,583	$6,670,332

Year ended July 31, 2019:
Shares sold	1,649,067	$17,902,185
Shares issued in reinvestment of dividends and distributions	105,931	1,057,196
Shares reacquired	(688,749)	(7,392,849)

Net increase (decrease) in shares outstanding	1,066,249	$11,566,532

Prudential Day One 2025 Fund:
Class R1	Shares	Amount
Six months ended January 31, 2020:
Shares sold	334	$3,836
Shares issued in reinvestment of dividends and distributions	45	505
Shares reacquired	(59,566)	(668,933)

Net increase (decrease) in shares outstanding	(59,187)	$(664,592)

Year ended July 31, 2019:
Shares sold	3,161	$34,601
Shares issued in reinvestment of dividends and distributions	2,135	21,333
Shares reacquired	(5,812)	(64,805)

Net increase (decrease) in shares outstanding	(516)	$(8,871)

Class R2
Six months ended January 31, 2020:
Shares sold	17,664	$200,079
Shares issued in reinvestment of dividends and distributions	528	5,909
Shares reacquired	(12)	(141)

Net increase (decrease) in shares outstanding	18,180	$205,847

Year ended July 31, 2019:
Shares sold	10,349	$113,287
Shares issued in reinvestment of dividends and distributions	68	675
Shares reacquired	(1,188)	(13,358)

Net increase (decrease) in shares outstanding	9,229	$100,604

Class R3
Six months ended January 31, 2020:
Shares sold	74,247	$841,509
Shares issued in reinvestment of dividends and distributions	32,659	365,778
Shares reacquired	(66,418)	(746,486)

Net increase (decrease) in shares outstanding	40,488	$460,801

Year ended July 31, 2019:
Shares sold	207,276	$2,263,057
Shares issued in reinvestment of dividends and distributions	25,677	256,516
Shares reacquired	(65,208)	(710,571)

Net increase (decrease) in shares outstanding	167,745	$1,809,002

Prudential Day One Income Fund	143

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2025 Fund (cont’d.):

Class R4	Shares	Amount
Six months ended January 31, 2020:
Shares issued in reinvestment of dividends and distributions	50	$568

Net increase (decrease) in shares outstanding	50	$568

Year ended July 31, 2019:
Shares sold	433	$4,872
Shares issued in reinvestment of dividends and distributions	178	1,775
Shares reacquired	(9,287)	(99,648)

Net increase (decrease) in shares outstanding	(8,676)	$(93,001)

Class R5
Six months ended January 31, 2020:
Shares sold	5,142	$58,140
Shares issued in reinvestment of dividends and distributions	1,172	13,119
Shares reacquired	(6,591)	(75,986)

Net increase (decrease) in shares outstanding	(277)	$(4,727)

Year ended July 31, 2019:
Shares sold	22,874	$254,198
Shares issued in reinvestment of dividends and distributions	224	2,239
Shares reacquired	(2)	(25)

Net increase (decrease) in shares outstanding	23,096	$256,412

Class R6
Six months ended January 31, 2020:
Shares sold	1,008,066	$11,377,864
Shares issued in reinvestment of dividends and distributions	200,348	2,243,894
Shares reacquired	(325,428)	(3,688,926)

Net increase (decrease) in shares outstanding	882,986	$9,932,832

Year ended July 31, 2019:
Shares sold	2,065,429	$22,605,262
Shares issued in reinvestment of dividends and distributions	147,975	1,479,753
Shares reacquired	(865,516)	(9,421,031)

Net increase (decrease) in shares outstanding	1,347,888	$14,663,984

Prudential Day One 2030 Fund:
Class R1	Shares	Amount
Six months ended January 31, 2020:
Shares sold	408	$4,726
Shares issued in reinvestment of dividends and distributions	156	1,801
Shares reacquired	(9)	(106)

Net increase (decrease) in shares outstanding	555	$6,421

Year ended July 31, 2019:
Shares sold	504	$5,705
Shares issued in reinvestment of dividends and distributions	101	1,022
Shares reacquired	(14)	(159)

Net increase (decrease) in shares outstanding	591	$6,568

144

Prudential Day One 2030 Fund (cont’d.):

Class R2	Shares	Amount
Six months ended January 31, 2020:
Shares sold	169,864	$1,987,250
Shares issued in reinvestment of dividends and distributions	16,317	188,791
Shares reacquired	(81,273)	(963,548)

Net increase (decrease) in shares outstanding	104,908	$1,212,493

Year ended July 31, 2019:
Shares sold	143,276	$1,594,226
Shares issued in reinvestment of dividends and distributions	11,419	115,450
Shares reacquired	(86,269)	(975,795)

Net increase (decrease) in shares outstanding	68,426	$733,881

Class R3
Six months ended January 31, 2020:
Shares sold	45,949	$530,795
Shares issued in reinvestment of dividends and distributions	7,510	86,811
Shares reacquired	(1,415)	(16,458)

Net increase (decrease) in shares outstanding	52,044	$601,148

Year ended July 31, 2019:
Shares sold	66,495	$737,490
Shares issued in reinvestment of dividends and distributions	3,538	35,737
Shares reacquired	(15,391)	(170,285)

Net increase (decrease) in shares outstanding	54,642	$602,942

Class R4
Six months ended January 31, 2020:
Shares issued in reinvestment of dividends and distributions	56	$650

Net increase (decrease) in shares outstanding	56	$650

Year ended July 31, 2019:
Shares sold	1,616	$19,034
Shares issued in reinvestment of dividends and distributions	2,799	28,267
Shares reacquired	(99,730)	(1,084,539)

Net increase (decrease) in shares outstanding	(95,315)	$(1,037,238)

Class R5
Six months ended January 31, 2020:
Shares sold	36,405	$416,439
Shares issued in reinvestment of dividends and distributions	14,507	167,696
Shares reacquired	(40,598)	(464,832)

Net increase (decrease) in shares outstanding	10,314	$119,303

Year ended July 31, 2019:
Shares sold	25,536	$285,183
Shares issued in reinvestment of dividends and distributions	11,004	111,145
Shares reacquired	(10,076)	(112,513)

Net increase (decrease) in shares outstanding	26,464	$283,815

Prudential Day One Income Fund	145

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2030 Fund (cont’d.):

Class R6	Shares	Amount
Six months ended January 31, 2020:
Shares sold	579,439	$6,755,951
Shares issued in reinvestment of dividends and distributions	182,034	2,106,132
Shares reacquired	(332,650)	(3,909,455)

Net increase (decrease) in shares outstanding	428,823	$4,952,628

Year ended July 31, 2019:
Shares sold	1,806,718	$20,217,377
Shares issued in reinvestment of dividends and distributions	119,512	1,208,260
Shares reacquired	(655,299)	(7,328,905)

Net increase (decrease) in shares outstanding	1,270,931	$14,096,732

Prudential Day One 2035 Fund:
Class R1	Shares	Amount
Six months ended January 31, 2020:
Shares sold	23	$267
Shares issued in reinvestment of dividends and distributions	93	1,087
Shares reacquired	(5)	(57)

Net increase (decrease) in shares outstanding	111	$1,297

Year ended July 31, 2019:
Shares sold	994	$10,875
Shares issued in reinvestment of dividends and distributions	51	504
Shares reacquired	(4)	(45)

Net increase (decrease) in shares outstanding	1,041	$11,334

Class R2
Six months ended January 31, 2020:
Shares sold	1,437	$16,721
Shares issued in reinvestment of dividends and distributions	1,494	17,401
Shares reacquired	(51)	(588)

Net increase (decrease) in shares outstanding	2,880	$33,534

Year ended July 31, 2019:
Shares sold	1,675	$18,767
Shares issued in reinvestment of dividends and distributions	1,525	15,170
Shares reacquired	(2,409)	(26,510)

Net increase (decrease) in shares outstanding	791	$7,427

146

Prudential Day One 2035 Fund (cont’d.):

Class R3	Shares	Amount
Six months ended January 31, 2020:
Shares sold	76,806	$891,756
Shares issued in reinvestment of dividends and distributions	28,351	330,570
Shares reacquired	(37,177)	(431,539)

Net increase (decrease) in shares outstanding	67,980	$790,787

Year ended July 31, 2019:
Shares sold	162,179	$1,807,325
Shares issued in reinvestment of dividends and distributions	27,950	278,108
Shares reacquired	(141,615)	(1,539,371)

Net increase (decrease) in shares outstanding	48,514	$546,062

Class R4
Six months ended January 31, 2020:
Shares issued in reinvestment of dividends and distributions	54	$623

Net increase (decrease) in shares outstanding	54	$623

Year ended July 31, 2019:
Shares sold	74	$874
Shares issued in reinvestment of dividends and distributions	235	2,341
Shares reacquired	(3,473)	(35,192)

Net increase (decrease) in shares outstanding	(3,164)	$(31,977)

Class R5
Six months ended January 31, 2020:
Shares sold	2,641	$30,491
Shares issued in reinvestment of dividends and distributions	505	5,887
Shares reacquired	(378)	(4,429)

Net increase (decrease) in shares outstanding	2,768	$31,949

Year ended July 31, 2019:
Shares sold	8,349	$94,694
Shares issued in reinvestment of dividends and distributions	375	3,726
Shares reacquired	(3,280)	(34,347)

Net increase (decrease) in shares outstanding	5,444	$64,073

Class R6
Six months ended January 31, 2020:
Shares sold	551,224	$6,410,936
Shares issued in reinvestment of dividends and distributions	122,294	1,424,727
Shares reacquired	(199,185)	(2,320,867)

Net increase (decrease) in shares outstanding	474,333	$5,514,796

Year ended July 31, 2019:
Shares sold	1,175,179	$13,219,903
Shares issued in reinvestment of dividends and distributions	96,011	955,310
Shares reacquired	(436,947)	(4,868,754)

Net increase (decrease) in shares outstanding	834,243	$9,306,459

Prudential Day One Income Fund	147

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2040 Fund:

Class R1	Shares	Amount
Six months ended January 31, 2020:
Shares sold	170	$2,017
Shares issued in reinvestment of dividends and distributions	69	819
Shares reacquired	(2)	(23)

Net increase (decrease) in shares outstanding	237	$2,813

Year ended July 31, 2019:
Shares sold	226	$2,551
Shares issued in reinvestment of dividends and distributions	50	501
Shares reacquired	(2)	(20)

Net increase (decrease) in shares outstanding	274	$3,032

Class R2
Six months ended January 31, 2020:
Shares sold	64,919	$765,439
Shares issued in reinvestment of dividends and distributions	11,710	139,003
Shares reacquired	(18,901)	(221,917)

Net increase (decrease) in shares outstanding	57,728	$682,525

Year ended July 31, 2019:
Shares sold	120,504	$1,358,381
Shares issued in reinvestment of dividends and distributions	5,930	59,712
Shares reacquired	(15,578)	(173,197)

Net increase (decrease) in shares outstanding	110,856	$1,244,896

Class R3
Six months ended January 31, 2020:
Shares sold	38,165	$452,199
Shares issued in reinvestment of dividends and distributions	7,295	86,590
Shares reacquired	(13,356)	(155,165)

Net increase (decrease) in shares outstanding	32,104	$383,624

Year ended July 31, 2019:
Shares sold	88,981	$990,652
Shares issued in reinvestment of dividends and distributions	2,901	29,211
Shares reacquired	(10,213)	(115,886)

Net increase (decrease) in shares outstanding	81,669	$903,977

Class R4
Six months ended January 31, 2020:
Shares issued in reinvestment of dividends and distributions	55	$654

Net increase (decrease) in shares outstanding	55	$654

Year ended July 31, 2019:
Shares sold	1,159	$13,848
Shares issued in reinvestment of dividends and distributions	182	1,838
Shares reacquired	(5,401)	(59,627)

Net increase (decrease) in shares outstanding	(4,060)	$(43,941)

148

Prudential Day One 2040 Fund (cont’d.):

Class R5	Shares	Amount
Six months ended January 31, 2020:
Shares sold	11,670	$138,597
Shares issued in reinvestment of dividends and distributions	27,154	322,589
Shares reacquired	(21,628)	(257,957)

Net increase (decrease) in shares outstanding	17,196	$203,229

Year ended July 31, 2019:
Shares sold	32,992	$373,640
Shares issued in reinvestment of dividends and distributions	24,469	246,402
Shares reacquired	(48,909)	(549,965)

Net increase (decrease) in shares outstanding	8,552	$70,077

Class R6
Six months ended January 31, 2020:
Shares sold	325,922	$3,862,207
Shares issued in reinvestment of dividends and distributions	89,404	1,062,118
Shares reacquired	(95,095)	(1,128,370)

Net increase (decrease) in shares outstanding	320,231	$3,795,955

Year ended July 31, 2019:
Shares sold	662,466	$7,512,895
Shares issued in reinvestment of dividends and distributions	61,360	617,891
Shares reacquired	(265,333)	(3,044,088)

Net increase (decrease) in shares outstanding	458,493	$5,086,698

Prudential Day One 2045 Fund:
Class R1	Shares	Amount
Six months ended January 31, 2020:
Shares sold	48	$562
Shares issued in reinvestment of dividends and distributions	57	668
Shares reacquired	—	(5)

Net increase (decrease) in shares outstanding	105	$1,225

Year ended July 31, 2019:
Shares sold	64	$715
Shares issued in reinvestment of dividends and distributions	58	553
Shares reacquired	—	(2)

Net increase (decrease) in shares outstanding	122	$1,266

Class R2
Six months ended January 31, 2020:
Shares sold	6,187	$72,920
Shares issued in reinvestment of dividends and distributions	458	5,365
Shares reacquired	(20)	(240)

Net increase (decrease) in shares outstanding	6,625	$78,045

Year ended July 31, 2019:
Shares sold	6,122	$65,484
Shares issued in reinvestment of dividends and distributions	140	1,341
Shares reacquired	(13)	(150)

Net increase (decrease) in shares outstanding	6,249	$66,675

Prudential Day One Income Fund	149

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2045 Fund (cont’d.):

Class R3	Shares	Amount
Six months ended January 31, 2020:
Shares sold	83,256	$973,175
Shares issued in reinvestment of dividends and distributions	35,825	419,508
Shares reacquired	(53,335)	(611,757)

Net increase (decrease) in shares outstanding	65,746	$780,926

Year ended July 31, 2019:
Shares sold	233,354	$2,570,402
Shares issued in reinvestment of dividends and distributions	32,795	314,504
Shares reacquired	(97,971)	(1,113,722)

Net increase (decrease) in shares outstanding	168,178	$1,771,184

Class R4
Six months ended January 31, 2020:
Shares sold	661	$7,849
Shares issued in reinvestment of dividends and distributions	139	1,625
Shares reacquired	(154)	(1,744)

Net increase (decrease) in shares outstanding	646	$7,730

Year ended July 31, 2019:
Shares sold	5,824	$61,556
Shares issued in reinvestment of dividends and distributions	1,366	13,084
Shares reacquired	(42,886)	(463,637)

Net increase (decrease) in shares outstanding	(35,696)	$(388,997)

Class R5
Six months ended January 31, 2020:
Shares sold	11,028	$129,321
Shares issued in reinvestment of dividends and distributions	1,042	12,198
Shares reacquired	(1,786)	(21,068)

Net increase (decrease) in shares outstanding	10,284	$120,451

Year ended July 31, 2019:
Shares sold	10,785	$121,861
Shares issued in reinvestment of dividends and distributions	446	4,282
Shares reacquired	(412)	(4,506)

Net increase (decrease) in shares outstanding	10,819	$121,637

Class R6
Six months ended January 31, 2020:
Shares sold	251,224	$2,966,603
Shares issued in reinvestment of dividends and distributions	51,956	608,918
Shares reacquired	(88,925)	(1,048,776)

Net increase (decrease) in shares outstanding	214,255	$2,526,745

Year ended July 31, 2019:
Shares sold	361,862	$4,120,172
Shares issued in reinvestment of dividends and distributions	44,748	429,583
Shares reacquired	(168,801)	(1,929,110)

Net increase (decrease) in shares outstanding	237,809	$2,620,645

150

Prudential Day One 2050 Fund:

Class R1	Shares	Amount
Six months ended January 31, 2020:
Shares sold	934	$10,808
Shares issued in reinvestment of dividends and distributions	118	1,410
Shares reacquired	(12,354)	(143,183)

Net increase (decrease) in shares outstanding	(11,302)	$(130,965)

Year ended July 31, 2019:
Shares sold	1,922	$22,007
Shares issued in reinvestment of dividends and distributions	546	5,279
Shares reacquired	(2)	(20)

Net increase (decrease) in shares outstanding	2,466	$27,266

Class R2
Six months ended January 31, 2020:
Shares sold	65,541	$775,251
Shares issued in reinvestment of dividends and distributions	8,762	104,528
Shares reacquired	(11,103)	(131,043)

Net increase (decrease) in shares outstanding	63,200	$748,736

Year ended July 31, 2019:
Shares sold	93,441	$1,058,324
Shares issued in reinvestment of dividends and distributions	5,199	50,175
Shares reacquired	(12,690)	(137,233)

Net increase (decrease) in shares outstanding	85,950	$971,266

Class R3
Six months ended January 31, 2020:
Shares sold	48,725	$580,286
Shares issued in reinvestment of dividends and distributions	5,651	67,469
Shares reacquired	(2,469)	(29,171)

Net increase (decrease) in shares outstanding	51,907	$618,584

Year ended July 31, 2019:
Shares sold	67,526	$758,026
Shares issued in reinvestment of dividends and distributions	2,173	20,971
Shares reacquired	(6,239)	(71,941)

Net increase (decrease) in shares outstanding	63,460	$707,056

Class R4
Six months ended January 31, 2020:
Shares issued in reinvestment of dividends and distributions	49	$580

Net increase (decrease) in shares outstanding	49	$580

Year ended July 31, 2019:
Shares sold	151	$1,808
Shares issued in reinvestment of dividends and distributions	52	504
Shares reacquired	(12,526)	(136,164)

Net increase (decrease) in shares outstanding	(12,323)	$(133,852)

Prudential Day One Income Fund	151

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2050 Fund (cont’d.):

Class R5	Shares	Amount
Six months ended January 31, 2020:
Shares sold	7,314	$86,324
Shares issued in reinvestment of dividends and distributions	2,934	34,998
Shares reacquired	(10,920)	(129,976)

Net increase (decrease) in shares outstanding	(672)	$(8,654)

Year ended July 31, 2019:
Shares sold	22,648	$257,062
Shares issued in reinvestment of dividends and distributions	2,649	25,567
Shares reacquired	(9,094)	(102,073)

Net increase (decrease) in shares outstanding	16,203	$180,556

Class R6
Six months ended January 31, 2020:
Shares sold	170,246	$1,994,025
Shares issued in reinvestment of dividends and distributions	31,712	378,958
Shares reacquired	(84,562)	(1,022,540)

Net increase (decrease) in shares outstanding	117,396	$1,350,443

Year ended July 31, 2019:
Shares sold	385,207	$4,388,157
Shares issued in reinvestment of dividends and distributions	21,847	211,036
Shares reacquired	(126,482)	(1,445,307)

Net increase (decrease) in shares outstanding	280,572	$3,153,886

Prudential Day One 2055 Fund:

Class R1	Shares	Amount
Six months ended January 31, 2020:
Shares sold	1	$11
Shares issued in reinvestment of dividends and distributions	62	727
Shares reacquired	(1)	(15)

Net increase (decrease) in shares outstanding	62	$723

Year ended July 31, 2019:
Shares sold	16	$185
Shares issued in reinvestment of dividends and distributions	75	720
Shares reacquired	(2)	(24)

Net increase (decrease) in shares outstanding	89	$881

152

Prudential Day One 2055 Fund (cont’d.):

Class R2	Shares	Amount
Six months ended January 31, 2020:
Shares sold	1,557	$18,217
Shares issued in reinvestment of dividends and distributions	272	3,221
Shares reacquired	(1,180)	(13,645)

Net increase (decrease) in shares outstanding	649	$7,793

Year ended July 31, 2019:
Shares sold	3,006	$33,612
Shares issued in reinvestment of dividends and distributions	174	1,666
Shares reacquired	(708)	(8,240)

Net increase (decrease) in shares outstanding	2,472	$27,038

Class R3
Six months ended January 31, 2020:
Shares sold	68,495	$802,764
Shares issued in reinvestment of dividends and distributions	17,632	208,411
Shares reacquired	(25,035)	(292,963)

Net increase (decrease) in shares outstanding	61,092	$718,212

Year ended July 31, 2019:
Shares sold	103,337	$1,174,196
Shares issued in reinvestment of dividends and distributions	17,004	163,072
Shares reacquired	(30,088)	(343,298)

Net increase (decrease) in shares outstanding	90,253	$993,970

Class R4
Six months ended January 31, 2020:
Shares issued in reinvestment of dividends and distributions	56	$658

Net increase (decrease) in shares outstanding	56	$658

Year ended July 31, 2019:
Shares sold	95	$1,175
Shares issued in reinvestment of dividends and distributions	87	831
Shares reacquired	(4,527)	(48,662)

Net increase (decrease) in shares outstanding	(4,345)	$(46,656)

Class R5
Six months ended January 31, 2020:
Shares sold	2,252	$26,447
Shares issued in reinvestment of dividends and distributions	503	5,946
Shares reacquired	(1,006)	(11,877)

Net increase (decrease) in shares outstanding	1,749	$20,516

Year ended July 31, 2019:
Shares sold	6,293	$70,948
Shares issued in reinvestment of dividends and distributions	171	1,643
Shares reacquired	(338)	(3,845)

Net increase (decrease) in shares outstanding	6,126	$68,746

Prudential Day One Income Fund	153

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2055 Fund (cont’d.):

Class R6	Shares	Amount
Six months ended January 31, 2020:
Shares sold	92,693	$1,092,297
Shares issued in reinvestment of dividends and distributions	18,814	222,385
Shares reacquired	(20,979)	(249,527)

Net increase (decrease) in shares outstanding	90,528	$1,065,155

Year ended July 31, 2019:
Shares sold	132,509	$1,519,877
Shares issued in reinvestment of dividends and distributions	17,847	170,969
Shares reacquired	(64,518)	(740,552)

Net increase (decrease) in shares outstanding	85,838	$950,294

Prudential Day One 2060 Fund:

Class R1	Shares	Amount
Six months ended January 31, 2020:
Shares issued in reinvestment of dividends and distributions	41	$493

Net increase (decrease) in shares outstanding	41	$493

Year ended July 31, 2019:
Shares issued in reinvestment of dividends and distributions	44	$430

Net increase (decrease) in shares outstanding	44	$430

Class R2
Six months ended January 31, 2020:
Shares sold	20,791	$246,600
Shares issued in reinvestment of dividends and distributions	1,809	21,784
Shares reacquired	(2,783)	(33,161)

Net increase (decrease) in shares outstanding	19,817	$235,223

Year ended July 31, 2019:
Shares sold	27,312	$310,649
Shares issued in reinvestment of dividends and distributions	768	7,416
Shares reacquired	(2,489)	(28,377)

Net increase (decrease) in shares outstanding	25,591	$289,688

Class R3
Six months ended January 31, 2020:
Shares sold	14,794	$175,814
Shares issued in reinvestment of dividends and distributions	1,382	16,673
Shares reacquired	(1,201)	(14,184)

Net increase (decrease) in shares outstanding	14,975	$178,303

Year ended July 31, 2019:
Shares sold	16,347	$185,955
Shares issued in reinvestment of dividends and distributions	617	5,954
Shares reacquired	(3,047)	(37,098)

Net increase (decrease) in shares outstanding	13,917	$154,811

154

Prudential Day One 2060 Fund (cont’d.):

Class R4	Shares	Amount
Six months ended January 31, 2020:
Shares issued in reinvestment of dividends and distributions	43	$526

Net increase (decrease) in shares outstanding	43	$526

Year ended July 31, 2019:
Shares sold	14	$164
Shares issued in reinvestment of dividends and distributions	55	531
Shares reacquired	(89)	(966)

Net increase (decrease) in shares outstanding	(20)	$(271)

Class R5
Six months ended January 31, 2020:
Shares sold	2,311	$27,134
Shares issued in reinvestment of dividends and distributions	277	3,345
Shares reacquired	(917)	(11,165)

Net increase (decrease) in shares outstanding	1,671	$19,314

Year ended July 31, 2019:
Shares sold	4,537	$51,253
Shares issued in reinvestment of dividends and distributions	142	1,369
Shares reacquired	(304)	(3,245)

Net increase (decrease) in shares outstanding	4,375	$49,377

Class R6
Six months ended January 31, 2020:
Shares sold	43,973	$526,572
Shares issued in reinvestment of dividends and distributions	5,748	69,384
Shares reacquired	(18,592)	(222,881)

Net increase (decrease) in shares outstanding	31,129	$373,075

Year ended July 31, 2019:
Shares sold	109,695	$1,271,353
Shares issued in reinvestment of dividends and distributions	4,348	41,918
Shares reacquired	(29,218)	(335,543)

Net increase (decrease) in shares outstanding	84,825	$977,728

Prudential Day One 2065 Fund:

Class R1	Shares	Amount
Period ended January 31, 2020*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	5	46

Net increase (decrease) in shares outstanding	1,005	$10,046

Class R2
Period ended January 31, 2020*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	5	47

Net increase (decrease) in shares outstanding	1,005	$10,047

Prudential Day One Income Fund	155

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2065 Fund (cont’d.):

Class R3	Shares	Amount
Period ended January 31, 2020*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	5	48

Net increase (decrease) in shares outstanding	1,005	$10,048

Class R4
Period ended January 31, 2020*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	5	48

Net increase (decrease) in shares outstanding	1,005	$10,048

Class R5
Period ended January 31, 2020*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	5	49

Net increase (decrease) in shares outstanding	1,005	$10,049

Class R6
Period ended January 31, 2020*:
Shares sold	7,923	$79,097
Shares issued in reinvestment of dividends and distributions	5	49
Shares reacquired	(19)	(195)

Net increase (decrease) in shares outstanding	7,909	$78,951

*	Commencement of operations was December 16, 2019.

7. Borrowings

The Trust, on behalf of the Day One Funds, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/3/2019 –10/1/2020	10/4/2018 –10/2/2019
Total Commitment	$900 million	$900 million
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

156

	Current SCA	Prior SCA
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Day One Funds did not utilize the SCA during the reporting period ended January 31, 2020.

8. Risks of Investing in the Day One Funds

The Day One Funds’ risks include, but are not limited to, some or all of the risks discussed below:

Fund of Funds Risk: The value of an investment in the Day One Funds will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Day One Funds are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Funds’ allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Day One Funds may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Day One Funds to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Day One Funds’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Day One Funds fall, the value of an investment in the Day One Funds will decline. Additionally, the Day One Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Day One Funds have unsettled or open transactions defaults.

Prudential Day One Income Fund	157

Notes to Financial Statements (unaudited) (continued)

9. Reorganization

On September 11, 2019, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of Prudential Day One 2010 Fund (the “Merged Fund”) for shares of Prudential Day One Income Fund (the “Acquiring Fund”) and the assumption of the liabilities of the Merged Fund respectively. The reorganization took place on January 3, 2020.

On the reorganization date, the Merged Fund had the following total investment cost and value, representing the principal assets acquired by the Acquiring Fund:

Merged Fund	Total Investment Value	Total Investment Cost
Prudential Day One 2010 Fund	$4,959,371	$4,721,835

The purpose of the transaction was to combine two funds with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on January 3, 2020:

Merged Fund		Acquiring Fund
Prudential Day One 2010 Fund		Prudential Day One Income Fund
Class	Shares	Class	Shares	Value
R1	1,132	R1	1,107	$11,991
R2	1,124	R2	1,099	11,903
R3	15,530	R3	15,181	164,412
R4	1,130	R4	1,106	11,974
R5	78,889	R5	77,225	836,350
R6	367,081	R6	359,275	3,894,544

For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Fund were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Fund		Unrealized Appreciation on Investments	Acquiring Fund
Prudential Day One 2010 Fund			Prudential Day One Income Fund
Class	Net assets		Class	Net assets
R1	$11,991	$578	R1	$11,714
R2	11,903	573	R2	1,301,917
R3	164,412	7,920	R3	1,566,277

158

Merged Fund			Acquiring Fund
Prudential Day One 2010 Fund		Unrealized Appreciation on Investments	Prudential Day One Income Fund
Class	Net assets		Class	Net assets
R4	$11,974	$577	R4	$12,275
R5	836,350	40,287	R5	68,483
R6	3,894,544	187,601	R6	7,031,854

Assuming the acquisition had been completed on August 1, 2019, the Acquiring Fund’s unaudited pro forma results of operations for the period ended ended January 31, 2020 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain (loss) on investments (b)	Net increase in net assets resulting from operations
Prudential Day One Income Fund	$271,157	$392,615	$663,772

(a)

Net investment income as reported in the Statement of Operations (for the reporting period ended January 31, 2020) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: Prudential Day One 2010 Fund $129,508.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (for the period ended January 31, 2020) of the Acquiring Portfolio, plus net realized and unrealized gain (loss) on investments from the Merged Portfolio pre-merger as follows: Prudential Day One 2010 Fund $86,610.

Since both the Merged Fund and the Acquiring Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment Funds had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Fund that have been included in the Acquiring Fund’s Statement of Operations since January 3, 2020.

10. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Day One Funds’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

Prudential Day One Income Fund	159

Notes to Financial Statements (unaudited) (continued)

11. Subsequent Event

Subsequent to January 31, 2020 the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak.

There are meaningful direct and indirect effects developing particularly with companies in which we invest, which may have an impact on the valuation of these companies. The Manager will continue to monitor the impact of COVID-19.

160

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Financial Highlights (unaudited)

Prudential Day One Income Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions
Class R1
Six Months Ended 01/31/20	$10.73	$0.10	$0.35	$0.45	$(0.16)	$(0.17)		$(0.33)
Year Ended 07/31/19	10.59	0.20	0.25	0.45	(0.24)	(0.07)		(0.31)
Year Ended 07/31/18	10.36	0.19	0.19	0.38	(0.15)	(-	)(g)	(0.15)
December 13, 2016(h) through July 31, 2017	10.00	0.08	0.31	0.39	(0.03)	-		(0.03)
Class R2
Six Months Ended 01/31/20	10.73	0.13	0.34	0.47	(0.18)	(0.17)		(0.35)
Year Ended 07/31/19	10.59	0.22	0.26	0.48	(0.27)	(0.07)		(0.34)
Year Ended 07/31/18	10.37	0.23	0.17	0.40	(0.18)	(-	)(g)	(0.18)
December 13, 2016(h) through July 31, 2017	10.00	0.09	0.32	0.41	(0.04)	-		(0.04)
Class R3
Six Months Ended 01/31/20	10.74	0.15	0.32	0.47	(0.19)	(0.17)		(0.36)
Year Ended 07/31/19	10.60	0.24	0.25	0.49	(0.28)	(0.07)		(0.35)
Year Ended 07/31/18	10.37	0.24	0.18	0.42	(0.19)	(-	)(g)	(0.19)
December 13, 2016(h) through July 31, 2017	10.00	0.11	0.31	0.42	(0.05)	-		(0.05)
Class R4
Six Months Ended 01/31/20	10.74	0.13	0.35	0.48	(0.20)	(0.17)		(0.37)
Year Ended 07/31/19	10.60	0.25	0.25	0.50	(0.29)	(0.07)		(0.36)
Year Ended 07/31/18	10.37	0.25	0.18	0.43	(0.20)	(-	)(g)	(0.20)
December 13, 2016(h) through July 31, 2017	10.00	0.11	0.31	0.42	(0.05)	-		(0.05)
Class R5
Six Months Ended 01/31/20	10.74	0.01	0.48	0.49	(0.21)	(0.17)		(0.38)
Year Ended 07/31/19	10.60	0.29	0.22	0.51	(0.30)	(0.07)		(0.37)
Year Ended 07/31/18	10.37	0.26	0.19	0.45	(0.22)	(-	)(g)	(0.22)
December 13, 2016(h) through July 31, 2017	10.00	0.12	0.31	0.43	(0.06)	-		(0.06)

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

162

Prudential Day One Income Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$10.85	4.24%	$24	$13	0.74%	(f)	91.41%	(f)	1.79%	(f)	23%
10.73	4.46	11	11	0.74		108.50		1.92		38
10.59	3.71	11	11	0.64		124.02		1.84		25
10.36	3.89	10	10	0.64	(f)	299.81	(f)	1.18	(f)	146

10.85	4.42	1,334	1,349	0.49	(f)	3.25	(f)	2.40	(f)	23
10.73	4.72	1,345	1,036	0.49		3.89		2.13		38
10.59	3.86	843	248	0.46		9.08		2.18		25
10.37	4.09	12	11	0.39	(f)	286.56	(f)	1.43	(f)	146

10.85	4.42	1,739	1,556	0.34	(f)	2.97	(f)	2.70	(f)	23
10.74	4.87	1,597	1,377	0.34		3.50		2.31		38
10.60	4.09	1,403	1,331	0.24		5.23		2.23		25
10.37	4.17	1,256	32	0.09	(f)	132.21	(f)	1.63	(f)	146

10.85	4.41	24	14	0.25	(f)	87.79	(f)	2.31	(f)	23
10.74	5.06	12	14	0.24		84.52		2.36		38
10.60	4.21	18	18	0.13		76.23		2.34		25
10.37	4.23	17	15	0.14	(f)	275.84	(f)	1.67	(f)	146

10.85	4.56	902	194	0.16	(f)	7.56	(f)	0.14	(f)	23
10.74	5.09	65	51	0.14		24.81		2.75		38
10.60	4.33	11	11	0.04		122.74		2.44		25
10.37	4.29	10	10	0.03	(f)	298.99	(f)	1.79	(f)	146

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	163

Financial Highlights (unaudited) (continued)

Prudential Day One Income Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions
Class R6
Six Months Ended 01/31/20	$10.76	$0.15	$0.35	$0.50	$(0.22)	$(0.17)		$(0.39)
Year Ended 07/31/19	10.61	0.29	0.25	0.54	(0.32)	(0.07)		(0.39)
Year Ended 07/31/18	10.38	0.28	0.18	0.46	(0.23)	(-	)(g)	(0.23)
December 13, 2016(h) through July 31, 2017	10.00	0.12	0.32	0.44	(0.06)	-		(0.06)

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

164

Prudential Day One Income Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$10.87	4.66%	$11,135	$7,459	0.00%	(k)(f)	1.97%	(f)	2.77%	(f)	23%
10.76	5.33	6,939	6,203	0.00	(k)	2.41		2.80		38
10.61	4.45	3,529	2,451	0.00	(k)	4.36		2.67		25
10.38	4.46	734	199	0.00	(k)(f)	80.76	(f)	1.91	(f)	146

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	165

Financial Highlights (unaudited)

Prudential Day One 2015 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R1
Six Months Ended 01/31/20	$10.91	$0.12	$0.36	$0.48	$(0.22)	$(0.19)	$(0.41)
Year Ended 07/31/19	10.86	0.19	0.23	0.42	(0.23)	(0.14)	(0.37)
Year Ended 07/31/18	10.49	0.19	0.28	0.47	(0.08)	(0.02)	(0.10)
December 13, 2016(h) through July 31, 2017	10.00	0.07	0.42	0.49	-	-	-
Class R2
Six Months Ended 01/31/20	10.92	0.17	0.33	0.50	(0.24)	(0.19)	(0.43)
Year Ended 07/31/19	10.88	0.21	0.22	0.43	(0.25)	(0.14)	(0.39)
Year Ended 07/31/18	10.50	0.21	0.30	0.51	(0.11)	(0.02)	(0.13)
December 13, 2016(h) through July 31, 2017	10.00	0.09	0.41	0.50	-	-	-
Class R3
Six Months Ended 01/31/20	10.93	0.14	0.37	0.51	(0.26)	(0.19)	(0.45)
Year Ended 07/31/19	10.89	0.24	0.21	0.45	(0.27)	(0.14)	(0.41)
Year Ended 07/31/18	10.51	0.23	0.29	0.52	(0.12)	(0.02)	(0.14)
December 13, 2016(h) through July 31, 2017	10.00	0.10	0.41	0.51	-	-	-
Class R4
Six Months Ended 01/31/20	10.93	0.15	0.36	0.51	(0.27)	(0.19)	(0.46)
Year Ended 07/31/19	10.88	0.30	0.17	0.47	(0.28)	(0.14)	(0.42)
Year Ended 07/31/18	10.51	0.24	0.29	0.53	(0.14)	(0.02)	(0.16)
December 13, 2016(h) through July 31, 2017	10.00	0.11	0.40	0.51	-	-	-
Class R5
Six Months Ended 01/31/20	10.95	0.16	0.36	0.52	(0.28)	(0.19)	(0.47)
Year Ended 07/31/19	10.90	0.26	0.22	0.48	(0.29)	(0.14)	(0.43)
Year Ended 07/31/18	10.53	0.25	0.29	0.54	(0.15)	(0.02)	(0.17)
December 13, 2016(h) through July 31, 2017	10.00	0.11	0.42	0.53	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

166

Prudential Day One 2015 Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$10.98	4.40%	$12	$12	0.74%	(f)	103.79%	(f)	2.16%	(f)	18%
10.91	4.17	11	11	0.73		106.63		1.83		30
10.86	4.50	11	11	0.63		120.64		1.74		57
10.49	4.90	10	10	0.65	(f)	244.08	(f)	1.10	(f)	82

10.99	4.57	40	34	0.49	(f)	36.43	(f)	3.04	(f)	18
10.92	4.34	12	13	0.48		92.94		1.94		30
10.88	4.85	11	11	0.38		119.98		1.99		57
10.50	5.00	11	10	0.40	(f)	243.71	(f)	1.35	(f)	82

10.99	4.70	12	12	0.34	(f)	102.22	(f)	2.56	(f)	18
10.93	4.50	12	11	0.33		105.36		2.23		30
10.89	5.01	11	11	0.23		119.64		2.14		57
10.51	5.10	11	10	0.26	(f)	243.52	(f)	1.50	(f)	82

10.98	4.73	12	12	0.24	(f)	102.07	(f)	2.66	(f)	18
10.93	4.62	12	44	0.23		28.32		2.82		30
10.88	5.02	81	65	0.14		22.01		2.27		57
10.51	5.10	51	42	0.16	(f)	144.74	(f)	1.72	(f)	82

11.00	4.79	230	53	0.14	(f)	24.16	(f)	2.75	(f)	18
10.95	4.82	40	28	0.13		43.44		2.44		30
10.90	5.11	18	12	0.04		110.69		2.34		57
10.53	5.30	11	10	0.05	(f)	243.22	(f)	1.71	(f)	82

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	167

Financial Highlights (unaudited) (continued)

Prudential Day One 2015 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R6
Six Months Ended 01/31/20	$10.95	$0.17	$0.36	$0.53	$(0.30)	$(0.19)	$(0.49)
Year Ended 07/31/19	10.90	0.28	0.22	0.50	(0.31)	(0.14)	(0.45)
Year Ended 07/31/18	10.53	0.27	0.28	0.55	(0.16)	(0.02)	(0.18)
December 13, 2016(h) through July 31, 2017	10.00	0.13	0.40	0.53	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

168

Prudential Day One 2015 Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$10.99	4.86%	$14,073	$12,159	0.00%	(k)(f)	1.68%	(f)	3.02%	(f)	18%
10.95	4.89	11,081	9,955	0.00	(k)	2.04		2.58		30
10.90	5.27	8,567	6,742	0.00	(k)	2.53		2.50		57
10.53	5.30	4,099	640	0.00	(k)(f)	27.57	(f)	1.94	(f)	82

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	169

Financial Highlights (unaudited)

Prudential Day One 2020 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R1
Six Months Ended 01/31/20	$11.09	$0.13	$0.39	$0.52	$(0.21)	$(0.21)	$(0.42)
Year Ended 07/31/19	10.98	0.19	0.23	0.42	(0.21)	(0.10)	(0.31)
Year Ended 07/31/18	10.52	0.18	0.37	0.55	(0.08)	(0.01)	(0.09)
December 13, 2016(h) through July 31, 2017	10.00	0.07	0.45	0.52	-	-	-
Class R2
Six Months Ended 01/31/20	11.11	0.14	0.39	0.53	(0.24)	(0.21)	(0.45)
Year Ended 07/31/19	10.99	0.22	0.23	0.45	(0.23)	(0.10)	(0.33)
Year Ended 07/31/18	10.54	0.19	0.38	0.57	(0.11)	(0.01)	(0.12)
December 13, 2016(h) through July 31, 2017	10.00	0.08	0.46	0.54	-	-	-
Class R3
Six Months Ended 01/31/20	11.13	0.16	0.38	0.54	(0.25)	(0.21)	(0.46)
Year Ended 07/31/19	11.01	0.25	0.22	0.47	(0.25)	(0.10)	(0.35)
Year Ended 07/31/18	10.55	0.25	0.35	0.60	(0.13)	(0.01)	(0.14)
December 13, 2016(h) through July 31, 2017	10.00	0.09	0.46	0.55	-	-	-
Class R4
Six Months Ended 01/31/20	11.13	0.16	0.39	0.55	(0.26)	(0.21)	(0.47)
Year Ended 07/31/19	11.03	0.28	0.18	0.46	(0.26)	(0.10)	(0.36)
Year Ended 07/31/18	10.55	0.24	0.39	0.63	(0.14)	(0.01)	(0.15)
December 13, 2016(h) through July 31, 2017	10.00	0.10	0.45	0.55	-	-	-
Class R5
Six Months Ended 01/31/20	11.14	0.16	0.39	0.55	(0.27)	(0.21)	(0.48)
Year Ended 07/31/19	11.03	0.25	0.23	0.48	(0.27)	(0.10)	(0.37)
Year Ended 07/31/18	10.56	0.23	0.40	0.63	(0.15)	(0.01)	(0.16)
December 13, 2016(h) through July 31, 2017	10.00	0.11	0.45	0.56	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

170

Prudential Day One 2020 Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.19	4.69%	$12	$12	0.74%	(f)	102.22%	(f)	2.23%	(f)	13%
11.09	4.19	12	11	0.74		105.39		1.74		33
10.98	5.28	11	11	0.64		118.30		1.68		41
10.52	5.20	11	10	0.67	(f)	211.29	(f)	1.02	(f)	21

11.19	4.74	3,764	3,639	0.49	(f)	1.24	(f)	2.51	(f)	13
11.11	4.47	3,446	2,456	0.49		1.51		2.02		33
10.99	5.43	2,332	693	0.46		3.02		1.78		41
10.54	5.40	11	10	0.42	(f)	210.95	(f)	1.27	(f)	21

11.21	4.89	1,318	1,268	0.34	(f)	1.71	(f)	2.78	(f)	13
11.13	4.63	1,072	1,066	0.34		1.99		2.28		33
11.01	5.67	1,134	673	0.28		3.00		2.33		41
10.55	5.50	11	10	0.27	(f)	210.74	(f)	1.41	(f)	21

11.21	4.89	12	12	0.24	(f)	100.41	(f)	2.73	(f)	13
11.13	4.64	12	37	0.24		31.79		2.61		33
11.03	5.97	61	191	0.14		7.79		2.19		41
10.55	5.50	178	160	0.14	(f)	45.98	(f)	1.45	(f)	21

11.21	5.00	4,043	4,036	0.14	(f)	0.87	(f)	2.80	(f)	13
11.14	4.75	3,962	3,807	0.14		0.99		2.34		33
11.03	5.99	3,603	1,162	0.11		1.91		2.13		41
10.56	5.60	11	10	0.06	(f)	210.44	(f)	1.62	(f)	21

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	171

Financial Highlights (unaudited) (continued)

Prudential Day One 2020 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R6
Six Months Ended 01/31/20	$11.11	$0.17	$0.39	$0.56	$(0.29)	$(0.21)	$(0.50)
Year Ended 07/31/19	11.00	0.27	0.23	0.50	(0.29)	(0.10)	(0.39)
Year Ended 07/31/18	10.54	0.26	0.38	0.64	(0.17)	(0.01)	(0.18)
December 13, 2016(h) through July 31, 2017	10.00	0.12	0.42	0.54	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

172

Prudential Day One 2020 Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.17	5.07%	$41,857	$37,591	0.00%	(k)(f)	0.46%	(f)	3.08%	(f)	13%
11.11	4.93	35,018	30,081	0.00	(k)	0.58		2.54		33
11.00	6.06	22,951	16,888	0.00	(k)	0.93		2.42		41
10.54	5.40	12,368	1,944	0.00	(k)(f)	9.10	(f)	1.80	(f)	21

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	173

Financial Highlights (unaudited)

Prudential Day One 2025 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions
Class R1
Six Months Ended 01/31/20	$11.14	$0.03	$0.51	$0.54	$(0.21)	$(0.27)		$(0.48)
Year Ended 07/31/19	11.15	0.19	0.18	0.37	(0.20)	(0.18)		(0.38)
Year Ended 07/31/18	10.58	0.17	0.50	0.67	(0.10)	(-	)(g)	(0.10)
December 13, 2016(h) through July 31, 2017	10.00	0.04	0.54	0.58	-	-		-
Class R2
Six Months Ended 01/31/20	11.15	0.14	0.43	0.57	(0.24)	(0.27)		(0.51)
Year Ended 07/31/19	11.16	0.18	0.22	0.40	(0.23)	(0.18)		(0.41)
Year Ended 07/31/18	10.59	0.24	0.46	0.70	(0.13)	(-	)(g)	(0.13)
December 13, 2016(h) through July 31, 2017	10.00	0.08	0.51	0.59	-	-		-
Class R3
Six Months Ended 01/31/20	11.17	0.16	0.40	0.56	(0.25)	(0.27)		(0.52)
Year Ended 07/31/19	11.18	0.23	0.19	0.42	(0.25)	(0.18)		(0.43)
Year Ended 07/31/18	10.61	0.21	0.51	0.72	(0.15)	(-	)(g)	(0.15)
December 13, 2016(h) through July 31, 2017	10.00	0.07	0.54	0.61	-	-		-
Class R4
Six Months Ended 01/31/20	11.17	0.16	0.42	0.58	(0.27)	(0.27)		(0.54)
Year Ended 07/31/19	11.18	0.22	0.21	0.43	(0.26)	(0.18)		(0.44)
Year Ended 07/31/18	10.61	0.20	0.53	0.73	(0.16)	(-	)(g)	(0.16)
December 13, 2016(h) through July 31, 2017	10.00	0.08	0.53	0.61	-	-		-
Class R5
Six Months Ended 01/31/20	11.17	0.16	0.42	0.58	(0.27)	(0.27)		(0.54)
Year Ended 07/31/19	11.19	0.24	0.19	0.43	(0.27)	(0.18)		(0.45)
Year Ended 07/31/18	10.62	0.23	0.51	0.74	(0.17)	(-	)(g)	(0.17)
December 13, 2016(h) through July 31, 2017	10.00	0.10	0.52	0.62	-	-		-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

174

Prudential Day One 2025 Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.20	4.87%	$12	$231	0.75%	(f)	6.57%	(f)	0.51%	(f)	14%
11.14	3.73	671	625	0.74		3.01		1.72		35
11.15	6.35	678	639	0.65		3.42		1.55		37
10.58	5.80	592	43	0.53	(f)	55.43	(f)	0.55	(f)	6

11.21	4.99	322	137	0.50	(f)	9.68	(f)	2.45	(f)	14
11.15	4.09	117	39	0.49		31.08		1.60		35
11.16	6.62	14	18	0.39		71.60		2.18		37
10.59	5.90	11	10	0.42	(f)	215.71	(f)	1.16	(f)	6

11.21	5.06	8,224	7,879	0.35	(f)	0.88	(f)	2.77	(f)	14
11.17	4.17	7,737	6,760	0.34		1.00		2.14		35
11.18	6.76	5,871	4,653	0.25		1.24		1.94		37
10.61	6.10	3,863	77	0.04	(f)	34.35	(f)	1.06	(f)	6

11.21	5.17	12	12	0.25	(f)	98.77	(f)	2.89	(f)	14
11.17	4.27	12	45	0.25		26.16		2.04		35
11.18	6.88	109	134	0.13		10.37		1.81		37
10.61	6.10	175	133	0.15	(f)	49.61	(f)	1.17	(f)	6

11.21	5.24	293	303	0.15	(f)	4.41	(f)	2.79	(f)	14
11.17	4.29	295	71	0.14		16.90		2.21		35
11.19	6.98	37	25	0.07		50.68		2.05		37
10.62	6.20	16	12	0.06	(f)	179.75	(f)	1.47	(f)	6

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	175

Financial Highlights (unaudited) (continued)

Prudential Day One 2025 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions
Class R6
Six Months Ended 01/31/20	$11.19	$0.18	$0.41	$0.59	$(0.29)	$(0.27)		$(0.56)
Year Ended 07/31/19	11.21	0.27	0.17	0.44	(0.28)	(0.18)		(0.46)
Year Ended 07/31/18	10.64	0.25	0.51	0.76	(0.19)	(-	)(g)	(0.19)
December 13, 2016(h) through July 31, 2017	10.00	0.10	0.54	0.64	-	-		-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

176

Prudential Day One 2025 Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.22	5.31%	$50,952	$45,408	0.00%	(k)(f)	0.41%	(f)	3.14%	(f)	14%
11.19	4.55	40,932	35,028	0.00	(k)	0.51		2.52		35
11.21	7.13	25,880	20,307	0.00	(k)	0.70		2.29		37
10.64	6.40	13,380	2,024	0.00	(k)(f)	8.73	(f)	1.57	(f)	6

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	177

Financial Highlights (unaudited)

Prudential Day One 2030 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions
Class R1
Six Months Ended 01/31/20	$11.45	$0.16	$0.47	$0.63	$(0.20)	$(0.35)		$(0.55)
Year Ended 07/31/19	11.53	0.18	0.13	0.31	(0.22)	(0.17)		(0.39)
Year Ended 07/31/18	10.74	0.14	0.77	0.91	(0.12)	(-	)(g)	(0.12)
December 13, 2016(h) through July 31, 2017	10.00	0.04	0.70	0.74	-	-		-
Class R2
Six Months Ended 01/31/20	11.47	0.16	0.48	0.64	(0.23)	(0.35)		(0.58)
Year Ended 07/31/19	11.55	0.21	0.13	0.34	(0.25)	(0.17)		(0.42)
Year Ended 07/31/18	10.75	0.11	0.83	0.94	(0.14)	(-	)(g)	(0.14)
December 13, 2016(h) through July 31, 2017	10.00	0.06	0.69	0.75	-	-		-
Class R3
Six Months Ended 01/31/20	11.47	0.19	0.47	0.66	(0.25)	(0.35)		(0.60)
Year Ended 07/31/19	11.55	0.21	0.15	0.36	(0.27)	(0.17)		(0.44)
Year Ended 07/31/18	10.76	0.21	0.74	0.95	(0.16)	(-	)(g)	(0.16)
December 13, 2016(h) through July 31, 2017	10.00	0.07	0.69	0.76	-	-		-
Class R4
Six Months Ended 01/31/20	11.46	0.18	0.48	0.66	(0.26)	(0.35)		(0.61)
Year Ended 07/31/19	11.56	0.29	0.06	0.35	(0.28)	(0.17)		(0.45)
Year Ended 07/31/18	10.77	0.20	0.76	0.96	(0.17)	(-	)(g)	(0.17)
December 13, 2016(h) through July 31, 2017	10.00	0.05	0.72	0.77	-	-		-
Class R5
Six Months Ended 01/31/20	11.48	0.19	0.48	0.67	(0.27)	(0.35)		(0.62)
Year Ended 07/31/19	11.57	0.25	0.12	0.37	(0.29)	(0.17)		(0.46)
Year Ended 07/31/18	10.78	0.15	0.82	0.97	(0.18)	(-	)(g)	(0.18)
December 13, 2016(h) through July 31, 2017	10.00	0.08	0.70	0.78	-	-		-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

178

Prudential Day One 2030 Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.53	5.50%	$40	$37	0.74%	(f)	33.35%	(f)	2.75%	(f)	19%
11.45	3.18	33	30	0.74		40.10		1.62		36
11.53	8.47	27	15	0.66		84.71		1.29		36
10.74	7.40	14	10	0.69	(f)	195.73	(f)	0.68	(f)	5

11.53	5.56	4,632	3,881	0.49	(f)	1.22	(f)	2.77	(f)	19
11.47	3.46	3,404	3,149	0.49		1.40		1.87		36
11.55	8.81	2,637	883	0.47		2.63		0.99		36
10.75	7.50	13	11	0.43	(f)	183.27	(f)	0.91	(f)	5

11.53	5.71	1,956	1,639	0.34	(f)	1.48	(f)	3.18	(f)	19
11.47	3.63	1,349	1,018	0.34		2.03		1.93		36
11.55	8.86	728	440	0.29		4.05		1.81		36
10.76	7.60	11	10	0.29	(f)	198.46	(f)	1.09	(f)	5

11.51	5.77	13	12	0.24	(f)	97.79	(f)	3.08	(f)	19
11.46	3.56	12	483	0.25		3.30		2.58		36
11.56	8.98	1,114	987	0.17		2.43		1.82		36
10.77	7.70	857	507	0.17	(f)	20.56	(f)	0.80	(f)	5

11.53	5.82	3,143	3,177	0.14	(f)	0.93	(f)	3.20	(f)	19
11.48	3.76	3,012	2,785	0.14		1.10		2.21		36
11.57	9.08	2,728	934	0.12		2.18		1.36		36
10.78	7.80	11	10	0.08	(f)	198.14	(f)	1.30	(f)	5

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	179

Financial Highlights (unaudited) (continued)

Prudential Day One 2030 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions
Class R6
Six Months Ended 01/31/20	$11.50	$0.20	$0.48	$0.68	$(0.29)	$(0.35)		$(0.64)
Year Ended 07/31/19	11.59	0.25	0.14	0.39	(0.31)	(0.17)		(0.48)
Year Ended 07/31/18	10.79	0.22	0.78	1.00	(0.20)	(-	)(g)	(0.20)
December 13, 2016(h) through July 31, 2017	10.00	0.08	0.71	0.79	-	-		-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

180

Prudential Day One 2030 Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.54	5.87%	$41,592	$38,882	0.00%	(k)(f)	0.45%	(f)	3.34%	(f)	19%
11.50	3.93	36,517	29,867	0.00	(k)	0.57		2.25		36
11.59	9.33	22,067	15,382	0.00	(k)	0.97		1.94		36
10.79	7.90	9,426	1,557	0.00	(k)(f)	9.71	(f)	1.23	(f)	5

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	181

Financial Highlights (unaudited)

Prudential Day One 2035 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions
Class R1
Six Months Ended 01/31/20	$11.42	$0.15	$0.51	$0.66	$(0.18)	$(0.34)		$(0.52)
Year Ended 07/31/19	11.68	0.12	0.11	0.23	(0.23)	(0.26)		(0.49)
Year Ended 07/31/18	10.81	0.12	0.90	1.02	(0.15)	(-	)(g)	(0.15)
December 13, 2016(h) through July 31, 2017	10.00	0.04	0.77	0.81	-	-		-
Class R2
Six Months Ended 01/31/20	11.43	0.17	0.50	0.67	(0.21)	(0.34)		(0.55)
Year Ended 07/31/19	11.69	0.18	0.07	0.25	(0.25)	(0.26)		(0.51)
Year Ended 07/31/18	10.83	0.08	0.96	1.04	(0.18)	(-	)(g)	(0.18)
December 13, 2016(h) through July 31, 2017	10.00	0.05	0.78	0.83	-	-		-
Class R3
Six Months Ended 01/31/20	11.45	0.18	0.51	0.69	(0.23)	(0.34)		(0.57)
Year Ended 07/31/19	11.71	0.20	0.07	0.27	(0.27)	(0.26)		(0.53)
Year Ended 07/31/18	10.84	0.17	0.89	1.06	(0.19)	(-	)(g)	(0.19)
December 13, 2016(h) through July 31, 2017	10.00	0.04	0.80	0.84	-	-		-
Class R4
Six Months Ended 01/31/20	11.46	0.18	0.51	0.69	(0.24)	(0.34)		(0.58)
Year Ended 07/31/19	11.72	0.31	(0.03)	0.28	(0.28)	(0.26)		(0.54)
Year Ended 07/31/18	10.85	0.17	0.90	1.07	(0.20)	(-	)(g)	(0.20)
December 13, 2016(h) through July 31, 2017	10.00	0.05	0.80	0.85	-	-		-
Class R5
Six Months Ended 01/31/20	11.45	0.20	0.50	0.70	(0.25)	(0.34)		(0.59)
Year Ended 07/31/19	11.72	0.24	0.05	0.29	(0.30)	(0.26)		(0.56)
Year Ended 07/31/18	10.85	0.18	0.91	1.09	(0.22)	(-	)(g)	(0.22)
December 13, 2016(h) through July 31, 2017	10.00	0.08	0.77	0.85	-	-		-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

182

Prudential Day One 2035 Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.56	5.76%	$25	$24	0.72%	(f)	50.32%	(f)	2.63%	(f)	13%
11.42	2.55	24	17	0.72		70.38		1.03		35
11.68	9.46	12	12	0.63		106.90		1.04		28
10.81	8.10	13	10	0.65	(f)	250.51	(f)	0.58	(f)	13

11.55	5.84	390	367	0.47	(f)	4.48	(f)	2.90	(f)	13
11.43	2.84	353	340	0.47		4.85		1.60		35
11.69	9.62	352	77	0.44		17.83		0.70		28
10.83	8.30	11	10	0.40	(f)	246.60	(f)	0.84	(f)	13

11.57	5.98	7,123	6,669	0.32	(f)	1.09	(f)	3.13	(f)	13
11.45	3.01	6,271	5,850	0.32		1.31		1.83		35
11.71	9.85	5,849	4,950	0.24		1.58		1.46		28
10.84	8.40	4,044	80	0.08	(f)	40.80	(f)	0.59	(f)	13

11.57	5.98	13	13	0.23	(f)	94.56	(f)	3.12	(f)	13
11.46	3.12	12	28	0.21		41.69		2.78		35
11.72	9.96	50	48	0.13		27.89		1.48		28
10.85	8.50	57	37	0.14	(f)	122.15	(f)	0.73	(f)	13

11.56	6.08	127	113	0.12	(f)	11.36	(f)	3.42	(f)	13
11.45	3.15	95	69	0.12		17.68		2.16		35
11.72	10.07	33	15	0.04		87.88		1.54		28
10.85	8.50	11	10	0.05	(f)	246.10	(f)	1.19	(f)	13

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	183

Financial Highlights (unaudited) (continued)

Prudential Day One 2035 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions
Class R6
Six Months Ended 01/31/20	$11.46	$0.20	$0.52	$0.72	$(0.27)	$(0.34)		$(0.61)
Year Ended 07/31/19	11.74	0.24	0.05	0.29	(0.31)	(0.26)		(0.57)
Year Ended 07/31/18	10.87	0.22	0.88	1.10	(0.23)	(-	)(g)	(0.23)
December 13, 2016(h) through July 31, 2017	10.00	0.07	0.80	0.87	-	-		-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

184

Prudential Day One 2035 Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.57	6.23%	$30,015	$26,931	0.00%	(k)(f)	0.62%	(f)	3.47%	(f)	13%
11.46	3.23	24,312	20,031	0.00	(k)	0.81		2.14		35
11.74	10.21	15,099	11,332	0.00	(k)	1.10		1.88		28
10.87	8.70	6,889	1,284	0.00	(k)(f)	14.16	(f)	1.03	(f)	13

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	185

Financial Highlights (unaudited)

Prudential Day One 2040 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R1
Six Months Ended 01/31/20	$11.61	$0.17	$0.49	$0.66	$(0.18)	$(0.37)	$(0.55)
Year Ended 07/31/19	11.83	0.15	0.05	0.20	(0.24)	(0.18)	(0.42)
Year Ended 07/31/18	10.90	0.12	0.98	1.10	(0.16)	(0.01)	(0.17)
December 13, 2016(h) through July 31, 2017	10.00	0.03	0.87	0.90	-	-	-
Class R2
Six Months Ended 01/31/20	11.63	0.19	0.48	0.67	(0.21)	(0.37)	(0.58)
Year Ended 07/31/19	11.84	0.17	0.07	0.24	(0.27)	(0.18)	(0.45)
Year Ended 07/31/18	10.92	0.05	1.07	1.12	(0.19)	(0.01)	(0.20)
December 13, 2016(h) through July 31, 2017	10.00	0.05	0.87	0.92	-	-	-
Class R3
Six Months Ended 01/31/20	11.64	0.20	0.49	0.69	(0.23)	(0.37)	(0.60)
Year Ended 07/31/19	11.86	0.16	0.09	0.25	(0.29)	(0.18)	(0.47)
Year Ended 07/31/18	10.93	0.16	0.98	1.14	(0.20)	(0.01)	(0.21)
December 13, 2016(h) through July 31, 2017	10.00	0.06	0.87	0.93	-	-	-
Class R4
Six Months Ended 01/31/20	11.65	0.19	0.51	0.70	(0.24)	(0.37)	(0.61)
Year Ended 07/31/19	11.87	0.25	0.01	0.26	(0.30)	(0.18)	(0.48)
Year Ended 07/31/18	10.94	0.18	0.97	1.15	(0.21)	(0.01)	(0.22)
December 13, 2016(h) through July 31, 2017	10.00	0.03	0.91	0.94	-	-	-
Class R5
Six Months Ended 01/31/20	11.65	0.20	0.50	0.70	(0.25)	(0.37)	(0.62)
Year Ended 07/31/19	11.88	0.22	0.04	0.26	(0.31)	(0.18)	(0.49)
Year Ended 07/31/18	10.95	0.08	1.09	1.17	(0.23)	(0.01)	(0.24)
December 13, 2016(h) through July 31, 2017	10.00	0.07	0.88	0.95	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

186

Prudential Day One 2040 Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.72	5.66%	$19	$17	0.70%	(f)	70.86%	(f)	2.86%	(f)	11%
11.61	2.28	16	14	0.70		83.37		1.31		26
11.83	10.11	13	12	0.63		110.40		1.04		27
10.90	9.00	11	10	0.64	(f)	226.80	(f)	0.46	(f)	27

11.72	5.71	3,121	2,716	0.45	(f)	1.58	(f)	3.27	(f)	11
11.63	2.65	2,424	1,689	0.45		2.02		1.50		26
11.84	10.26	1,157	299	0.43		5.77		0.43		27
10.92	9.20	12	11	0.39	(f)	219.37	(f)	0.69	(f)	27

11.73	5.86	1,879	1,618	0.30	(f)	1.73	(f)	3.39	(f)	11
11.64	2.73	1,491	915	0.30		2.43		1.42		26
11.86	10.49	550	281	0.26		6.12		1.34		27
10.93	9.30	11	10	0.24	(f)	226.24	(f)	0.86	(f)	27

11.74	5.97	13	13	0.20	(f)	93.50	(f)	3.21	(f)	11
11.65	2.84	12	35	0.20		33.44		2.14		26
11.87	10.60	61	124	0.13		11.98		1.58		27
10.94	9.40	115	71	0.13	(f)	81.65	(f)	0.52	(f)	27

11.73	5.97	6,299	6,210	0.10	(f)	0.99	(f)	3.29	(f)	11
11.65	2.87	6,056	5,822	0.10		1.18		1.94		26
11.88	10.71	6,070	1,981	0.09		1.75		0.72		27
10.95	9.50	11	10	0.03	(f)	225.96	(f)	1.07	(f)	27

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	187

Financial Highlights (unaudited) (continued)

Prudential Day One 2040 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R6
Six Months Ended 01/31/20	$11.66	$0.21	$0.51	$0.72	$(0.27)	$(0.37)	$(0.64)
Year Ended 07/31/19	11.89	0.23	0.05	0.28	(0.33)	(0.18)	(0.51)
Year Ended 07/31/18	10.96	0.20	0.98	1.18	(0.24)	(0.01)	(0.25)
December 13, 2016(h) through July 31, 2017	10.00	0.06	0.90	0.96	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

188

Prudential Day One 2040 Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.74	6.02%	$21,623	$19,439	0.00%	(k)(f)	0.72%	(f)	3.55%	(f)	11%
11.66	3.13	17,752	15,067	0.00	(k)	0.91		2.01		26
11.89	10.86	12,643	9,501	0.00	(k)	1.52		1.75		27
10.96	9.60	5,693	1,375	0.00	(k)(f)	13.42	(f)	0.85	(f)	27

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	189

Financial Highlights (unaudited)

Prudential Day One 2045 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R1
Six Months Ended 01/31/20	$11.47	$0.17	$0.51	$0.68	$(0.18)	$(0.39)	$(0.57)
Year Ended 07/31/19	11.91	0.14	(0.04)	0.10	(0.24)	(0.30)	(0.54)
Year Ended 07/31/18	10.97	0.11	1.02	1.13	(0.18)	(0.01)	(0.19)
December 13, 2016(h) through July 31, 2017	10.00	0.03	0.94	0.97	-	-	-
Class R2
Six Months Ended 01/31/20	11.49	0.18	0.51	0.69	(0.21)	(0.39)	(0.60)
Year Ended 07/31/19	11.94	0.09	0.03	0.12	(0.27)	(0.30)	(0.57)
Year Ended 07/31/18	10.98	0.13	1.04	1.17	(0.20)	(0.01)	(0.21)
December 13, 2016(h) through July 31, 2017	10.00	0.04	0.94	0.98	-	-	-
Class R3
Six Months Ended 01/31/20	11.50	0.20	0.50	0.70	(0.23)	(0.39)	(0.62)
Year Ended 07/31/19	11.94	0.18	(0.03)	0.15	(0.29)	(0.30)	(0.59)
Year Ended 07/31/18	10.99	0.15	1.03	1.18	(0.22)	(0.01)	(0.23)
December 13, 2016(h) through July 31, 2017	10.00	0.03	0.96	0.99	-	-	-
Class R4
Six Months Ended 01/31/20	11.50	0.19	0.52	0.71	(0.24)	(0.39)	(0.63)
Year Ended 07/31/19	11.95	0.23	(0.08)	0.15	(0.30)	(0.30)	(0.60)
Year Ended 07/31/18	11.00	0.24	0.95	1.19	(0.23)	(0.01)	(0.24)
December 13, 2016(h) through July 31, 2017	10.00	0.03	0.97	1.00	-	-	-
Class R5
Six Months Ended 01/31/20	11.51	0.23	0.49	0.72	(0.25)	(0.39)	(0.64)
Year Ended 07/31/19	11.96	0.18	(0.02)	0.16	(0.31)	(0.30)	(0.61)
Year Ended 07/31/18	11.01	0.14	1.06	1.20	(0.24)	(0.01)	(0.25)
December 13, 2016(h) through July 31, 2017	10.00	0.07	0.94	1.01	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

190

Prudential Day One 2045 Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.58	5.86%	$14	$14	0.69%	(f)	88.43%	(f)	2.95%	(f)	14%
11.47	1.78	13	12	0.69		96.93		1.26		31
11.91	10.31	12	12	0.62		110.92		0.96		33
10.97	9.70	11	10	0.64	(f)	218.87	(f)	0.39	(f)	21

11.58	5.93	175	106	0.44	(f)	12.95	(f)	3.07	(f)	14
11.49	1.99	98	58	0.44		21.72		0.78		31
11.94	10.75	27	17	0.38		78.26		1.09		33
10.98	9.80	12	11	0.39	(f)	216.07	(f)	0.63	(f)	21

11.58	5.99	8,456	7,889	0.29	(f)	1.53	(f)	3.37	(f)	14
11.50	2.26	7,639	6,657	0.29		1.80		1.58		31
11.94	10.79	5,927	4,901	0.22		2.11		1.33		33
10.99	9.90	3,812	76	0.09	(f)	42.49	(f)	0.38	(f)	21

11.58	6.12	38	31	0.19	(f)	39.65	(f)	3.22	(f)	14
11.50	2.29	31	217	0.20		6.89		2.01		31
11.95	10.90	458	361	0.13		5.30		2.04		33
11.00	10.00	247	142	0.12	(f)	59.08	(f)	0.38	(f)	21

11.59	6.17	294	210	0.09	(f)	6.88	(f)	3.91	(f)	14
11.51	2.41	174	101	0.09		12.95		1.62		31
11.96	11.00	51	19	0.04		67.28		1.24		33
11.01	10.10	12	11	0.04	(f)	216.62	(f)	0.99	(f)	21

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	191

Financial Highlights (unaudited) (continued)

Prudential Day One 2045 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R6
Six Months Ended 01/31/20	$11.53	$0.22	$0.50	$0.72	$(0.26)	$(0.39)	$(0.65)
Year Ended 07/31/19	11.99	0.22	(0.05)	0.17	(0.33)	(0.30)	(0.63)
Year Ended 07/31/18	11.03	0.19	1.04	1.23	(0.26)	(0.01)	(0.27)
December 13, 2016(h) through July 31, 2017	10.00	0.05	0.98	1.03	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

192

Prudential Day One 2045 Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.60	6.23%	$12,143	$10,546	0.00%	(k)(f)	1.15%	(f)	3.64%	(f)	14%
11.53	2.50	9,601	8,229	0.00	(k)	1.43		1.99		31
11.99	11.24	7,129	5,157	0.00	(k)	1.77		1.63		33
11.03	10.30	3,451	665	0.00	(k)(f)	22.86	(f)	0.80	(f)	21

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	193

Financial Highlights (unaudited)

Prudential Day One 2050 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R1
Six Months Ended 01/31/20	$11.59	$0.06	$0.61	$0.67	$(0.19)	$(0.30)	$(0.49)
Year Ended 07/31/19	11.92	0.13	(0.02)	0.11	(0.25)	(0.19)	(0.44)
Year Ended 07/31/18	10.95	0.11	1.05	1.16	(0.18)	(0.01)	(0.19)
December 13, 2016(h) through July 31, 2017	10.00	0.01	0.94	0.95	-	-	-
Class R2
Six Months Ended 01/31/20	11.59	0.20	0.50	0.70	(0.21)	(0.30)	(0.51)
Year Ended 07/31/19	11.93	0.15	(0.03)	0.12	(0.27)	(0.19)	(0.46)
Year Ended 07/31/18	10.96	0.03	1.16	1.19	(0.21)	(0.01)	(0.22)
December 13, 2016(h) through July 31, 2017	10.00	0.04	0.92	0.96	-	-	-
Class R3
Six Months Ended 01/31/20	11.61	0.20	0.50	0.70	(0.22)	(0.30)	(0.52)
Year Ended 07/31/19	11.95	0.14	- (i)	0.14	(0.29)	(0.19)	(0.48)
Year Ended 07/31/18	10.97	0.12	1.10	1.22	(0.23)	(0.01)	(0.24)
December 13, 2016(h) through July 31, 2017	10.00	0.05	0.92	0.97	-	-	-
Class R4
Six Months Ended 01/31/20	11.59	0.20	0.51	0.71	(0.24)	(0.30)	(0.54)
Year Ended 07/31/19	11.95	1.53	(1.40)	0.13	(0.30)	(0.19)	(0.49)
Year Ended 07/31/18	10.98	0.14	1.08	1.22	(0.24)	(0.01)	(0.25)
December 13, 2016(h) through July 31, 2017	10.00	0.03	0.95	0.98	-	-	-
Class R5
Six Months Ended 01/31/20	11.62	0.21	0.50	0.71	(0.25)	(0.30)	(0.55)
Year Ended 07/31/19	11.96	0.20	(0.03)	0.17	(0.32)	(0.19)	(0.51)
Year Ended 07/31/18	10.99	0.07	1.16	1.23	(0.25)	(0.01)	(0.26)
December 13, 2016(h) through July 31, 2017	10.00	0.06	0.93	0.99	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

194

Prudential Day One 2050 Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.77	5.76%	$36	$78	0.68%	(f)	17.72%	(f)	1.06%	(f)	14%
11.59	1.61	166	145	0.68		11.03		1.11		30
11.92	10.68	142	122	0.61		15.48		0.95		56
10.95	9.50	98	15	0.59	(f)	192.34	(f)	0.14	(f)	18

11.78	5.96	2,726	2,276	0.42	(f)	2.53	(f)	3.44	(f)	14
11.59	1.83	1,951	1,348	0.43		3.75		1.33		30
11.93	10.96	982	284	0.41		8.52		0.26		56
10.96	9.60	18	11	0.38	(f)	257.36	(f)	0.54	(f)	18

11.79	5.99	1,702	1,341	0.27	(f)	2.72	(f)	3.37	(f)	14
11.61	2.01	1,074	655	0.28		4.43		1.22		30
11.95	11.19	347	162	0.24		12.24		1.01		56
10.97	9.70	11	10	0.23	(f)	267.71	(f)	0.71	(f)	18

11.76	6.07	13	13	0.17	(f)	94.35	(f)	3.42	(f)	14
11.59	1.95	12	68	0.19		19.83		13.14		30
11.95	11.21	160	113	0.12		15.66		1.24		56
10.98	9.80	75	45	0.11	(f)	141.42	(f)	0.39	(f)	18

11.78	6.06	734	752	0.07	(f)	3.25	(f)	3.52	(f)	14
11.62	2.24	732	608	0.08		4.47		1.73		30
11.96	11.31	560	176	0.06		10.80		0.56		56
10.99	9.90	11	10	0.02	(f)	267.38	(f)	0.92	(f)	18

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	195

Financial Highlights (unaudited) (continued)

Prudential Day One 2050 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R6
Six Months Ended 01/31/20	$11.64	$0.22	$0.51	$0.73	$(0.27)	$(0.30)	$(0.57)
Year Ended 07/31/19	11.99	0.20	(0.03)	0.17	(0.33)	(0.19)	(0.52)
Year Ended 07/31/18	11.00	0.19	1.08	1.27	(0.27)	(0.01)	(0.28)
December 13, 2016(h) through July 31, 2017	10.00	0.06	0.94	1.00	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

196

Prudential Day One 2050 Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.80	6.18%	$8,518	$8,095	0.00%	(k)(f)	1.68%	(f)	3.77%	(f)	14%
11.64	2.33	7,037	5,316	0.00	(k)	2.60		1.75		30
11.99	11.65	3,884	2,964	0.00	(k)	4.62		1.64		56
11.00	10.00	2,013	318	0.00	(k)(f)	49.96	(f)	0.83	(f)	18

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	197

Financial Highlights (unaudited)

Prudential Day One 2055 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R1
Six Months Ended 01/31/20	$11.52	$0.17	$0.50	$0.67	$(0.19)	$(0.36)	$(0.55)
Year Ended 07/31/19	12.10	0.14	(0.15)	(0.01)	(0.24)	(0.33)	(0.57)
Year Ended 07/31/18	11.07	0.10	1.12	1.22	(0.19)	-	(0.19)
December 13, 2016(h) through July 31, 2017	10.00	0.02	1.05	1.07	-	-	-
Class R2
Six Months Ended 01/31/20	11.54	0.19	0.49	0.68	(0.21)	(0.36)	(0.57)
Year Ended 07/31/19	12.12	0.12	(0.10)	0.02	(0.27)	(0.33)	(0.60)
Year Ended 07/31/18	11.09	0.10	1.15	1.25	(0.22)	-	(0.22)
December 13, 2016(h) through July 31, 2017	10.00	0.03	1.06	1.09	-	-	-
Class R3
Six Months Ended 01/31/20	11.55	0.21	0.48	0.69	(0.23)	(0.36)	(0.59)
Year Ended 07/31/19	12.13	0.18	(0.14)	0.04	(0.29)	(0.33)	(0.62)
Year Ended 07/31/18	11.10	0.15	1.12	1.27	(0.24)	-	(0.24)
December 13, 2016(h) through July 31, 2017	10.00	0.02	1.08	1.10	-	-	-
Class R4
Six Months Ended 01/31/20	11.56	0.20	0.49	0.69	(0.24)	(0.36)	(0.60)
Year Ended 07/31/19	12.14	0.26	(0.21)	0.05	(0.30)	(0.33)	(0.63)
Year Ended 07/31/18	11.11	0.16	1.12	1.28	(0.25)	-	(0.25)
December 13, 2016(h) through July 31, 2017	10.00	0.03	1.08	1.11	-	-	-
Class R5
Six Months Ended 01/31/20	11.56	0.24	0.47	0.71	(0.25)	(0.36)	(0.61)
Year Ended 07/31/19	12.15	0.14	(0.09)	0.05	(0.31)	(0.33)	(0.64)
Year Ended 07/31/18	11.12	0.16	1.13	1.29	(0.26)	-	(0.26)
December 13, 2016(h) through July 31, 2017	10.00	0.06	1.06	1.12	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

198

Prudential Day One 2055 Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.64	5.71%	$16	$16	0.65%	(f)	78.37%	(f)	2.94%	(f)	9%
11.52	0.89	15	15	0.66		81.24		1.22		29
12.10	11.10	15	12	0.61		110.87		0.87		29
11.07	10.70	11	10	0.64	(f)	257.86	(f)	0.23	(f)	4

11.65	5.82	71	66	0.40	(f)	21.37	(f)	3.20	(f)	9
11.54	1.19	63	43	0.41		30.82		1.05		29
12.12	11.34	36	23	0.37		58.64		0.86		29
11.09	10.90	17	11	0.38	(f)	250.88	(f)	0.47	(f)	4

11.65	5.89	4,442	4,040	0.25	(f)	2.93	(f)	3.57	(f)	9
11.55	1.37	3,699	3,177	0.26		3.70		1.59		29
12.13	11.48	2,791	2,323	0.21		4.29		1.26		29
11.10	11.00	1,795	41	0.13	(f)	93.88	(f)	0.25	(f)	4

11.65	5.93	13	13	0.15	(f)	94.13	(f)	3.45	(f)	9
11.56	1.49	13	33	0.17		37.86		2.20		29
12.14	11.59	66	56	0.11		26.45		1.34		29
11.11	11.10	45	25	0.13	(f)	166.78	(f)	0.41	(f)	4

11.66	6.05	112	108	0.05	(f)	13.48	(f)	3.97	(f)	9
11.56	1.53	90	50	0.05		26.07		1.20		29
12.15	11.69	21	14	0.01		96.19		1.37		29
11.12	11.20	11	10	0.03	(f)	257.05	(f)	0.84	(f)	4

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	199

Financial Highlights (unaudited) (continued)

Prudential Day One 2055 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R6
Six Months Ended 01/31/20	$11.57	$0.23	$0.48	$0.71	$(0.27)	$(0.36)	$(0.63)
Year Ended 07/31/19	12.16	0.21	(0.14)	0.07	(0.33)	(0.33)	(0.66)
Year Ended 07/31/18	11.13	0.19	1.12	1.31	(0.28)	-	(0.28)
December 13, 2016(h) through July 31, 2017	10.00	0.04	1.09	1.13	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

200

Prudential Day One 2055 Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.65	6.05%	$4,715	$4,093	0.00%	(k)(f)	2.60%	(f)	3.82%	(f)	9%
11.57	1.72	3,635	3,169	0.00	(k)	3.36		1.87		29
12.16	11.85	2,777	2,185	0.00	(k)	3.99		1.62		29
11.13	11.30	950	287	0.00	(k)(f)	60.80	(f)	0.53	(f)	4

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	201

Financial Highlights (unaudited)

Prudential Day One 2060 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations		Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R1
Six Months Ended 01/31/20	$11.62	$0.17	$0.49	$0.66		$(0.20)	$(0.26)	$(0.46)
Year Ended 07/31/19	12.06	0.13	(0.15)	(0.02)		(0.25)	(0.17)	(0.42)
Year Ended 07/31/18	11.01	0.10	1.15	1.25		(0.20)	-	(0.20)
December 13, 2016(h) through July 31, 2017	10.00	0.01	1.00	1.01		-	-	-
Class R2
Six Months Ended 01/31/20	11.63	0.23	0.46	0.69		(0.22)	(0.26)	(0.48)
Year Ended 07/31/19	12.08	0.15	(0.15)	-	(i)	(0.28)	(0.17)	(0.45)
Year Ended 07/31/18	11.03	0.06	1.21	1.27		(0.22)	-	(0.22)
December 13, 2016(h) through July 31, 2017	10.00	0.03	1.00	1.03		-	-	-
Class R3
Six Months Ended 01/31/20	11.65	0.24	0.45	0.69		(0.22)	(0.26)	(0.48)
Year Ended 07/31/19	12.09	0.14	(0.11)	0.03		(0.30)	(0.17)	(0.47)
Year Ended 07/31/18	11.04	0.13	1.16	1.29		(0.24)	-	(0.24)
December 13, 2016(h) through July 31, 2017	10.00	0.04	1.00	1.04		-	-	-
Class R4
Six Months Ended 01/31/20	11.65	0.20	0.50	0.70		(0.23)	(0.26)	(0.49)
Year Ended 07/31/19	12.10	0.19	(0.16)	0.03		(0.31)	(0.17)	(0.48)
Year Ended 07/31/18	11.04	0.16	1.15	1.31		(0.25)	-	(0.25)
December 13, 2016(h) through July 31, 2017	10.00	0.05	0.99	1.04		-	-	-
Class R5
Six Months Ended 01/31/20	11.66	0.21	0.50	0.71		(0.24)	(0.26)	(0.50)
Year Ended 07/31/19	12.11	0.02	0.02	0.04		(0.32)	(0.17)	(0.49)
Year Ended 07/31/18	11.05	0.16	1.16	1.32		(0.26)	-	(0.26)
December 13, 2016(h) through July 31, 2017	10.00	0.05	1.00	1.05		-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

202

Prudential Day One 2060 Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.82	5.65%	$13	$13	0.65%	(f)	101.61%	(f)	2.92%	(f)	14%
11.62	0.57	12	12	0.66		111.01		1.10		35
12.06	11.37	12	12	0.61		149.96		0.87		90
11.01	10.10	11	10	0.63	(f)	479.61	(f)	0.22	(f)	18

11.84	5.82	630	495	0.40	(f)	10.27	(f)	3.80	(f)	14
11.63	0.79	388	226	0.41		18.79		1.31		35
12.08	11.61	94	29	0.38		79.88		0.51		90
11.03	10.30	11	10	0.37	(f)	479.48	(f)	0.47	(f)	18

11.86	5.88	461	363	0.25	(f)	10.98	(f)	3.94	(f)	14
11.65	1.05	279	173	0.26		20.50		1.25		35
12.09	11.75	121	80	0.22		53.70		1.11		90
11.04	10.40	11	10	0.23	(f)	479.19	(f)	0.61	(f)	18

11.86	5.94	13	13	0.15	(f)	99.80	(f)	3.42	(f)	14
11.65	1.09	12	12	0.16		106.19		1.66		35
12.10	11.96	13	12	0.11		147.15		1.35		90
11.04	10.40	11	10	0.12	(f)	479.00	(f)	0.72	(f)	18

11.87	5.98	88	82	0.05	(f)	22.21	(f)	3.43	(f)	14
11.66	1.21	67	35	0.06		45.88		0.15		35
12.11	12.06	16	13	0.01		140.94		1.39		90
11.05	10.50	11	10	0.02	(f)	478.98	(f)	0.83	(f)	18

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	203

Financial Highlights (unaudited) (continued)

Prudential Day One 2060 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R6
Six Months Ended 01/31/20	$11.66	$0.23	$0.48	$0.71	$(0.24)	$(0.26)	$(0.50)
Year Ended 07/31/19	12.11	0.22	(0.16)	0.06	(0.34)	(0.17)	(0.51)
Year Ended 07/31/18	11.06	0.22	1.11	1.33	(0.28)	-	(0.28)
December 13, 2016(h) through July 31, 2017	10.00	0.05	1.01	1.06	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

204

Prudential Day One 2060 Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.87	6.05%	$1,820	$1,587	0.00%	(k)(f)	8.21%	(f)	3.90%	(f)	14%
11.66	1.39	1,424	981	0.00	(k)	14.67		1.90		35
12.11	12.12	452	266	0.00	(k)	42.30		1.84		90
11.06	10.60	52	19	0.00	(k)(f)	459.90	(f)	0.79	(f)	18

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	205

Financial Highlights (unaudited)

Prudential Day One 2065 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R1
December 16, 2019(h) through January 31, 2020	$10.00	$0.02		$(0.11)	$(0.09)	$(0.05)	$ -	$(0.05)
Class R2
December 16, 2019(h) through January 31, 2020	10.00	0.02		(0.11)	(0.09)	(0.05)	-	(0.05)
Class R3
December 16, 2019(h) through January 31, 2020	10.00	0.02		(0.11)	(0.09)	(0.05)	-	(0.05)
Class R4
December 16, 2019(h) through January 31, 2020	10.00	0.02		(0.11)	(0.09)	(0.05)	-	(0.05)
Class R5
December 16, 2019(h) through January 31, 2020	10.00	0.03		(0.12)	(0.09)	(0.05)	-	(0.05)
Class R6
December 16, 2019(h) through January 31, 2020	10.00	-	(i)	(0.09)	(0.09)	(0.05)	-	(0.05)

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

206

Prudential Day One 2065 Fund (unaudited) (continued)

		Ratios/Supplemental Data(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$9.86	(0.95)%	$10	$10	0.65%	(f)	514.14%	(f)	1.28%	(f)	2%

9.86	(0.94)	10	10	0.40	(f)	513.83	(f)	1.53	(f)	2

9.86	(0.93)	10	10	0.26	(f)	513.67	(f)	1.68	(f)	2

9.86	(0.93)	10	10	0.15	(f)	513.59	(f)	1.79	(f)	2

9.86	(0.92)	10	10	0.05	(f)	513.46	(f)	1.89	(f)	2

9.86	(0.92)	78	16	0.00	(k)(f)	367.45	(f)	0.29	(f)	2

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	207

Financial Highlights (unaudited) (continued)

(a)	Calculated based on average shares outstanding during the period.
(b)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	Annualized.
(g)	Less than $(0.005) per share.
(h)	Commencement of operations.
(i)	Less than $0.005 per share.
(j)	Less than (0.005)%.
(k)

As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses. The effect of such waivers was as follows:

Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the Manager

Fund	Six Months Ended 01/31/20		Year Ended 07/31/19	Year Ended 07/31/18	December 13, 2016(h) through July 31, 2017*
Prudential Day One Income Fund (Class R6)	(0.01	)%(f)	(0.01)%	(0.09)%	(0.19	)%(f)
Prudential Day One 2015 Fund (Class R6)	(0.01	)%(f)	(0.02)%	(0.11)%	(0.22	)%(f)
Prudential Day One 2020 Fund (Class R6)	(0.01	)%(f)	(0.01)%	(0.10)%	(0.21	)%(f)
Prudential Day One 2025 Fund (Class R6)	(0.00	)%(f)(j)	(0.01)%	(0.09)%	(0.19	)%(f)
Prudential Day One 2030 Fund (Class R6)	(0.01	)%(f)	(0.01)%	(0.07)%	(0.14	)%(f)
Prudential Day One 2035 Fund (Class R6)	(0.03	)%(f)	(0.03)%	(0.11)%	(0.16	)%(f)
Prudential Day One 2040 Fund (Class R6)	(0.05	)%(f)	(0.05)%	(0.11)%	(0.17	)%(f)
Prudential Day One 2045 Fund (Class R6)	(0.06	)%(f)	(0.06)%	(0.12)%	(0.16	)%(f)
Prudential Day One 2050 Fund (Class R6)	(0.08	)%(f)	(0.07)%	(0.13)%	(0.19	)%(f)
Prudential Day One 2055 Fund (Class R6)	(0.10	)%(f)	(0.09)%	(0.13)%	(0.15	)%(f)
Prudential Day One 2060 Fund (Class R6)	(0.10	)%(f)	(0.09)%	(0.14)%	(0.15	)%(f)
Prudential Day One 2065 Fund (Class R6)**	(0.11	)%(f)

*	Certain prior year amounts have been classified for consistency with the current period presentation.
**	Commencement of operations was December 16, 2019.

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

208

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Funds has delegated to the Funds’ subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Commission’s website at sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Funds carefully before investing. The prospectus and summary prospectus for each Fund contain this and other information about the Funds. An investor may obtain a prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Day One Funds, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. Each Funds’ Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Funds’ full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL DAY ONE FUNDS	NASDAQ	CUSIP		NASDAQ	CUSIP		NASDAQ	CUSIP
Prudential Day One Income Fund (Share Class R1)	PDADX	74445D109	Prudential Day One 2030 Fund (Share Class R1)	PDFCX	74445D646	Prudential Day One 2050 Fund (Share Class R1)	PDJDX	74445D372
Prudential Day One Income Fund (Share Class R2)	PDAEX	74445D208	Prudential Day One 2030 Fund (Share Class R2)	PDFEX	74445D638	Prudential Day One 2050 Fund (Share Class R2)	PDJEX	74445D364
Prudential Day One Income Fund (Share Class R3)	PDAFX	74445D307	Prudential Day One 2030 Fund (Share Class R3)	PDFFX	74445D620	Prudential Day One 2050 Fund (Share Class R3)	PDJFX	74445D356
Prudential Day One Income Fund (Share Class R4)	PDAGX	74445D406	Prudential Day One 2030 Fund (Share Class R4)	PDFGX	74445D612	Prudential Day One 2050 Fund (Share Class R4)	PDJGX	74445D349
Prudential Day One Income Fund (Share Class R5)	PDAHX	74445D505	Prudential Day One 2030 Fund (Share Class R5)	PDFHX	74445D596	Prudential Day One 2050 Fund (Share Class R5)	PDJHX	74445D331
Prudential Day One Income Fund (Share Class R6)	PDAJX	74445D604	Prudential Day One 2030 Fund (Share Class R6)	PDFJX	74445D588	Prudential Day One 2050 Fund (Share Class R6)	PDJJX	74445D323
Prudential Day One 2015 Fund (Share Class R1)	PDCDX	74445D844	Prudential Day One 2035 Fund (Share Class R1)	PDGCX	74445D570	Prudential Day One 2055 Fund (Share Class R1)	PDKDX	74445D315
Prudential Day One 2015 Fund (Share Class R2)	PDCEX	74445D836	Prudential Day One 2035 Fund (Share Class R2)	PDGEX	74445D562	Prudential Day One 2055 Fund (Share Class R2)	PDKEX	74445D299
Prudential Day One 2015 Fund (Share Class R3)	PDCFX	74445D828	Prudential Day One 2035 Fund (Share Class R3)	PDGFX	74445D554	Prudential Day One 2055 Fund (Share Class R3)	PDKFX	74445D281
Prudential Day One 2015 Fund (Share Class R4)	PDCGX	74445D810	Prudential Day One 2035 Fund (Share Class R4)	PDGGX	74445D547	Prudential Day One 2055 Fund (Share Class R4)	PDKGX	74445D273
Prudential Day One 2015 Fund (Share Class R5)	PDCHX	74445D794	Prudential Day One 2035 Fund (Share Class R5)	PDGHX	74445D539	Prudential Day One 2055 Fund (Share Class R5)	PDKHX	74445D265
Prudential Day One 2015 Fund (Share Class R6)	PDCJX	74445D786	Prudential Day One 2035 Fund (Share Class R6)	PDGJX	74445D521	Prudential Day One 2055 Fund (Share Class R6)	PDKJX	74445D257
Prudential Day One 2020 Fund (Share Class R1)	PDDDX	74445D778	Prudential Day One 2040 Fund (Share Class R1)	PDHDX	74445D513	Prudential Day One 2060 Fund (Share Class R1)	PDLDX	74445D240
Prudential Day One 2020 Fund (Share Class R2)	PDDEX	74445D760	Prudential Day One 2040 Fund (Share Class R2)	PDHEX	74445D497	Prudential Day One 2060 Fund (Share Class R2)	PDLEX	74445D232
Prudential Day One 2020 Fund (Share Class R3)	PDDFX	74445D752	Prudential Day One 2040 Fund (Share Class R3)	PDHFX	74445D489	Prudential Day One 2060 Fund (Share Class R3)	PDLFX	74445D224
Prudential Day One 2020 Fund (Share Class R4)	PDDGX	74445D745	Prudential Day One 2040 Fund (Share Class R4)	PDHGX	74445D471	Prudential Day One 2060 Fund (Share Class R4)	PDLGX	74445D216
Prudential Day One 2020 Fund (Share Class R5)	PDDHX	74445D737	Prudential Day One 2040 Fund (Share Class R5)	PDHHX	74445D463	Prudential Day One 2060 Fund (Share Class R5)	PDLHX	74445D190
Prudential Day One 2020 Fund (Share Class R6)	PDDJX	74445D729	Prudential Day One 2040 Fund (Share Class R6)	PDHJX	74445D455	Prudential Day One 2060 Fund (Share Class R6)	PDLJX	74445D182
Prudential Day One 2025 Fund (Share Class R1)	PDEDX	74445D711	Prudential Day One 2045 Fund (Share Class R1)	PDIDX	74445D448	Prudential Day One 2065 Fund (Share Class R1)	PDOAX	74440V674
Prudential Day One 2025 Fund (Share Class R2)	PDEEX	74445D695	Prudential Day One 2045 Fund (Share Class R2)	PDIEX	74445D430	Prudential Day One 2065 Fund (Share Class R2)	PDODX	74440V666
Prudential Day One 2025 Fund (Share Class R3)	PDEFX	74445D687	Prudential Day One 2045 Fund (Share Class R3)	PDIKX	74445D422	Prudential Day One 2065 Fund (Share Class R3)	PDOEX	74440V658
Prudential Day One 2025 Fund (Share Class R4)	PDEGX	74445D679	Prudential Day One 2045 Fund (Share Class R4)	PDIGX	74445D414	Prudential Day One 2065 Fund (Share Class R4)	PDOFX	74440V641
Prudential Day One 2025 Fund (Share Class R5)	PDEHX	74445D661	Prudential Day One 2045 Fund (Share Class R5)	PDIHX	74445D398	Prudential Day One 2065 Fund (Share Class R5)	PDOGX	74440V633
Prudential Day One 2025 Fund (Share Class R6)	PDEJX	74445D653	Prudential Day One 2045 Fund (Share Class R6)	PDIJX	74445D380	Prudential Day One 2065 Fund (Share Class R6)	PDOHX	74440V625

MF236E2

PGIM 60/40 ALLOCATION FUND

SEMIANNUAL REPORT

JANUARY 31, 2020

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of QMA LLC, a registered investment adviser and a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	(without sales charges)	Average Annual Total Returns as of 1/31/20
	Six Months* (%)	One Year (%)	Since Inception (%)
Fund	6.96	15.95	9.73 (9/13/17)
Custom Benchmark Index
	7.30	16.96	10.20

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

Custom Benchmark Index—The Custom Benchmark is comprised of 60% S&P 500 Index and 40% Bloomberg Barclays US Aggregate Bond Index.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

PGIM 60/40 Allocation Fund	3

Your Fund’s Performance (continued)

Presentation of Fund Holdings

60/40 Allocation Top Largest Holdings	Asset Class	% of Net Assets
PGIM QMA Large-Cap Core Equity Fund	Large Cap	59.3%
PGIM Total Return Bond Fund	Total Return Bond	40.6%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM 60/40 Allocation Fund	5

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM 60/40 Allocation Fund		Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R6	Actual	$1,000.00	$1,069.60	0.40%	$2.08
	Hypothetical	$1,000.00	$1,023.13	0.40%	$2.03

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2020, and divided by the 366 days in the Fund’s fiscal year ending July 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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PGIM 60/40 Allocation Fund

Schedule of Investments (unaudited)

as of January 31, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM QMA Large-Cap Core Equity Fund (Class R6)	890,620	$14,205,385
PGIM Total Return Bond Fund (Class R6)	658,744	9,709,880

TOTAL LONG-TERM INVESTMENTS (cost $21,897,519)		23,915,265

SHORT-TERM INVESTMENT 0.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $70,650)	70,650	70,650

TOTAL INVESTMENTS 100.2%
(cost $21,968,169)(w)		23,985,915
Liabilities in excess of other assets (0.2)%		(50,805)

NET ASSETS 100.0%		$23,935,110

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$23,985,915	$—	$—

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund	7

PGIM 60/40 Allocation Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2020 were as follows:

Large Cap	59.3%
Total Return Bond	40.6
Short Term	0.3

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

8

Statement of Assets and Liabilities (unaudited)

as of January 31, 2020

Assets
Affiliated investments (cost $21,968,169)	$23,985,915
Receivable for Fund shares sold	60,229
Receivable for investments sold	14,088
Due from Manager	12,760
Prepaid expenses	537

Total Assets	24,073,529

Liabilities
Payable for investments purchased	72,429
Custodian and accounting fees payable	42,036
Accrued expenses and other liabilities	12,463
Audit fee payable	11,437
Payable for Fund shares reacquired	39
Affiliated transfer agent fee payable	15

Total Liabilities	138,419

Net Assets	$23,935,110

Net assets were comprised of:
Shares of beneficial interest, at par	$2,110
Paid-in capital in excess of par	21,916,778
Total distributable earnings (loss)	2,016,222

Net assets, January 31, 2020	$23,935,110

Class R6
Net asset value, offering price and redemption price per share, ($23,935,110 ÷ 2,110,158 shares of beneficial interest issued and outstanding)	$11.34

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund	9

Statement of Operations (unaudited)

Six Months Ended Ended January 31, 2020

Net Investment Income (Loss)
Affiliated dividend income	$338,468

Expenses
Management fee	2,040
Custodian and accounting fees	43,502
Audit fee	11,435
Legal fees and expenses	8,609
Shareholders’ reports	6,768
Trustees’ fees	5,446
Registration fees	502
Transfer agent’s fees and expenses (including affiliated expense of $41)	50
Miscellaneous	5,235

Total expenses	83,587
Less: Fee waiver and/or expense reimbursement	(80,869)

Net expenses	2,718
Net investment income (loss)	335,750

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions (including affiliated of $(46,835))	(46,835)
Net capital gain distributions received	632,626

585,791

Net change in unrealized appreciation (depreciation) on investments (including affiliated of $494,149)	494,149

Net gain (loss) on investment transactions	1,079,940

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,415,690

See Notes to Financial Statements.

10

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2020	Year Ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$335,750	$184,694
Net realized gain (loss) on investment transactions	(46,835)	(364,322)
Net capital gain distributions received	632,626	358,455
Net change in unrealized appreciation (depreciation) on investments	494,149	1,490,347

Net increase (decrease) in net assets resulting from operations	1,415,690	1,669,174

Dividends and Distributions
Distributions from distributable earnings
Class R6	(975,061)	(132,175)

Fund share transactions
Net proceeds from shares sold	7,006,969	14,210,268
Net asset value of shares issued in reinvestment of dividends and distributions	975,061	132,175
Cost of shares reacquired	(1,506,989)	(1,758,924)

Net increase (decrease) in net assets from Fund share transactions	6,475,041	12,583,519

Total increase (decrease)	6,915,670	14,120,518

Net Assets:
Beginning of period	17,019,440	2,898,922

End of period	$23,935,110	$17,019,440

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund	11

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 5 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust currently consists of fifteen funds: Prudential Day One Income Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund, Prudential Day One 2065 Fund, PGIM 60/40 Allocation Fund, PGIM Jennison Diversified Growth Fund and PGIM Jennison Rising Dividend Fund. These financial statements relate only to the PGIM 60/40 Allocation Fund (the “Fund”).

The investment objective of the Fund is to seek a balance between growth and conservation of capital.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

12

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurements and Disclosures.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and

PGIM 60/40 Allocation Fund	13

Notes to Financial Statements (unaudited) (continued)

distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with QMA LLC . The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. The Manager pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.02% average daily net assets.

The Manager has contractually agreed, through November 30, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.40% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses),

14

extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of the Fund.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying fund, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2020, were $8,744,830 and $2,282,856, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended January 31, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

PGIM Core Ultra Short Bond Fund
$ 79,196	$127,636	$136,182	$—	$—	$70,650	70,650	$728	$—

PGIM QMA Large-Cap Core Equity Fund (Class R6)
10,136,981	4,946,192	1,353,980	520,210	(44,018)	14,205,385	890,620	184,951	336,669

PGIM 60/40 Allocation Fund	15

Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

PGIM Total Return Bond Fund (Class R6)
$ 6,868,996	$3,798,638	$928,876	$(26,061)	$(2,817)	$9,709,880	658,744	$152,789	$295,957

$17,085,173	$8,872,466	$2,419,038	$494,149	$(46,835)	$23,985,915		$338,468	$632,626

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2020 were as follows:

Tax Basis	$21,968,169

Gross Unrealized Appreciation	2,017,746
Gross Unrealized Depreciation	—

Net Unrealized Appreciation	$2,017,746

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the two fiscal years up to the most recent fiscal year ended July 31, 2019 are subject to such review.

6. Capital and Ownership

The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Fund, at $0.001 par value per share, divided into one class, designated Class R6 shares.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

As of January 31, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class R6	2,110,158	100%

16

At reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	100%	—	—%

Transactions in shares of beneficial interest were as follows:

Class R6	Shares	Amount
Six months ended January 31, 2020:
Shares sold	623,277	$7,006,969
Shares issued in reinvestment of dividends and distributions	86,749	975,061
Shares reacquired	(134,036)	(1,506,989)

Net increase (decrease) in shares outstanding	575,990	$6,475,041

Period ended July 31, 2019:
Shares sold	1,420,772	$14,210,268
Shares issued in reinvestment of dividends and distributions	13,683	132,175
Shares reacquired	(169,362)	(1,758,924)

Net increase (decrease) in shares outstanding	1,265,093	$12,583,519

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/3/2019 – 10/1/2020	10/4/2018 – 10/2/2019
Total Commitment	$ 900 million	$ 900 million
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

PGIM 60/40 Allocation Fund	17

Notes to Financial Statements (unaudited) (continued)

The Fund did not utilize the SCA during the reporting period ended January 31, 2020.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Fund of Funds Risk: The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

18

10. Subsequent Event

Subsequent to January 31, 2020 the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak.

There are meaningful direct and indirect effects developing particularly with companies in which we invest, which may have an impact on the valuation of these companies. The Manager will continue to monitor the impact of COVID-19.

PGIM 60/40 Allocation Fund	19

PGIM 60/40 Allocation Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months Ended January 31, 2020		Year Ended July 31, 2019	September 13, 2017(a) through July 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.09		$10.77	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.20	0.14
Net realized and unrealized gain (loss) on investment transactions	0.58		0.47	0.78
Total from investment operations	0.77		0.67	0.92
Less Dividends and Distributions:
Dividends from net investment income	(0.33)		(0.34)	(0.15)
Distributions from net realized gains	(0.19)		(0.01)	-
Total dividends and distributions	(0.52)		(0.35)	(0.15)
Net asset value, end of period	$11.34		$11.09	$10.77
Total Return(c):	6.96%		6.73%	9.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23,935		$17,019	$2,899
Average net assets (000)	$20,287		$9,866	$381
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.03%	(e)	0.03%	0.02%	(e)
Expenses before waivers and/or expense reimbursement	0.82%	(e)	1.78%	28.47%	(e)
Net investment income (loss)	3.29%	(e)	1.87%	1.46%	(e)
Portfolio turnover rate(f)	11%		31%	37%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on the Fund’s website and on the Commission’s website at the end of August.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM 60/40 Allocation Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM 60/40 ALLOCATION FUND

SHARE CLASS	R6
NASDAQ	PALDX
CUSIP	74440V724

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers –Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(4)	Registrant’s Independent Public Accountant, attached as Exhibit 99.ACCT

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 5

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	March 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 18, 2020

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	March 18, 2020